UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

CT Corporation System

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: February 28, 2009

Date of reporting period: August 31, 2008

Item 1.	Reports to Stockholders.

2008 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® BOND FUNDS

AUGUST 31, 2008

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iShares Lehman Short Treasury Bond Fund

iShares Lehman 1-3 Year Treasury Bond Fund

iShares Lehman 3-7 Year Treasury Bond Fund

iShares Lehman 7-10 Year Treasury Bond Fund

iShares Lehman 10-20 Year Treasury Bond Fund

iShares Lehman 20+ Year Treasury Bond Fund

iShares Lehman TIPS Bond Fund

iShares S&P California Municipal Bond Fund

iShares S&P National Municipal Bond Fund

iShares S&P New York Municipal Bond Fund

iShares®

iShares®

Dear iShares Shareholder:

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Fund Performance Overview

iSHARES® LEHMAN TREASURY BOND FUNDS

Performance as of August 31, 2008

	Average Annual Total Returns
	Year Ended 8/31/08			Five Years Ended 8/31/08			Inception to 8/31/08

iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Lehman Short Treasury	3.42%	3.44%	3.49%	–	–	–	4.17%	4.23%	4.25%
Lehman 1-3 Year Treasury	6.20%	6.15%	6.20%	3.48%	3.49%	3.56%	3.33%	3.34%	3.43%
Lehman 3-7 Year Treasury	9.41%	9.23%	9.33%	–	–	–	8.44%	8.47%	8.44%
Lehman 7-10 Year Treasury	10.84%	10.72%	10.78%	5.59%	5.65%	5.58%	5.51%	5.53%	5.47%
Lehman 10-20 Year Treasury	10.04%	10.04%	10.05%	–	–	–	7.96%	7.99%	7.98%
Lehman 20+ Year Treasury	10.60%	10.53%	10.61%	7.19%	7.22%	7.24%	6.99%	6.98%	7.05%
Lehman TIPS	11.74%	11.98%	11.90%	–	–	–	5.94%	6.00%	6.13%

	Cumulative Total Returns
	Year Ended 8/31/08			Five Years Ended 8/31/08			Inception to 8/31/08

iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Lehman Short Treasury	3.42%	3.44%	3.49%	–	–	–	7.00%	7.09%	7.13%
Lehman 1-3 Year Treasury	6.20%	6.15%	6.20%	18.66%	18.74%	19.10%	22.15%	22.25%	22.92%
Lehman 3-7 Year Treasury	9.41%	9.23%	9.33%	–	–	–	14.34%	14.41%	14.32%
Lehman 7-10 Year Treasury	10.84%	10.72%	10.78%	31.27%	31.65%	31.16%	38.76%	38.96%	38.45%
Lehman 10-20 Year Treasury	10.04%	10.04%	10.05%	–	–	–	13.51%	13.56%	13.52%
Lehman 20+ Year Treasury	10.60%	10.53%	10.61%	41.48%	41.73%	41.86%	51.09%	51.04%	51.69%
Lehman TIPS	11.74%	11.98%	11.90%	–	–	–	31.48%	31.85%	32.60%

Total returns for the periods since inception are calculated from the inception date of each Fund (7/22/02 for the iShares Lehman 1-3 Year Treasury, iShares Lehman 7-10 Year Treasury, and iShares Lehman 20+ Year Treasury Bond Funds; 1/5/07 for the iShares Lehman Short Treasury, iShares Lehman 3-7 Year Treasury, and iShares Lehman 10-20 Year Treasury Bond Funds; and 12/4/03 for the iShares Lehman TIPS Bond Fund). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or ”NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/26/02 for the iShares Lehman 1-3 Year Treasury, iShares Lehman 7-10 Year Treasury and iShares Lehman 20+ Year Treasury Bond Funds; 1/11/07 for the iShares Lehman Short Treasury, iShares Lehman 3-7 Year Treasury and iShares Lehman 10-20 Year Treasury Bond Funds; and 12/5/03 for the iShares Lehman TIPS Bond Fund), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview (Continued)

iSHARES® LEHMAN TREASURY BOND FUNDS

The iShares Lehman Short Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the U.S. Treasury market as defined by the Lehman Brothers Short U.S. Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2008, the total return for the Fund was 0.89%, while the total return for the Index was 0.92%.

PORTFOLIO ALLOCATION As of 8/31/08
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	98.96%

Short-Term and Other Net Assets	1.04

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
U.S. Treasury Notes, 4.75%, 11/15/08	16.04%

U.S. Treasury Notes, 3.38%, 12/15/08	13.52

U.S. Treasury Notes, 4.63%, 11/30/08	12.40

U.S. Treasury Notes, 3.13%, 10/15/08	11.23

U.S. Treasury Notes, 3.25%, 01/15/09	10.04

TOTAL	63.23%

The iShares Lehman 1-3 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the U.S. Treasury market as defined by the Lehman Brothers 1-3 Year U.S. Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2008, the total return for the Fund was 0.19%, while the total return for the Index was 0.20%.

PORTFOLIO ALLOCATION As of 8/31/08
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	98.84%

Short-Term and Other Net Assets	1.16

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
U.S. Treasury Notes, 4.50%, 05/15/10	6.74%

U.S. Treasury Notes, 4.75%, 02/15/10	4.99

U.S. Treasury Notes, 3.88%, 07/15/10	4.80

U.S. Treasury Notes, 2.00%, 02/28/10	4.45

U.S. Treasury Notes, 3.50%, 11/15/09	4.28

TOTAL	25.26%

2	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® LEHMAN TREASURY BOND FUNDS

The iShares Lehman 3-7 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the intermediate-term sector of the U.S. Treasury market as defined by the Lehman Brothers 3-7 Year U.S. Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2008, the total return for the Fund was (0.37)%, while the total return for the Index was (0.33)%.

PORTFOLIO ALLOCATION As of 8/31/08
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	98.39%

Short-Term and Other Net Assets	1.61

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
U.S. Treasury Notes, 4.88%, 02/15/12	22.01%

U.S. Treasury Notes, 4.63%, 10/31/11	16.15

U.S. Treasury Notes, 4.25%, 09/30/12	13.54

U.S. Treasury Notes, 4.00%, 02/15/15	13.08

U.S. Treasury Notes, 4.25%, 08/15/14	12.27

TOTAL	77.05%

The iShares Lehman 7-10 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the intermediate-term sector of the U.S. Treasury market as defined by the Lehman Brothers 7-10 Year U.S. Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2008, the total return for the Fund was 0.37%, while the total return for the Index was 0.37%.

PORTFOLIO ALLOCATION As of 8/31/08
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	98.83%

Short-Term and Other Net Assets	1.17

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
U.S. Treasury Notes, 4.75%, 08/15/17	10.90%

U.S. Treasury Notes, 4.88%, 08/15/16	10.77

U.S. Treasury Notes, 4.50%, 05/15/17	10.46

U.S. Treasury Notes, 4.63%, 02/15/17	9.79

U.S. Treasury Notes, 4.63%, 11/15/16	7.83

TOTAL	49.75%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview (Continued)

iSHARES® LEHMAN TREASURY BOND FUNDS

The iShares Lehman 10-20 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the long-term sector of the U.S. Treasury market as defined by the Lehman Brothers 10-20 Year U.S. Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2008, the total return for the Fund was 0.67%, while the total return for the Index was 0.66%.

PORTFOLIO ALLOCATION As of 8/31/08
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	98.98%

Short-Term and Other Net Assets	1.02

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
U.S. Treasury Bonds, 8.88%, 02/15/19	20.92%

U.S. Treasury Bonds, 7.88%, 02/15/21	18.11

U.S. Treasury Bonds, 8.00%, 11/15/21	11.01

U.S. Treasury Bonds, 6.50%, 11/15/26	10.72

U.S. Treasury Bonds, 5.50%, 08/15/28	9.58

TOTAL	70.34%

The iShares Lehman 20+ Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the long-term sector of the U.S. Treasury market as defined by the Lehman Brothers 20+ Year U.S. Treasury Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2008, the total return for the Fund was 1.73%, while the total return for the Index was 1.74%.

PORTFOLIO ALLOCATION As of 8/31/08
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	98.94%

Short-Term and Other Net Assets	1.06

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
U.S. Treasury Bonds, 4.50%, 02/15/36	15.86%

U.S. Treasury Bonds, 4.75%, 02/15/37	12.59

U.S. Treasury Bonds, 6.25%, 05/15/30	12.59

U.S. Treasury Bonds, 5.38%, 02/15/31	11.60

U.S. Treasury Bonds, 5.00%, 05/15/37	10.98

TOTAL	63.62%

4	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® LEHMAN TREASURY BOND FUNDS

The iShares Lehman TIPS Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the U.S. Treasury market as defined by the Lehman Brothers U.S. Treasury TIPS Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2008, the total return for the Fund was (0.17)%, while the total return for the Index was (0.04)%.

PORTFOLIO ALLOCATION As of 8/31/08
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	98.74%

Short-Term and Other Net Assets	1.26

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
U.S. Treasury Inflation-Indexed Bonds, 2.38%, 01/15/25	6.57%

U.S. Treasury Inflation-Indexed Bonds, 0.88%, 04/15/10	6.40

U.S. Treasury Inflation-Indexed Bonds, 3.88%, 04/15/29	6.35

U.S. Treasury Inflation-Indexed Bonds, 3.00%, 07/15/12	6.34

U.S. Treasury Inflation-Indexed Bonds, 2.00%, 01/15/14	6.22

TOTAL	31.88%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® S&P MUNICIPAL BOND FUNDS

Performance as of August 31, 2008

	Cumulative Total Returns
	Inception to 8/31/08

iSHARES BOND FUND	NAV	MARKET	INDEX

S&P California Municipal	2.74%	3.22%	1.94%
S&P National Municipal	3.34%	3.75%	2.43%
S&P New York Municipal	3.01%	3.39%	2.55%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 9/7/07 for the iShares S&P National Municipal Bond Fund and 10/4/07 for the iShares S&P California Municipal and iShares S&P New York Municipal Bond Funds.

Each Fund’s per share net asset value or ”NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Funds (9/10/07 fort he iShares S&P National Municipal Bond Fund; 10/5/07 for the iShares S&P California Municipal and iShares S&P New York Municipal Bond Funds), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

6	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P MUNICIPAL BOND FUNDS

The iShares S&P California Municipal Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the California municipal bond sector of the U.S. municipal bond market as defined by the S&P California Municipal Bond Index (the “Index”). The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2008, the total return for the Fund was 5.67%, while the total return for the Index was 5.98%.

BOND CREDIT QUALITY As of 8/31/08
S&P Credit Rating	Percentage of Total Investments*
AAA	28.07%

AA+	5.32

AA	39.12

AA-	2.35

A+	6.86

A	13.46

Not Rated	4.82

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
California State Department of Water Resources Supply Revenue, Series A, Prerefunded 05/01/12 (AMBAC Insured), 5.38%, 05/01/18	4.89%

California State Department of Water Resources Supply Revenue, Series A, Prerefunded 05/01/12, 5.38%, 05/01/17	4.89

San Diego Unified School District, General Obligations Unlimited, Series F-1 (FSA Insured), 4.50%, 07/01/29	4.42

University of California Revenue, Series J (FSA Insured), 4.50%, 05/15/35	3.93

Los Angeles Community College District, Election of 2001, General Obligations Unlimited, Series A (FGIC Insured), 5.00%, 08/01/32	3.84

Bakersfield Wastewater Revenue, Series A (FSA Insured), 5.00%, 09/15/32	3.12

Bay Area Governments Association Infrastructure Finance Authority (FGIC Insured), 5.00%, 08/01/17	2.74

University of California Regents Medical Center Pooled Revenue, Series A (MBIA Insured), 4.50%, 05/15/37	2.43

University of California, Series O, Prerefunded 09/01/10 (FGIC Insured), 5.13%, 09/01/31	2.39

California State Department of Water Resources Supply Revenue, Series A, Prerefunded 05/01/12, 5.88%, 05/01/16	2.38

TOTAL	35.03%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® S&P MUNICIPAL BOND FUNDS

The iShares S&P National Municipal Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the municipal bond sector of the U.S. as defined by the S&P National Municipal Bond Index (the “Index”). The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2008, the total return for the Fund was 5.85%, while the total return for the Index was 5.81%.

BOND CREDIT QUALITY As of 8/31/08
S&P Credit Rating	Percentage of Total Investments*
AAA	37.74%

AA+	7.49

AA	34.18

AA-	8.29

A+	6.93

A	4.41

BBB+	0.14

BBB	0.28

Not Rated	0.54

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
Oregon State Department of Administrative Services (FSA Insured), 5.00%, 09/01/11 (Oregon)	2.51%

North Carolina State, General Obligations Unlimited, 5.00%, 03/01/12 (North Carolina)	2.46

Massachusetts School Building Authority Sales Tax Revenue, Series A (AMBAC Insured), 4.50%, 08/15/35 (Massachusetts)	2.40

Illinois State, General Obligations Unlimited, Series B, 5.00%, 03/01/13 (Illinois)	2.23

Oregon State, General Obligations Unlimited, Series A, 4.50%, 08/01/32 (Oregon)	2.23

Regional Transportation District Sales Tax Revenue, Series A (FSA Insured), 4.50%, 11/01/34 (Colorado)	2.06

Greenville County School District Installment Purchase Revenue, Prerefunded 12/01/12, 5.50%, 12/01/28 (South Carolina)	2.04

North Carolina State, General Obligations Unlimited, Series B, 5.00%, 04/01/13 (North Carolina)	1.93

New York Liberty Development Corp. (Goldman Sachs Group Inc. Obligor), 5.25%, 10/01/35 (New York)	1.80

North Texas Tollway Authority Revenue, Series A (MBIA Insured), 5.13%, 01/01/28 (Texas)	1.63

TOTAL	21.29%

8	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P MUNICIPAL BOND FUNDS

The iShares S&P New York Municipal Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the New York municipal bond sector of the U.S. municipal bond market as defined by the S&P New York Municipal Bond Index (the “Index”). The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2008, the total return for the Fund was 5.35%, while the total return for the Index was 5.92%.

BOND CREDIT QUALITY As of 08/31/08
S&P Credit Rating	Percentage of Total Investments*
AAA	40.34%

AA+	2.85

AA	27.66

AA-	21.18

A+	3.93

A-	3.00

BBB-	1.04

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series A, 5.00%, 06/15/39	8.26%

New York State, General Obligations Unlimited, Series J, Prerefunded 06/01/13, 5.25%, 06/01/28	6.08

New York State Dormitory Authority Revenue, Series A (FSA/FHA Insured), 5.25%, 08/15/15	5.83

Long Island Power Authority, Series A, Prerefunded 09/01/11, 5.38%, 09/01/25	5.36

New York State Urban Development Corp., Correctional Facilities Revenue, Series D, Prerefunded 01/01/11 (FSA Insured), 5.25%, 01/01/30	5.27

Metropolitan Transportation Authority, Series B (AMBAC Insured), 5.00%, 11/15/30	5.26

New York State Urban Development Corp., Correctional & Youth Facilities Revenue, Series A, 5.25%, 01/01/21	4.56

New York State, General Obligations Unlimited, Series A-1, 5.00%, 08/01/17	3.56

Long Island Power Authority Revenue, Series L, Prerefunded 05/01/11, 5.38%, 05/01/33	3.55

New York City Transitional Finance Authority Revenue, Subseries A-1, 5.00%, 08/01/20	3.49

TOTAL	51.22%

FUND PERFORMANCE OVERVIEWS	9

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2008 to August 31, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (3/1/08)	Ending Account Value (8/31/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (3/1/08 to 8/31/08)
Lehman Short Treasury
Actual	$1,000.00	$1,008.90	0.15%	$0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.77
Lehman 1-3 Year Treasury
Actual	1,000.00	1,001.90	0.15	0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.77
Lehman 3-7 Year Treasury
Actual	1,000.00	996.30	0.15	0.75
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.77
Lehman 7-10 Year Treasury
Actual	1,000.00	1,003.70	0.15	0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.77

10	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Bond Fund	Beginning Account Value (3/1/08)	Ending Account Value (8/31/08)	Annualized Expense Ratio		Expenses Paid During Period[a] (3/1/08 to 8/31/08)
Lehman 10-20 Year Treasury
Actual	$1,000.00	$1,006.70	0.15%		$0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15		0.77
Lehman 20+ Year Treasury
Actual	1,000.00	1,017.30	0.15		0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15		0.77
Lehman TIPS
Actual	1,000.00	998.30	0.20		1.01
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20		1.02
S&P California Municipal
Actual	1,000.00	1,056.70	0.25		1.30
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25		1.28
S&P National Municipal
Actual	1,000.00	1,058.50	0.25	[b]	1.30
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25		1.28
S&P New York Municipal
Actual	1,000.00	1,053.50	0.25		1.29
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25		1.28

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

[b]	This ratio includes a 0.05% contractual investment advisory fee waiver in effect from 3/1/08 through 6/30/08.

SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® LEHMAN SHORT TREASURY BOND FUND

August 31, 2008

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.96%
U.S. Treasury Notes
3.13%, 10/15/08[a]	$167,824,000	$168,099,222
3.25%, 01/15/09[a]	149,464,000	150,223,271
3.38%, 12/15/08[a]	201,416,000	202,282,089
4.50%, 02/15/09	136,000,000	137,508,240
4.63%, 11/30/08[a]	184,280,000	185,597,595
4.75%, 11/15/08[a]	238,680,000	240,088,186
4.75%, 02/28/09	135,456,000	137,254,860
4.88%, 05/15/09	122,400,000	124,719,476
4.88%, 06/30/09	51,000,000	52,113,839
6.00%, 08/15/09	80,240,000	83,082,902

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $1,480,944,952)		1,480,969,680

SHORT-TERM INVESTMENTS – 23.28%

MONEY MARKET FUNDS – 23.28%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 2.57%[b,c]	3,137,580	3,137,580
BGI Cash Premier Fund LLC 2.63%[b,c,d]	345,285,600	345,285,600

		348,423,180

TOTAL SHORT-TERM INVESTMENTS
(Cost: $348,423,180)		348,423,180

TOTAL INVESTMENTS IN SECURITIES – 122.24% (Cost: $1,829,368,132)		1,829,392,860

Other Assets, Less Liabilities – (22.24)%		(332,873,562)

NET ASSETS – 100.00%		$1,496,519,298

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

12	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 1-3 YEAR TREASURY BOND FUND

August 31, 2008

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.84%
U.S. Treasury Notes
1.75%, 03/31/10[a]	$18,734,000	$18,598,553
2.00%, 02/28/10[a]	408,842,000	407,578,686
2.13%, 01/31/10[a]	236,930,000	236,697,809
2.13%, 04/30/10[a]	281,010,000	280,669,972
2.63%, 05/31/10	110,200,000	110,875,525
2.88%, 06/30/10[a]	165,300,000	167,047,233
3.13%, 11/30/09[a]	222,604,000	225,126,110
3.25%, 12/31/09[a]	225,910,000	228,989,169
3.38%, 09/15/09[a]	290,928,000	294,439,524
3.38%, 10/15/09[a]	107,996,000	109,424,785
3.50%, 08/15/09[a]	277,704,000	281,089,218
3.50%, 11/15/09[a]	385,700,000	392,102,635
3.50%, 12/15/09[a]	110,200,000	112,146,131
3.50%, 02/15/10[a]	332,804,000	339,330,257
3.63%, 10/31/09[a]	320,682,000	325,867,441
3.63%, 01/15/10[a]	203,870,000	208,026,911
3.88%, 05/15/10[a]	223,706,000	230,086,088
3.88%, 07/15/10[a]	426,474,000	439,353,532
3.88%, 09/15/10[a]	103,588,000	106,906,962
4.00%, 09/30/09	137,750,000	140,316,292
4.00%, 03/15/10[a]	198,360,000	203,961,680
4.00%, 04/15/10[a]	177,422,000	182,446,579
4.13%, 08/15/10[a]	103,588,000	107,221,878
4.25%, 10/15/10[a]	132,240,000	137,638,038
4.25%, 01/15/11[a]	220,400,000	229,934,495
4.38%, 12/15/10[a]	220,400,000	230,033,688
4.50%, 05/15/10[a]	593,978,000	616,858,016
4.50%, 11/15/10[a]	176,320,000	184,367,236
4.50%, 02/28/11[a]	152,076,000	159,453,204
4.63%, 11/15/09[a]	330,600,000	340,309,709
4.75%, 02/15/10[a]	440,800,000	457,021,440
4.75%, 03/31/11[a]	156,484,000	165,258,050
4.88%, 04/30/11[a]	330,600,000	350,707,095
4.88%, 05/31/11[a]	153,178,000	162,636,746
5.00%, 02/15/11[a]	242,440,000	257,080,954
5.00%, 08/15/11	19,836,000	21,212,021
5.13%, 06/30/11	230,318,000	246,389,583
5.75%, 08/15/10	104,690,000	111,576,511
6.50%, 02/15/10[a]	219,298,000	232,944,915

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $8,945,034,213)		9,051,724,671

Security	Shares	Value
SHORT-TERM INVESTMENTS – 46.50%

MONEY MARKET FUNDS – 46.50%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
2.57%[b,c]	44,893,023	$44,893,023
BGI Cash Premier Fund LLC 2.63%[b,c,d]	4,212,935,132	4,212,935,132

		4,257,828,155

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,257,828,155)		4,257,828,155

TOTAL INVESTMENTS IN SECURITIES – 145.34% (Cost: $13,202,862,368)		13,309,552,826

Other Assets, Less Liabilities – (45.34)%		(4,152,075,107)

NET ASSETS – 100.00%		$9,157,477,719

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 3-7 YEAR TREASURY BOND FUND

August 31, 2008

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.39%
U.S. Treasury Notes
4.00%, 02/15/15[a]	$99,974,000	$104,433,839
4.25%, 09/30/12[a]	102,786,000	108,147,321
4.25%, 08/15/14[a]	92,722,000	97,972,849
4.25%, 11/15/14[a]	40,182,000	42,504,920
4.25%, 08/15/15	34,188,000	36,148,340
4.63%, 10/31/11[a]	121,878,000	129,023,706
4.63%, 07/31/12[a]	37,592,000	40,025,333
4.75%, 05/15/14[a]	47,804,000	51,829,100
4.88%, 02/15/12[a]	164,428,000	175,758,732

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $782,316,466)		785,844,140

SHORT-TERM INVESTMENTS – 46.25%

MONEY MARKET FUNDS – 46.25%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 2.57%[b,c]	19,254,871	19,254,871
BGI Cash Premier Fund LLC 2.63%[b,c,d]	350,111,385	350,111,385

		369,366,256

TOTAL SHORT-TERM INVESTMENTS
(Cost: $369,366,256)		369,366,256

TOTAL INVESTMENTS IN SECURITIES – 144.64% (Cost: $1,151,682,722)		1,155,210,396

Other Assets, Less Liabilities – (44.64)%		(356,555,081)

NET ASSETS – 100.00%		$798,655,315

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

14	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 7-10 YEAR TREASURY BOND FUND

August 31, 2008

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.83%
U.S. Treasury Bonds
7.25%, 05/15/16[a]	$76,323,000	$94,761,877
7.50%, 11/15/16[a]	69,216,000	87,460,646
9.25%, 02/15/16[a]	123,600,000	169,852,362
9.88%, 11/15/15[a]	77,250,000	108,559,424
U.S. Treasury Notes
3.50%, 02/15/18[a]	119,892,000	117,516,936
3.88%, 05/15/18[a]	148,629,000	149,551,979
4.00%, 08/15/18	76,941,000	78,107,425
4.25%, 11/15/17[a]	114,639,000	119,206,219
4.50%, 11/15/15[a]	133,488,000	143,061,755
4.50%, 02/15/16[a]	126,690,000	135,399,938
4.50%, 05/15/17[a]	272,229,000	288,388,527
4.63%, 11/15/16[a]	201,468,000	215,860,868
4.63%, 02/15/17[a]	252,453,000	269,973,263
4.75%, 08/15/17[a]	279,027,000	300,648,805
4.88%, 08/15/16[a]	272,847,000	296,928,465
5.13%, 05/15/16[a]	135,342,000	149,954,872

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $2,638,375,484)		2,725,233,361

SHORT-TERM INVESTMENTS – 47.20%

MONEY MARKET FUNDS – 47.20%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
2.57%[b,c]	31,266,006	31,266,006
BGI Cash Premier Fund LLC 2.63%[b,c,d]	1,270,345,039	1,270,345,039

		1,301,611,045

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,301,611,045)		1,301,611,045

TOTAL INVESTMENTS IN SECURITIES – 146.03% (Cost: $3,939,986,529)		4,026,844,406

Other Assets, Less Liabilities – (46.03)%		(1,269,236,347)

NET ASSETS – 100.00%		$2,757,608,059

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 10-20 YEAR TREASURY BOND FUND

August 31, 2008

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.98%
U.S. Treasury Bonds
5.50%, 08/15/28	$9,900,000	$11,238,778
6.13%, 11/15/27[a]	5,995,000	7,287,582
6.25%, 08/15/23[a]	7,535,000	9,092,786
6.50%, 11/15/26[a]	9,999,000	12,568,743
7.50%, 11/15/24[a]	5,500,000	7,513,000
7.63%, 02/15/25[a]	7,007,000	9,690,751
7.88%, 02/15/21	15,730,000	21,240,063
8.00%, 11/15/21	9,405,000	12,914,757
8.88%, 02/15/19[a]	17,402,000	24,532,471

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $116,137,050)		116,078,931

SHORT-TERM INVESTMENTS – 40.22%

MONEY MARKET FUNDS – 40.22%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 2.57%[b,c]	2,182,524	2,182,524
BGI Cash Premier Fund LLC 2.63%[b,c,d]	44,978,096	44,978,096

		47,160,620

TOTAL SHORT-TERM INVESTMENTS
(Cost: $47,160,620)		47,160,620

TOTAL INVESTMENTS IN SECURITIES – 139.20% (Cost: $163,297,670)		163,239,551

Other Assets, Less Liabilities – (39.20)%		(45,968,712)

NET ASSETS – 100.00%		$117,270,839

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

16	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 20+ YEAR TREASURY BOND FUND

August 31, 2008

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.94%
U.S. Treasury Bonds
4.38%, 02/15/38[a]	$126,990,000	$126,342,349
4.50%, 02/15/36[a]	244,186,000	247,069,817
4.50%, 05/15/38	102,920,000	104,431,897
4.75%, 02/15/37[a]	186,252,000	196,128,945
5.00%, 05/15/37[a]	156,206,000	171,040,887
5.25%, 11/15/28[a]	80,676,000	89,036,447
5.25%, 02/15/29	100,762,000	111,157,617
5.38%, 02/15/31[a]	160,024,000	180,716,703
6.13%, 08/15/29[a]	97,442,000	119,350,860
6.25%, 05/15/30[a]	157,036,000	196,084,567

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $1,558,096,576)		1,541,360,089

SHORT-TERM INVESTMENTS – 42.48%

MONEY MARKET FUNDS – 42.48%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
2.57%[b,c]	25,939,244	25,939,244
BGI Cash Premier Fund LLC 2.63%[b,c,d]	635,821,683	635,821,683

		661,760,927

TOTAL SHORT-TERM INVESTMENTS
(Cost: $661,760,927)		661,760,927

TOTAL INVESTMENTS IN SECURITIES – 141.42% (Cost: $2,219,857,503)		2,203,121,016

Other Assets, Less Liabilities – (41.42)%		(645,218,552)

NET ASSETS – 100.00%		$1,557,902,464

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® LEHMAN TIPS BOND FUND

August 31, 2008

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.74%
U.S. Treasury Inflation-Indexed Bonds
0.63%, 04/15/13[a]	$31,895,962	$31,048,805
0.88%, 04/15/10[a]	523,127,324	523,399,350
1.38%, 07/15/18[a]	27,355,774	26,625,922
1.63%, 01/15/15	439,574,316	445,016,247
1.63%, 01/15/18[a]	168,948,228	168,402,525
1.75%, 01/15/28[a]	198,715,296	185,745,149
1.88%, 07/15/13[a]	462,504,334	477,174,972
1.88%, 07/15/15[a]	349,201,019	358,419,926
2.00%, 04/15/12[a]	124,587,432	128,485,773
2.00%, 01/15/14[a]	490,743,366	508,120,588
2.00%, 07/15/14[a]	421,141,881	436,631,479
2.00%, 01/15/16[a]	343,068,478	353,971,194
2.00%, 01/15/26[a]	352,409,451	344,060,871
2.38%, 04/15/11[a]	358,337,439	370,803,998
2.38%, 01/15/17[a]	276,637,884	293,153,166
2.38%, 01/15/25[a]	521,286,022	537,294,716
2.38%, 01/15/27[a]	198,911,832	205,080,088
2.50%, 07/15/16	325,484,897	347,816,416
2.63%, 07/15/17[a]	143,125,356	155,135,005
3.00%, 07/15/12[a]	483,696,966	518,644,071
3.38%, 01/15/12[a]	164,210,479	176,954,854
3.38%, 04/15/32	101,600,830	125,422,161
3.50%, 01/15/11[a]	228,540,375	242,881,284
3.63%, 04/15/28[a]	388,688,555	415,052,447
3.88%, 04/15/29[a]	405,997,004	518,973,790
4.25%, 01/15/10[a]	169,300,097	177,822,663

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $7,988,175,770)		8,072,137,460

Security	Shares	Value
SHORT-TERM INVESTMENTS – 44.38%

MONEY MARKET FUNDS – 44.38%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
2.57%[b,c]	4,577,897	$4,577,897
BGI Cash Premier Fund LLC
2.63%[b,c,d]	3,623,074,301	3,623,074,301

		3,627,652,198

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,627,652,198)		3,627,652,198

TOTAL INVESTMENTS IN SECURITIES – 143.12% (Cost: $11,615,827,968)		11,699,789,658

Other Assets, Less Liabilities – (43.12)%		(3,525,234,521)

NET ASSETS – 100.00%		$8,174,555,137

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P CALIFORNIA MUNICIPAL BOND FUND

August 31, 2008

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 96.12%

CALIFORNIA – 96.12%
Bakersfield Wastewater Revenue, Series A (FSA Insured) 5.00%, 09/15/32	$3,500,000	$3,545,675
Bay Area Governments Association Infrastructure Finance Authority (FGIC Insured) 5.00%, 08/01/17	2,990,000	3,115,909
Bay Area Toll Authority Bridge Revenue, Series F 5.00%, 04/01/31	2,050,000	2,075,604
Bay Area Toll Authority Bridge San Francisco Bay Area Revenue, Series F 5.00%, 04/01/31	2,500,000	2,528,200
Bay Area Toll Authority Bridge San Francisco Bay Area Revenue, Series F-1 5.50%, 04/01/43	1,000,000	1,043,710
California Educational Facilities Authority, Pepperdine University, Series A (AMBAC Insured) 5.00%, 12/01/35	1,735,000	1,717,025
California Educational Facilities Authority, Stanford University, Series T-1 5.00%, 03/15/39	300,000	318,453
California Infrastructure & Economic Development Bank Revenue, Prerefunded 01/01/28 (AMBAC Insured) 5.00%, 07/01/36	500,000	541,495
California State Department of Water Resources Supply Revenue (MBIA Insured) 5.00%, 12/01/23	1,000,000	1,034,640
California State Department of Water Resources Supply Revenue, Series A (AMBAC Insured) 5.50%, 05/01/14	2,385,000	2,595,882
5.50%, 05/01/15	1,000,000	1,081,540

Security	Principal	Value
California State Department of Water Resources Supply Revenue, Series A (FSA Insured) 5.25%, 05/01/11	$500,000	$534,600
California State Department of Water Resources Supply Revenue, Series A, Prerefunded 05/01/12 5.13%, 05/01/19	1,500,000	1,654,875
5.38%, 05/01/17	5,000,000	5,559,900
5.38%, 05/01/21	1,050,000	1,167,579
5.88%, 05/01/16	2,400,000	2,710,656
California State Department of Water Resources Supply Revenue, Series A, Prerefunded 05/01/12 (AMBAC Insured) 5.38%, 05/01/18	5,000,000	5,559,900
5.50%, 05/01/16	1,400,000	1,562,890
California State Department of Water Resources Supply Revenue, Series H (FSA Insured) 5.00%, 05/01/21	1,900,000	2,013,487
5.00%, 05/01/22	500,000	525,005
California State Economic Recovery, General Obligations Unlimited, Series A 5.00%, 07/01/10	1,125,000	1,185,187
5.00%, 01/01/11	2,100,000	2,229,801
California State Economic Recovery, General Obligations Unlimited, Series A (FGIC Insured) 5.25%, 07/01/14	2,150,000	2,393,853
California State Public Works Board Lease Revenue 5.13%, 06/01/29	500,000	500,825
California State Public Works Board Lease Revenue, Series A, Prerefunded 11/01/09 (MBIA Insured) 5.75%, 11/01/24	810,000	855,336
California State University Revenue, Series A (AMBAC Insured) 5.00%, 11/01/30	535,000	537,675

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA MUNICIPAL BOND FUND

August 31, 2008

Security	Principal	Value
California State University Revenue, Series A (FSA Insured) 5.00%, 11/01/33	$1,385,000	$1,400,789
California State, General Obligations Unlimited 5.00%, 03/01/16	900,000	977,292
5.00%, 03/01/17	900,000	957,411
5.00%, 08/01/19	1,000,000	1,054,630
5.00%, 09/01/35	1,750,000	1,714,440
5.00%, 06/01/37	1,000,000	976,080
5.00%, 11/01/37	1,000,000	975,940
5.00%, 12/01/37	550,000	536,745
5.25%, 03/01/38	310,000	309,076
California State, General Obligations Unlimited, Prerefunded 02/01/14 5.00%, 02/01/33	2,395,000	2,652,079
Desert Community College District, General Obligations Unlimited, Series C (FSA Insured) 5.00%, 08/01/37	2,550,000	2,568,156
Eastern Municipal Water District, California Water & Sewer Certificates of Participation, Series H 5.00%, 07/01/24	500,000	515,255
Foothill-De Anza Community College District, General Obligations Unlimited, Series A (AMBAC Insured) 4.50%, 08/01/31	1,500,000	1,406,085
Hayward, California Unified School District, General Obligations Unlimited 5.00%, 08/01/24	1,000,000	1,034,320
Los Altos, California School District, General Obligations Unlimited, Series B, Prerefunded 08/01/11 5.00%, 08/01/17	2,400,000	2,587,512

Security	Principal	Value
Los Angeles, California Municipal Improvement Corp. Lease Revenue, Series A 5.00%, 09/01/23	$1,500,000	$1,539,210
Los Angeles Community College District, Election of 2001, General Obligations Unlimited, Series A (FGIC Insured) 5.00%, 08/01/32	4,350,000	4,368,487
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series B (MBIA Insured) 4.50%, 07/01/21	1,000,000	1,006,860
Los Angeles County Sanitation Districts Financing Authority, Subseries A (AMBAC Insured) 4.50%, 10/01/38	600,000	537,276
Los Angeles Department of Water & Power Revenue, Subseries A-1 (AMBAC Insured) 5.00%, 07/01/37	2,200,000	2,186,536
5.00%, 07/01/39	650,000	643,897
Los Angeles Unified School District, General Obligations Unlimited, Series A, Prerefunded 07/01/13 (FSA Insured) 5.25%, 07/01/19	610,000	679,217
5.25%, 07/01/20	1,000,000	1,113,470
Los Angeles Unified School District, General Obligations Unlimited, Series A, Prerefunded 07/01/13 (MBIA Insured) 5.00%, 01/01/28	1,000,000	1,102,210
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (FSA Insured) 4.50%, 07/01/22	500,000	502,875

20	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA MUNICIPAL BOND FUND

August 31, 2008

Security	Principal	Value
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (MBIA Insured) 4.50%, 07/01/25	$1,200,000	$1,170,180
4.50%, 01/01/28	1,450,000	1,390,217
Los Angeles Unified School District, General Obligations Unlimited, Series B (FSA Insured) 4.75%, 07/01/19	2,000,000	2,102,040
Los Angeles Unified School District, General Obligations Unlimited, Series C, Prerefunded 07/01/09 (MBIA Insured) 5.25%, 07/01/24	670,000	697,122
Poway, California Unified School District, Public Financing Authority Lease Revenue Capital Appreciation (FSA Insured) 0.00%, 12/01/42	500,000	397,260
Sacramento County Sanitation District Financing Authority, Series A, Prerefunded 12/01/14 (AMBAC Insured) 5.00%, 12/01/35	600,000	670,746
Sacramento Municipal Utility District Electric Revenue, Series R (MBIA Insured) 5.00%, 08/15/33	1,000,000	974,920
San Diego Unified School District, General Obligations Unlimited, Series F-1 (FSA Insured) 4.50%, 07/01/29	5,200,000	5,028,920
San Francisco City & County Public Utilities Commission Revenue, Series A (FSA Insured) 4.50%, 11/01/31	1,000,000	930,480
4.75%, 11/01/36	2,100,000	2,002,686
San Jose, California Redevelopment Agency Tax Allocation, Series D (AMBAC Insured) 5.00%, 08/01/21	500,000	510,190

Security	Principal	Value
San Mateo County, California Transportation District Sales Tax Revenue, Series A (MBIA Insured) 4.75%, 06/01/34	$495,000	$471,641
University of California Regents Medical Center Pooled Revenue, Series A (MBIA Insured) 4.50%, 05/15/37	3,000,000	2,763,900
University of California Revenue, Series J (FSA Insured) 4.50%, 05/15/35	4,800,000	4,468,080
University of California, Series O, Prerefunded 09/01/10 (FGIC Insured) 5.13%, 09/01/31	2,535,000	2,715,162
Vacaville Unified School District, Election of 2001, General Obligations Unlimited (AMBAC Insured) 5.00%, 08/01/25	500,000	506,085
Yuba Community College District, Election of 2006, General Obligations Unlimited, Series A (AMBAC Insured) 5.00%, 08/01/22	530,000	546,918

		109,282,097

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $109,987,164)		109,282,097

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA MUNICIPAL BOND FUND

August 31, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.78%

MONEY MARKET FUNDS – 1.78%
Fidelity California AMTTax-Free Money Market Fund, Institutional Shares 1.56%[a]	2,026,765	$2,026,765

		2,026,765

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,026,765)		2,026,765

TOTAL INVESTMENTS IN SECURITIES – 97.90% (Cost: $112,013,929)		111,308,862

Other Assets, Less Liabilities – 2.10%		2,391,547

NET ASSETS – 100.00%		$113,700,409

AMBAC – American Municipal Bond Assurance Corp. Financial Group Inc.

FGIC – Financial Guaranty Insurance Co.

FSA – Financial Security Assurance Inc.

MBIA – Municipal Bond Insurance Association

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

22	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P NATIONAL MUNICIPAL BOND FUND

August 31, 2008

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 98.18%

ARIZONA – 1.13%
Arizona School Facilities Board Certificates of Participation, Series A , Prerefunded 03/01/13 (MBIA Insured) 5.25%, 09/01/17	$2,500,000	$2,757,576
Salt River Project Agricultural Improvement & Power District Electric System Revenue, Series A 5.00%, 01/01/38	4,850,000	4,929,297

		7,686,873

CALIFORNIA – 19.48%
Bakersfield Wastewater Revenue, Series A (FSA Insured) 5.00%, 09/15/32	3,550,000	3,596,327
Bay Area Governments Association Infrastructure Finance Authority (FGIC Insured) 5.00%, 08/01/17	4,000,000	4,168,440
Bay Area Toll Authority Toll Bridge Revenue, Series F 5.00%, 04/01/26	1,200,000	1,235,832
California Educational Facilities Authority, Stanford University, Series T-1 5.00%, 03/15/39	4,600,000	4,882,946
California Infrastructure & Economic Development Bank Revenue, Prerefunded 01/01/28 (AMBAC Insured) 5.00%, 07/01/36	500,000	541,495
California State Department of Veterans Affairs Home Purchase Revenue, Series A 4.60%, 12/01/28	800,000	753,552

Security	Principal	Value
California State Department of Water Resources Supply Revenue, Series A (AMBAC Insured) 5.50%, 05/01/14	$2,000,000	$2,176,840
5.50%, 05/01/15	3,000,000	3,244,620
California State Department of Water Resources Supply Revenue, Series A, Prerefunded 05/01/12 5.38%, 05/01/17	6,500,000	7,227,870
5.75%, 05/01/17	7,975,000	8,972,513
California State Department of Water Resources Supply Revenue, Series A, Prerefunded 05/01/12 (AMBAC Insured) 5.38%, 05/01/18	2,500,000	2,779,950
California State Department of Water Resources Supply Revenue, Series H 5.00%, 05/01/22	5,000,000	5,217,950
California State Economic Recovery, General Obligations Unlimited, Series A 5.00%, 07/01/09	1,000,000	1,028,030
5.00%, 01/01/11	5,525,000	5,866,500
5.25%, 01/01/10	700,000	730,835
5.25%, 07/01/12	1,185,000	1,296,260
California State Economic Recovery, General Obligations Unlimited, Series A (MBIA Insured) 5.25%, 07/01/13	4,000,000	4,421,360
California State Public Works Board Lease Revenue, Series C 5.25%, 06/01/28	2,500,000	2,522,625

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL MUNICIPAL BOND FUND

August 31, 2008

Security	Principal	Value
California State, General Obligations Unlimited 5.00%, 02/01/11	$2,000,000	$2,119,240
5.00%, 03/01/16	1,800,000	1,954,584
5.00%, 04/01/16	600,000	651,798
5.00%, 03/01/17	7,100,000	7,552,909
5.00%, 03/01/17	1,100,000	1,188,440
5.00%, 06/01/17	7,250,000	7,719,655
5.00%, 04/01/18	1,800,000	1,934,406
5.00%, 03/01/19	6,125,000	6,396,766
5.00%, 06/01/37	4,250,000	4,148,340
5.00%, 11/01/37	6,600,000	6,441,204
5.00%, 12/01/37	3,400,000	3,318,060
5.25%, 03/01/38	1,000,000	997,020
Los Angeles Unified School District, General Obligations Unlimited, Series A, Prerefunded 07/01/13 (MBIA Insured) 5.00%, 01/01/28	1,345,000	1,482,472
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (FSA Insured) 4.50%, 07/01/22	2,700,000	2,715,525
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (MBIA Insured) 4.50%, 07/01/25	2,900,000	2,827,935
Los Angeles Unified School District, General Obligations Unlimited, Series E (FSA Insured) 4.75%, 07/01/32	7,800,000	7,625,280
Los Angeles Wastewater System Revenue, Series A (MBIA Insured) 5.00%, 06/01/34	4,000,000	4,001,520
San Francisco Bay Area Rapid Transit District, General Obligations Unlimited, Series B 5.00%, 08/01/32	1,400,000	1,430,268

Security	Principal	Value
San Francisco City & County Public Utilities Commission Revenue, Series A (FSA Insured) 4.75%, 11/01/36	$2,000,000	$1,907,320
Southern California Public Power Authority Revenue, Series A, Prerefunded 07/01/13 (AMBAC Insured) 5.00%, 07/01/33	2,000,000	2,208,240
University of California Revenue, Series M, Prerefunded 09/01/09 (FGIC Insured) 5.13%, 09/01/30	3,600,000	3,758,976

		133,043,903

COLORADO – 3.30%
Colorado Department of Transportation Revenue, Series B (FGIC Insured) 5.00%, 12/15/15	7,670,000	8,432,091
Regional Transportation District Sales Tax Revenue, Series A (FSA Insured) 4.50%, 11/01/34	15,175,000	14,094,085

		22,526,176

DISTRICT OF COLUMBIA – 0.27%
District of Columbia Ballpark Revenue, Series B-1 (FGIC Insured) 5.00%, 02/01/31	2,000,000	1,864,640

		1,864,640

FLORIDA – 4.69%
Citizens Property Insurance Corp., Series A (MBIA Insured) 5.00%, 03/01/17	10,000,000	10,459,400
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A 5.00%, 07/01/12	6,000,000	6,253,560
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A (MBIA-IBC Insured) 5.00%, 07/01/12	5,900,000	6,140,779

24	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL MUNICIPAL BOND FUND

August 31, 2008

Security	Principal	Value
Miami-Dade County Educational Facilities Authority Revenue, Series A, Prerefunded 04/01/10 (AMBAC Insured) 5.75%, 04/01/29	$3,000,000	$3,203,580
Seminole County Water & Sewer Revenue 5.00%, 10/01/36	5,950,000	6,008,845

		32,066,164

GEORGIA – 1.54%
Georgia State, General Obligations Unlimited, Series C 5.50%, 07/01/16	5,000,000	5,599,350
Gwinnett County School District, General Obligations Unlimited 5.00%, 02/01/13	2,625,000	2,869,414
Metropolitan Atlanta Rapid Transit Authority Revenue, Series B (FSA Insured) 5.00%, 07/01/37	2,000,000	2,032,740

		10,501,504

HAWAII – 0.77%
Hawaii State, General Obligations Unlimited, Series DG (AMBAC Insured) 5.00%, 07/01/15	2,200,000	2,425,786
Honolulu, Hawaii City & County Wastewater System Revenue, Series A (MBIA Insured) 5.00%, 07/01/36	2,800,000	2,805,208

		5,230,994

ILLINOIS – 7.52%
Chicago Board of Education, General Obligations Unlimited, Series C (FSA Insured) 5.00%, 12/01/27	5,600,000	5,785,752
Chicago Skyway Toll Bridge, Prerefunded 01/01/11 (AMBAC Insured) 5.50%, 01/01/31	5,500,000	5,953,090

Security	Principal	Value
Chicago, General Obligations Unlimited, Series A, Prerefunded 01/01/11 (MBIA Insured) 5.50%, 01/01/38	$8,255,000	$8,925,223
Illinois State Toll Highway Authority Revenue, Series A (FSA Insured) 5.00%, 01/01/23	1,225,000	1,274,539
Illinois State Toll Highway Authority, Series A-2 (FSA Insured) 5.00%, 01/01/31	5,000,000	5,557,150
Illinois State, General Obligations Unlimited, Series A 5.00%, 03/01/34	8,595,000	8,627,747
Illinois State, General Obligations Unlimited, Series B 5.00%, 03/01/13	14,000,000	15,239,560

		51,363,061

INDIANA – 0.78%
Indiana Finance Authority Highway Revenue, Series A (FGIC Insured) 4.50%, 12/01/23	1,000,000	979,400
4.50%, 12/01/24	4,450,000	4,334,522

		5,313,922

MARYLAND – 3.00%
Maryland State, General Obligations Unlimited 5.00%, 02/01/11	5,500,000	5,855,740
5.00%, 02/01/12	2,000,000	2,161,280
Maryland State, General Obligations Unlimited, Series 2 5.00%, 08/01/15 5.00%, 07/15/23	2,500,000 900,000	2,784,750 990,306
Maryland State, General Obligations Unlimited, Series B 5.25%, 02/15/12	8,000,000	8,716,160

		20,508,236

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL MUNICIPAL BOND FUND

August 31, 2008

Security	Principal	Value
MASSACHUSETTS – 6.36%
Massachusetts School Building Authority Sales Tax Revenue, Series A (AMBAC Insured) 4.50%, 08/15/35	$17,400,000	$16,364,352
Massachusetts State, General Obligations Limited, Series C (FSA Insured) 5.50%, 11/01/10	5,000,000	5,347,200
5.50%, 11/01/11	4,500,000	4,899,465
Massachusetts State, General Obligations Unlimited, Series A (MBIA Insured) 5.50%, 02/01/10	4,000,000	4,192,920
5.50%, 02/01/11	5,390,000	5,778,403
Massachusetts State, General Obligations Unlimited, Series A, Prerefunded 03/01/15 (FSA Insured) 5.00%, 03/01/23	4,000,000	4,429,000
Massachusetts State, General Obligations Unlimited, Series D 5.50%, 10/01/16	1,100,000	1,258,785
Massachusetts State, General Obligations Unlimited, Series E (AMBAC Insured) 5.00%, 11/01/25	1,115,000	1,196,362

		43,466,487

MICHIGAN – 0.88%
Detroit City School District, General Obligations Unlimited, Series A (FSA Q-SBLF Insured) 5.25%, 05/01/30	2,500,000	2,699,725
Detroit, Michigan Sewer Disposal System Revenue, Series A, Prerefunded 07/01/13 (FSA Insured) 5.00%, 07/01/32	3,000,000	3,290,940

		5,990,665

Security	Principal	Value
MISSOURI – 0.26%
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (MBIA Insured) 5.00%, 01/01/34	$2,000,000	$1,798,540

		1,798,540

NEVADA – 0.90%
Clark County School District, General Obligations Limited, Series A 5.00%, 06/15/27	6,000,000	6,177,600

		6,177,600

NEW JERSEY – 2.55%
New Jersey State Transit Corp. Certificates of Participation, Series B (AMBAC Insured) 5.50%, 09/15/09	1,005,000	1,036,276
New Jersey Transportation Trust Fund Authority Revenue, Series A 5.25%, 12/15/20	3,080,000	3,332,437
New Jersey Transportation Trust Fund Authority, Series A (FSA Insured) 4.25%, 12/15/22	8,500,000	8,356,435
New Jersey Transportation Trust Fund Authority, Series B (FGIC Insured) 5.25%, 12/15/12	4,300,000	4,686,570

		17,411,718

NEWYORK – 15.77%
Hudson Yards Infrastructure Corp. Revenue, Series A 5.00%, 02/15/47	1,520,000	1,465,462
Hudson Yards Infrastructure Corp. Revenue, Series A (MBIA Insured) 4.50%, 02/15/47	1,600,000	1,384,448

26	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL MUNICIPAL BOND FUND

August 31, 2008

Security	Principal	Value
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series A 4.75%, 06/15/30	$4,850,000	$4,860,039
5.00%, 06/15/38	6,250,000	6,316,000
5.00%, 06/15/39	3,000,000	3,018,960
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series AA 5.00%, 06/15/21	1,000,000	1,061,570
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series C 5.00%, 06/15/35	700,000	705,201
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series CC 5.00%, 06/15/34	2,900,000	2,937,903
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series D 5.00%, 06/15/38	7,200,000	7,253,064
New York City Transitional Finance Authority Revenue, Series A- 1 5.00%, 11/01/13	4,570,000	5,025,400
5.00%, 11/01/14	4,500,000	4,974,885
New York Liberty Development Corp. (Goldman Sachs Group Inc. Obligor) 5.25%, 10/01/35	12,180,000	12,285,113
New York State Dormitory Authority (City University of New York), State Supported Debt Revenue 5.00%, 07/01/22	4,000,000	4,147,680
New York State Dormitory Authority State Personal Income Tax Revenue, Series B (AMBAC Insured) 5.50%, 03/15/26	3,885,000	4,347,742

Security	Principal	Value
New York State Dormitory Authority State Personal Income Tax Revenue, Series C 5.00%, 12/15/31	$3,500,000	$3,573,605
New York State Dormitory Authority State Personal Income Tax Revenue, Series D 5.00%, 03/15/36	4,200,000	4,255,398
New York State Thruway Authority Revenue, Series B (AMBAC Insured) 5.00%, 04/01/21	840,000	880,824
New York State Thruway Authority Revenue, Series B (FSA Insured) 5.00%, 04/01/14	7,605,000	8,353,332
New York State Thruway Authority Revenue, Series H (FGIC Insured) 5.00%, 01/01/22	1,280,000	1,348,250
New York State Thruway Authority Revenue, Series H (MBIA Insured) 5.00%, 01/01/20	3,400,000	3,640,720
5.00%, 01/01/21	3,400,000	3,608,148
New York State Thruway Authority, Personal Income Tax Revenue, Series A 5.00%, 03/15/26	1,700,000	1,770,839
New York State Urban Development Corp., Correctional & Youth Facilities Revenue, Series A 5.00%, 01/01/27	710,000	717,086
5.25%, 01/01/21	1,250,000	1,263,513
New York State Urban Development Corp., Correctional Facilities Revenue, Series D, Prerefunded 01/01/11 (FSA Insured) 5.25%, 01/01/30	6,250,000	6,688,000
New York State, General Obligations Unlimited, Series A-1 5.25%, 08/15/23	5,000,000	5,277,750

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL MUNICIPAL BOND FUND

August 31, 2008

Security	Principal	Value
Triborough Bridge & Tunnel Authority Revenue 5.00%, 11/15/37	$1,500,000	$1,518,315
Triborough Bridge & Tunnel Authority Revenue, Series A 5.00%, 11/15/35	3,000,000	3,034,020
Triborough Bridge & Tunnel Authority Revenue, Subseries D 5.00%, 11/15/31	2,000,000	2,027,000

		107,740,267

NORTH CAROLINA – 5.60%
North Carolina State, General Obligations Unlimited 5.00%, 03/01/12	15,545,000	16,819,845
North Carolina State, General Obligations Unlimited, Series B 5.00%, 04/01/13	12,000,000	13,153,560
University of North Carolina Revenue 5.00%, 12/01/36	8,100,000	8,243,532

		38,216,937

OHIO – 1.98%
Cincinnati City School District, General Obligations Unlimited (FGIC Insured) 5.25%, 12/01/25	4,820,000	5,195,960
Columbus Sewer Revenue, Series A 5.00%, 06/01/31	8,150,000	8,343,481

		13,539,441

OREGON – 5.56%
Oregon State Department of Administrative Services (FSA Insured) 5.00%, 09/01/11	16,000,000	17,119,040
Oregon State Department of Transportation Highway User Tax Revenue, Series A 4.50%, 11/15/32	3,725,000	3,596,823
Oregon State, General Obligations Unlimited, Series A 4.50%, 08/01/32	15,815,000	15,230,952

Security	Principal	Value
Tri-County Metropolitan Transportation District (MBIA Insured) 4.00%, 05/01/14	$2,000,000	$2,008,200

		37,955,015

PENNSYLVANIA – 1.13%
Pennsylvania State Public School Building Authority, Series A (FSA Insured) 5.00%, 06/01/31	1,800,000	1,818,054
Pennsylvania State, General Obligations Unlimited 5.25%, 02/01/09	3,000,000	3,045,570
Pennsylvania State, General Obligations Unlimited, Series 3 (FSA Insured) 5.00%, 09/01/14	1,250,000	1,379,950
Pennsylvania Turnpike Commission Registration Fee Revenue, Prerefunded 07/15/11 (AMBAC Insured) 5.00%, 07/15/41	1,375,000	1,487,998

		7,731,572

PUERTO RICO – 1.58%
Puerto Rico Highway & Transportation Authority Highway Revenue, Series CC (FSA Insured) 5.25%, 07/01/36	3,175,000	3,278,823
Puerto Rico Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC Insured) 5.50%, 07/01/25	7,275,000	7,517,330

		10,796,153

SOUTH CAROLINA – 2.04%
Greenville County School District Installment Purchase Revenue, Prerefunded 12/01/12 5.50%, 12/01/28	12,425,000	13,945,323

		13,945,323

28	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL MUNICIPAL BOND FUND

August 31, 2008

Security	Principal	Value
TENNESSEE – 1.18%
Tennessee Energy Acquisition Corp. Gas Revenue, Series C 5.00%, 02/01/19	$5,275,000	$5,074,128
Tennessee State, General Obligations Unlimited, Series C 5.00%, 09/01/10	2,815,000	2,976,159

		8,050,287

TEXAS – 8.10%
Cypress-Fairbanks Independent School District, General Obligations Unlimited (PSF-GTD Insured) 5.00%, 02/15/30	4,000,000	4,060,560
North Texas Tollway Authority Revenue, Series A (MBIA Insured) 5.13%, 01/01/28	11,290,000	11,159,601
North Texas Tollway Authority Revenue, Series F 5.75%, 01/01/38	1,000,000	964,260
San Antonio, Texas Electric & Gas Revenue 5.00%, 02/01/25	2,750,000	2,825,845
5.00%, 02/01/32	5,335,000	5,378,587
Texas State Transportation Commission Revenue 5.00%, 04/01/24	6,250,000	6,515,563
5.00%, 04/01/27	8,950,000	9,220,469
Texas State, General Obligations Unlimited 4.50%, 04/01/33	5,000,000	4,722,600
Texas State, General Obligations Unlimited, Series A 4.75%, 04/01/35	5,600,000	5,451,320
5.00%, 04/01/33	5,000,000	5,058,950

		55,357,755

UTAH – 0.87%
Utah State, General Obligations Unlimited, Series B 5.38%, 07/01/10	5,635,000	5,975,467

		5,975,467

Security	Shares or Principal	Value
WASHINGTON – 0.47%
Central Puget Sound Washington Regional Transportation Authority Sales & Use Tax Revenue, Series A 5.00%, 11/01/36	$3,150,000	$3,189,092

		3,189,092

WISCONSIN – 0.47%
Wisconsin State, General Obligation Unlimited, Series 1 5.00%, 05/01/18	3,000,000	3,192,060

		3,192,060

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $672,044,506)		670,639,852

SHORT-TERM INVESTMENTS – 0.80%

MONEY MARKET FUNDS – 0.80%
Morgan Stanley Institutional Liquidity Funds – Tax-Exempt Portfolio, Institutional Shares 1.75%[a]	5,451,915	5,451,915

		5,451,915

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,451,915)		5,451,915

TOTAL INVESTMENTS IN SECURITIES – 98.98% (Cost: $677,496,421)		676,091,767

Other Assets, Less Liabilities – 1.02%		6,966,686

NET ASSETS – 100.00%		$683,058,453

AMBAC – American Municipal Bond Assurance Corp. Financial Group Inc.

FGIC – Financial Guaranty Insurance Co.

FSA – Financial Security Assurance Inc.

GTD – Guaranteed Bond

IBC – Insured Bond Certificates

MBIA – Municipal Bond Insurance Association

PSF – Permanent School Fund

Q-SBLF – Qualified Student Bond Loan Fund

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® S&P NEW YORK MUNICIPAL BOND FUND

August 31, 2008

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 98.75%

NEW YORK – 98.75%
Hudson Yards Infrastructure Corp. Revenue, Series A (MBIA Insured) 4.50%, 02/15/47	$750,000	$648,960
Long Island Power Authority Revenue, Series C 5.00%, 09/01/35	500,000	493,430
Long Island Power Authority Revenue, Series E (FGIC Insured) 5.00%, 12/01/21	400,000	408,708
Long Island Power Authority Revenue, Series L, Prerefunded 05/01/11 5.38%, 05/01/33	1,000,000	1,081,030
Long Island Power Authority, Series A (AMBAC Insured) 5.50%, 12/01/11	300,000	323,082
Long Island Power Authority, Series A, Prerefunded 09/01/11 5.38%, 09/01/25	1,500,000	1,633,800
Metropolitan Transportation Authority, Series A, Prerefunded 11/15/11 (FGIC Insured) 5.00%, 11/15/31	650,000	703,267
Metropolitan Transportation Authority, Series B (AMBAC Insured) 5.00%, 11/15/30	1,600,000	1,601,792
New York City Industrial Development Agency Revenue, Yankee Stadium (FGIC Insured) 4.50%, 03/01/39	360,000	313,160
New York City Municipal Water Finance Authority Revenue, Series C (MBIA Insured) 5.00%, 06/15/25	600,000	619,836

Security	Principal	Value
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series A 5.00%, 06/15/39	$2,500,000	$2,515,800
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series DD 4.75%, 06/15/36	250,000	243,583
New York City Transitional Finance Authority Revenue, Series B 5.00%, 11/01/21	250,000	264,995
New York City Transitional Finance Authority Revenue, Series S-1 5.00%, 01/15/26	470,000	483,804
New York City Transitional Finance Authority Revenue, Subseries A-1 5.00%, 08/01/20	1,000,000	1,064,080
New York Convention Center Development Corp. Revenue (AMBAC Insured) 5.00%, 11/15/30	375,000	373,478
5.00%, 11/15/35	500,000	491,925
New York Liberty Development Corp. (Goldman Sachs Group Inc. Obligor) 5.25%, 10/01/35	800,000	806,904
New York State Dormitory Authority (City University of New York), State Supported Debt Revenue 5.00%, 07/01/22	1,000,000	1,036,920
New York State Dormitory Authority Revenue, Series A 5.25%, 05/15/15	450,000	489,582
New York State Dormitory Authority Revenue, Series A (FSA/FHA Insured) 5.25%, 08/15/15	1,635,000	1,777,637

30	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK MUNICIPAL BOND FUND

August 31, 2008

Security	Principal	Value
New York State Dormitory Authority Revenue, Series D (MBIA Insured) 5.25%, 10/01/23	$600,000	$630,786
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series B 4.50%, 06/15/36	650,000	614,484
New York State Environmental Facilities Corp., Clean Water & Drinking Water, Series A 4.75%, 06/15/31	1,000,000	999,930
New York State Thruway Authority, Personal Income Tax Revenue, Series A 5.00%, 03/15/26	300,000	312,501
New York State Urban Development Corp., Correctional & Youth Facilities Revenue, Series A 5.25%, 01/01/21	1,375,000	1,389,864
New York State Urban Development Corp., Correctional Facilities Revenue, Series D, Prerefunded 01/01/11 (FSA Insured) 5.25%, 01/01/30	1,500,000	1,605,120
New York State, General Obligations Unlimited, Series A 5.00%, 08/01/25	400,000	408,644
New York State, General Obligations Unlimited, Series A-1 5.00%, 08/01/17	1,000,000	1,085,410
New York State, General Obligations Unlimited, Series J, Prerefunded 06/01/13 5.25%, 06/01/28	1,660,000	1,853,158
New York State, General Obligations Unlimited, Series M (FGIC Insured) 5.00%, 04/01/25	200,000	202,566

Security	Shares or Principal	Value
New York State, General Obligations Unlimited, Subseries C-1 (FSA Insured) 5.00%, 10/01/24	$250,000	$261,510
Port Authority of New York & New Jersey 5.00%, 12/01/29	925,000	950,012
Port Authority of New York & New Jersey Revenue 5.00%, 09/01/38	700,000	708,659
Triborough Bridge & Tunnel Authority Revenue, Series A 5.00%, 01/01/27	500,000	507,175
Triborough Bridge & Tunnel Authority Revenue, Subseries D 5.00%, 11/15/23	500,000	523,590
5.00%, 11/15/31	650,000	658,775

		30,087,957

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $30,214,240)		30,087,957

SHORT-TERM INVESTMENTS – 1.17%

MONEY MARKET FUNDS – 1.17%
Fidelity New York AMTTax-Free Money Market Fund, Institutional Shares 1.60%[a]	354,776	354,776

		354,776

TOTAL SHORT-TERM INVESTMENTS
(Cost: $354,776)		354,776

TOTAL INVESTMENTS IN SECURITIES – 99.92% (Cost: $30,569,016)		30,442,733

Other Assets, Less Liabilities – 0.08%		25,082

NET ASSETS – 100.00%		$30,467,815

AMBAC – American Municipal Bond Assurance Corp. Financial Group Inc.

FGIC – Financial Guaranty Insurance Co.

FHA – Federal Housing Administration

FSA – Financial Security Assurance Inc.

MBIA – Municipal Bond Insurance Association

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2008

	iShares Lehman
	Short Treasury Bond Fund	1-3 Year Treasury Bond Fund	3-7 Year Treasury Bond Fund	7-10 Year Treasury Bond Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$1,480,944,952	$8,945,034,213	$782,316,466	$2,638,375,484
Affiliated issuers (Note 2)	348,423,180	4,257,828,155	369,366,256	1,301,611,045

Total cost of investments	$1,829,368,132	$13,202,862,368	$1,151,682,722	$3,939,986,529

Investments in securities, at fair value (including securities on loana) (Note 1): Unaffiliated issuers	$1,480,969,680	$9,051,724,671	$785,844,140	$2,725,233,361
Affiliated issuers (Note 2)	348,423,180	4,257,828,155	369,366,256	1,301,611,045

Total fair value of investments	1,829,392,860	13,309,552,826	1,155,210,396	4,026,844,406
Receivables:
Investment securities sold	220,802,649	–	23,401,750	57,620,866
Interest	15,155,913	83,309,024	5,986,876	22,095,324
Capital shares sold	541,778	–	1,860,185	–

Total Assets	2,065,893,200	13,392,861,850	1,186,459,207	4,106,560,596

LIABILITIES
Payables:
Investment securities purchased	223,934,468	21,236,581	37,597,501	78,262,686
Collateral for securities on loan (Note 5)	345,285,600	4,212,935,132	350,111,385	1,270,345,039
Capital shares redeemed	–	46,753	–	–
Investment advisory fees (Note 2)	153,834	1,165,665	95,006	344,812

Total Liabilities	569,373,902	4,235,384,131	387,803,892	1,348,952,537

NET ASSETS	$1,496,519,298	$9,157,477,719	$798,655,315	$2,757,608,059

Net assets consist of:
Paid-in capital	$1,493,415,894	$8,925,157,013	$787,125,251	$2,634,741,794
Undistributed net investment income	2,321,550	65,367,450	1,925,238	12,380,273
Undistributed net realized gain	757,126	60,262,798	6,077,152	23,628,115
Net unrealized appreciation	24,728	106,690,458	3,527,674	86,857,877

NET ASSETS	$1,496,519,298	$9,157,477,719	$798,655,315	$2,757,608,059

Shares outstanding[b]	13,600,000	110,200,000	7,400,000	30,900,000

Net asset value per share	$110.04	$83.10	$107.93	$89.24

[a]	Securities on loan with market values of $338,335,192, $4,118,189,398, $342,296,555 and $1,243,090,511, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

32	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2008

	iShares Lehman			iShares S&P
	10-20 Year Treasury Bond Fund	20+ Year Treasury Bond Fund	TIPS Bond Fund	California Municipal Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$116,137,050	$1,558,096,576	$7,988,175,770	$112,013,929
Affiliated issuers (Note 2)	47,160,620	661,760,927	3,627,652,198	–

Total cost of investments	$163,297,670	$2,219,857,503	$11,615,827,968	$112,013,929

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$116,078,931	$1,541,360,089	$8,072,137,460	$111,308,862
Affiliated issuers (Note 2)	47,160,620	661,760,927	3,627,652,198	–

Total fair value of investments	163,239,551	2,203,121,016	11,699,789,658	111,308,862
Receivables:
Due from bank	–	–	–	11,175
Investment securities sold	12,957,354	114,365,165	146,263,194	1,569,215
Interest	861,966	10,149,750	36,542,977	1,343,398

Total Assets	177,058,871	2,327,635,931	11,882,595,829	114,232,650

LIABILITIES
Payables:
Investment securities purchased	14,795,785	133,705,496	83,618,189	508,228
Collateral for securities on loan (Note 5)	44,978,096	635,821,683	3,623,074,301	–
Investment advisory fees (Note 2)	14,151	206,288	1,348,202	24,013

Total Liabilities	59,788,032	769,733,467	3,708,040,692	532,241

NET ASSETS	$117,270,839	$1,557,902,464	$8,174,555,137	$113,700,409

Net assets consist of:
Paid-in capital	$116,040,463	$1,579,780,671	$8,031,480,446	$114,162,007
Undistributed net investment income	255,098	6,139,257	104,483,567	373,494
Undistributed net realized gain (accumulated net realized loss)	1,033,397	(11,280,977)	(45,370,566)	(130,025)
Net unrealized appreciation (depreciation)	(58,119)	(16,736,487)	83,961,690	(705,067)

NET ASSETS	$117,270,839	$1,557,902,464	$8,174,555,137	$113,700,409

Shares outstanding[b]	1,100,000	16,600,000	77,100,000	1,100,000

Net asset value per share	$106.61	$93.85	$106.03	$103.36

[a]	Securities on loan with market values of $43,930,688, $625,422,435, $3,565,199,620 and $–, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2008

	iShares S&P
	National Municipal Bond Fund	New York Municipal Bond Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$677,496,421	$30,569,016

Total cost of investments	$677,496,421	$30,569,016

Investments in securities, at fair value (Note 1):
Unaffiliated issuers	$676,091,767	$30,442,733

Total fair value of investments	676,091,767	30,442,733
Receivables:
Interest	8,870,550	342,772

Total Assets	684,962,317	30,785,505

LIABILITIES
Payables:
Investment securities purchased	1,763,733	311,247
Investment advisory fees (Note 2)	140,131	6,443

Total Liabilities	1,903,864	317,690

NET ASSETS	$683,058,453	$30,467,815

Net assets consist of:
Paid-in capital	$682,890,685	$30,458,254
Undistributed net investment income	2,409,978	151,394
Accumulated net realized loss	(837,556)	(15,550)
Net unrealized depreciation	(1,404,654)	(126,283)

NET ASSETS	$683,058,453	$30,467,815

Shares outstanding[a]	6,800,000	300,000

Net asset value per share	$100.45	$101.56

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

34	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2008

	iShares Lehman
	Short Treasury Bond Fund	1-3 Year Treasury Bond Fund	3-7 Year Treasury Bond Fund	7-10 Year Treasury Bond Fund

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$9,645,792	$151,711,286	$8,224,792	$53,358,853
Interest from affiliated issuers (Note 2)	26,834	377,211	24,729	121,028
Securities lending income from affiliated issuers (Note 2)	763,983	10,432,238	626,614	2,846,343

Total investment income	10,436,609	162,520,735	8,876,135	56,326,224

EXPENSES
Investment advisory fees (Note 2)	682,450	6,989,940	407,063	2,015,802

Total expenses	682,450	6,989,940	407,063	2,015,802

Net investment income	9,754,159	155,530,795	8,469,072	54,310,422

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	41,691	18,210,810	(821,551)	9,614,963
In-kind redemptions	696,612	71,282,644	6,948,010	31,649,397

Net realized gain	738,303	89,493,454	6,126,459	41,264,360

Net change in unrealized appreciation (depreciation)	(2,665,690)	(225,449,873)	(14,542,262)	(83,342,982)

Net realized and unrealized loss	(1,927,387)	(135,956,419)	(8,415,803)	(42,078,622)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,826,772	$19,574,376	$53,269	$12,231,800

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2008

	iShares Lehman			iShares S&P
	10-20 Year Treasury Bond Fund	20+ Year Treasury Bond Fund	TIPS Bond Fund	California Municipal Bond Fund

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$2,331,937	$36,334,438	$336,703,013 [a]	$1,743,853
Interest from affiliated issuers (Note 2)	5,836	81,526	274,700	–
Securities lending income from affiliated issuers (Note 2)	98,922	1,437,259	6,706,972	–

Total investment income	2,436,695	37,853,223	343,684,685	1,743,853

EXPENSES
Investment advisory fees (Note 2)	82,509	1,231,641	7,191,351	114,914

Total expenses	82,509	1,231,641	7,191,351	114,914

Net investment income	2,354,186	36,621,582	336,493,334	1,628,939

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(138,805)	(6,212,460)	(10,942,118)	(100,600)
In-kind redemptions	1,203,530	7,882,809	6,422,179	–

Net realized gain (loss)	1,064,725	1,670,349	(4,519,939)	(100,600)

Net change in unrealized appreciation (depreciation)	(2,611,005)	(1,064,529)	(330,963,562)	2,032,298

Net realized and unrealized gain (loss)	(1,546,280)	605,820	(335,483,501)	1,931,698

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$807,906	$37,227,402	$1,009,833	$3,560,637

[a]	Includes monthly inflationary and deflationary adjustments to income. See Note 1.

See notes to financial statements.

36	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2008

	iShares S&P
	National Municipal Bond Fund	New York Municipal Bond Fund

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$11,154,936	$546,943

Total investment income	11,154,936	546,943

EXPENSES
Investment advisory fees (Note 2)	799,980	33,999

Total expenses	799,980	33,999
Less investment advisory fees waived (Note 2)	(87,369)	–

Net expenses	712,611	33,999

Net investment income	10,442,325	512,944

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(645,043)	(100,576)
In-kind redemptions	–	85,444

Net realized loss	(645,043)	(15,132)

Net change in unrealized appreciation (depreciation)	14,616,580	625,302

Net realized and unrealized gain	13,971,537	610,170

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,413,862	$1,123,114

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Lehman Short Treasury Bond Fund		iShares Lehman 1-3 Year Treasury Bond Fund
	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$9,754,159	$16,590,693	$155,530,795	$339,387,424
Net realized gain	738,303	643,876	89,493,454	63,624,822
Net change in unrealized appreciation (depreciation)	(2,665,690)	2,679,841	(225,449,873)	334,840,842

Net increase in net assets resulting from operations	7,826,772	19,914,410	19,574,376	737,853,088

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,390,361)	(14,757,266)	(134,109,325)	(313,622,291)
From net realized gain	–	(120,395)	–	–

Total distributions to shareholders	(9,390,361)	(14,877,661)	(134,109,325)	(313,622,291)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,530,327,162	1,305,145,369	2,906,794,865	5,128,600,909
Cost of shares redeemed	(781,971,449)	(625,871,464)	(3,536,514,714)	(1,189,489,820)

Net increase (decrease) in net assets from capital share transactions	748,355,713	679,273,905	(629,719,849)	3,939,111,089

INCREASE (DECREASE) IN NET ASSETS	746,792,124	684,310,654	(744,254,798)	4,363,341,886

NET ASSETS
Beginning of period	749,727,174	65,416,520	9,901,732,517	5,538,390,631

End of period	$1,496,519,298	$749,727,174	$9,157,477,719	$9,901,732,517

Undistributed net investment income included in net assets at end of period	$2,321,550	$1,957,752	$65,367,450	$43,945,980

SHARES ISSUED AND REDEEMED
Shares sold	13,900,000	11,900,000	35,100,000	63,300,000
Shares redeemed	(7,100,000)	(5,700,000)	(42,600,000)	(14,500,000)

Net increase (decrease) in shares outstanding	6,800,000	6,200,000	(7,500,000)	48,800,000

See notes to financial statements.

38	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Lehman 3-7 Year Treasury Bond Fund		iShares Lehman 7-10 Year Treasury Bond Fund
	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,469,072	$6,429,227	$54,310,422	$105,451,271
Net realized gain	6,126,459	3,197,341	41,264,360	46,079,982
Net change in unrealized appreciation (depreciation)	(14,542,262)	17,967,947	(83,342,982)	161,187,967

Net increase in net assets resulting from operations	53,269	27,594,515	12,231,800	312,719,220

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,444,522)	(5,626,266)	(52,880,401)	(101,090,770)

Total distributions to shareholders	(7,444,522)	(5,626,266)	(52,880,401)	(101,090,770)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	667,862,833	533,251,087	534,278,546	1,285,190,592
Cost of shares redeemed	(312,403,837)	(124,837,430)	(464,913,590)	(679,777,656)

Net increase in net assets from capital share transactions	355,458,996	408,413,657	69,364,956	605,412,936

INCREASE IN NET ASSETS	348,067,743	430,381,906	28,716,355	817,041,386

NET ASSETS
Beginning of period	450,587,572	20,205,666	2,728,891,704	1,911,850,318

End of period	$798,655,315	$450,587,572	$2,757,608,059	$2,728,891,704

Undistributed net investment income included in net assets at end of period	$1,925,238	$900,688	$12,380,273	$10,950,252

SHARES ISSUED AND REDEEMED
Shares sold	6,200,000	5,100,000	6,000,000	15,200,000
Shares redeemed	(2,900,000)	(1,200,000)	(5,200,000)	(8,000,000)

Net increase in shares outstanding	3,300,000	3,900,000	800,000	7,200,000

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Lehman 10-20 Year Treasury Bond Fund		iShares Lehman 20+ Year Treasury Bond Fund
	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,354,186	$2,325,702	$36,621,582	$77,701,155
Net realized gain	1,064,725	1,068,019	1,670,349	64,759,030
Net change in unrealized appreciation (depreciation)	(2,611,005)	2,264,785	(1,064,529)	9,798,164

Net increase in net assets resulting from operations	807,906	5,658,506	37,227,402	152,258,349

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,341,739)	(2,218,271)	(35,888,745)	(75,743,684)

Total distributions to shareholders	(2,341,739)	(2,218,271)	(35,888,745)	(75,743,684)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	42,388,663	126,565,862	4,856,867,198	7,081,832,183
Cost of shares redeemed	(42,586,616)	(41,579,299)	(5,007,666,929)	(6,840,303,671)

Net increase (decrease) in net assets from capital share transactions	(197,953)	84,986,563	(150,799,731)	241,528,512

INCREASE (DECREASE) IN NET ASSETS	(1,731,786)	88,426,798	(149,461,074)	318,043,177

NET ASSETS
Beginning of period	119,002,625	30,575,827	1,707,363,538	1,389,320,361

End of period	$117,270,839	$119,002,625	$1,557,902,464	$1,707,363,538

Undistributed net investment income included in net assets at end of period	$255,098	$242,651	$6,139,257	$5,406,420

SHARES ISSUED AND REDEEMED
Shares sold	400,000	1,200,000	52,500,000	79,400,000
Shares redeemed	(400,000)	(400,000)	(54,000,000)	(76,700,000)

Net increase (decrease) in shares outstanding	–	800,000	(1,500,000)	2,700,000

See notes to financial statements.

40	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Lehman TIPS Bond Fund		iShares S&P California Municipal Bond Fund
	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008	Six months ended August 31, 2008 (Unaudited)	Period from October 4, 2007[a] to February 29, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$336,493,334	$268,528,953	$1,628,939	$545,381
Net realized loss	(4,519,939)	(770,340)	(100,600)	(29,428)
Net change in unrealized appreciation (depreciation)	(330,963,562)	442,265,237	2,032,298	(2,737,365)

Net increase (decrease) in net assets resulting from operations	1,009,833	710,023,850	3,560,637	(2,221,412)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(269,370,427)	(231,168,294)	(1,386,124)	(414,702)

Total distributions to shareholders	(269,370,427)	(231,168,294)	(1,386,124)	(414,702)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,100,340,710	1,932,367,561	51,888,041	62,273,969
Cost of shares redeemed	(65,813,814)	(131,914,459)	–	–

Net increase in net assets from capital share transactions	2,034,526,896	1,800,453,102	51,888,041	62,273,969

INCREASE IN NET ASSETS	1,766,166,302	2,279,308,658	54,062,554	59,637,855

NET ASSETS
Beginning of period	6,408,388,835	4,129,080,177	59,637,855	–

End of period	$8,174,555,137	$6,408,388,835	$113,700,409	$59,637,855

Undistributed net investment income included in net assets at end of period	$104,483,567	$37,360,660	$373,494	$130,679

SHARES ISSUED AND REDEEMED
Shares sold	19,600,000	18,500,000	500,000	600,000
Shares redeemed	(600,000)	(1,300,000)	–	–

Net increase in shares outstanding	19,000,000	17,200,000	500,000	600,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P National Municipal Bond Fund		iShares S&P New York Municipal Bond Fund
	Six months ended August 31, 2008 (Unaudited)	Period from September 7, 2007[a] to February 29, 2008	Six months ended August 31, 2008 (Unaudited)	Period from October 4, 2007[a] to February 29, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$10,442,325	$5,307,617	$512,944	$311,179
Net realized loss	(645,043)	(482,817)	(15,132)	(418)
Net change in unrealized appreciation (depreciation)	14,616,580	(16,021,234)	625,302	(751,585)

Net increase (decrease) in net assets resulting from operations	24,413,862	(11,196,434)	1,123,114	(440,824)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,047,066)	(4,291,937)	(429,893)	(242,833)

Total distributions to shareholders	(9,047,066)	(4,291,937)	(429,893)	(242,833)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	310,708,788	472,872,205	20,346,204	20,302,177
Cost of shares redeemed	–	(100,400,965)	(10,190,130)	–

Net increase in net assets from capital share transactions	310,708,788	372,471,240	10,156,074	20,302,177

INCREASE IN NET ASSETS	326,075,584	356,982,869	10,849,295	19,618,520

NET ASSETS
Beginning of period	356,982,869	–	19,618,520	–

End of period	$683,058,453	$356,982,869	$30,467,815	$19,618,520

Undistributed net investment income included in net assets at end of period	$2,409,978	$1,014,719	$151,394	$68,343

SHARES ISSUED AND REDEEMED
Shares sold	3,100,000	4,700,000	200,000	200,000
Shares redeemed	–	(1,000,000)	(100,000)	–

Net increase in shares outstanding	3,100,000	3,700,000	100,000	200,000

[a]	Commencement of operations.

See notes to financial statements.

42	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman Short Treasury Bond Fund
	Six months ended Aug. 31, 2008 (Unaudited)	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$110.25	$109.03	$108.57

Income from investment operations:
Net investment income[b]	1.19	4.67	0.74
Net realized and unrealized gain (loss)[c]	(0.19)	0.96	0.03

Total from investment operations	1.00	5.63	0.77

Less distributions from:
Net investment income	(1.21)	(4.39)	(0.31)
Net realized gain	–	(0.02)[d]	–

Total distributions	(1.21)	(4.41)	(0.31)

Net asset value, end of period	$110.04	$110.25	$109.03

Total return	0.89%[e]	5.29%	0.72%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,496,519	$749,727	$65,417
Ratio of expenses to average net assets[f]	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[f]	2.14%	4.26%	4.60%
Portfolio turnover rate[g]	67%	176%	30%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Represents all short-term capital gain distributions. Short-term capital gain distributions are treated as ordinary income dividends for tax purposes.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman 1-3 Year Treasury Bond Fund
	Six months ended Aug. 31, 2008 (Unaudited)	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Year ended Feb. 29, 2004

Net asset value, beginning of period	$84.13	$80.38	$80.08	$80.99	$82.80	$82.40

Income from investment operations:
Net investment income	1.40 [a]	3.60 [a]	3.42 [a]	2.66	1.66	1.31
Net realized and unrealized gain (loss)[b]	(1.22)	3.58	0.24	(1.05)	(1.84)	0.40

Total from investment operations	0.18	7.18	3.66	1.61	(0.18)	1.71

Less distributions from:
Net investment income	(1.21)	(3.43)	(3.36)	(2.52)	(1.63)	(1.31)

Total distributions	(1.21)	(3.43)	(3.36)	(2.52)	(1.63)	(1.31)

Net asset value, end of period	$83.10	$84.13	$80.38	$80.08	$80.99	$82.80

Total return	0.19%[c]	9.20%	4.69%	2.01%	(0.21)%	2.11%

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,157,478	$9,901,733	$5,538,391	$3,771,679	$2,729,361	$1,548,436
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	3.34%	4.43%	4.28%	3.36%	2.11%	1.63%
Portfolio turnover rate[e]	16%	76%	64%	83%	106%	21%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

44	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman 3-7 Year Treasury Bond Fund
	Six months ended Aug. 31, 2008 (Unaudited)	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$109.90	$101.03	$100.11

Income from investment operations:
Net investment income[b]	1.69	4.21	0.62
Net realized and unrealized gain (loss)[c]	(2.07)	8.95	0.55

Total from investment operations	(0.38)	13.16	1.17

Less distributions from:
Net investment income	(1.59)	(4.29)	(0.25)

Total distributions	(1.59)	(4.29)	(0.25)

Net asset value, end of period	$107.93	$109.90	$101.03

Total return	(0.37)%[d]	13.46%	1.17%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$798,655	$450,588	$20,206
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	3.12%	4.04%	4.19%
Portfolio turnover rate[f]	36%	41%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman 7-10 Year Treasury Bond Fund
	Six months ended Aug. 31, 2008 (Unaudited)	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Year ended Feb. 29, 2004

Net asset value, beginning of period	$90.66	$83.49	$82.91	$84.30	$86.65	$87.10

Income from investment operations:
Net investment income	1.81 [a]	3.82 [a]	3.69 [a]	3.29	2.88	3.43
Net realized and unrealized gain (loss)[b]	(1.46)	7.06	0.43	(1.43)	(2.05)	(0.68)

Total from investment operations	0.35	10.88	4.12	1.86	0.83	2.75

Less distributions from:
Net investment income	(1.77)	(3.71)	(3.54)	(3.25)	(3.18)	(3.20)

Total distributions	(1.77)	(3.71)	(3.54)	(3.25)	(3.18)	(3.20)

Net asset value, end of period	$89.24	$90.66	$83.49	$82.91	$84.30	$86.65

Total return	0.37%[c]	13.51%	5.14%	2.21%	1.06%	3.26%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,757,608	$2,728,892	$1,911,850	$1,177,379	$767,100	$199,285
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	4.04%	4.53%	4.50%	4.02%	3.75%	3.59%
Portfolio turnover rate[e]	24%	40%	45%	94%	121%	74%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman 10-20 Year Treasury Bond Fund
	Six months ended Aug. 31, 2008 (Unaudited)	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$108.18	$101.92	$100.77

Income from investment operations:
Net investment income[b]	2.28	4.68	0.63
Net realized and unrealized gain (loss)[c]	(1.58)	6.29	0.78

Total from investment operations	0.70	10.97	1.41

Less distributions from:
Net investment income	(2.27)	(4.71)	(0.26)

Total distributions	(2.27)	(4.71)	(0.26)

Net asset value, end of period	$106.61	$108.18	$101.92

Total return	0.67%[d]	11.19%	1.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$117,271	$119,003	$30,576
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	4.28%	4.53%	4.29%
Portfolio turnover rate[f]	14%	22%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman 20+ Year Treasury Bond Fund
	Six months ended Aug. 31, 2008 (Unaudited)	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Year ended Feb. 29, 2004

Net asset value, beginning of period	$94.33	$90.22	$91.41	$90.12	$88.57	$90.52

Income from investment operations:
Net investment income	2.08 [a]	4.17 [a]	4.10 [a]	4.12	4.00	4.35
Net realized and unrealized gain (loss)[b]	(0.48)	4.10	(1.26)	1.32	1.68	(1.72)

Total from investment operations	1.60	8.27	2.84	5.44	5.68	2.63

Less distributions from:
Net investment income	(2.08)	(4.16)	(4.03)	(4.15)	(4.13)	(4.58)

Total distributions	(2.08)	(4.16)	(4.03)	(4.15)	(4.13)	(4.58)

Net asset value, end of period	$93.85	$94.33	$90.22	$91.41	$90.12	$88.57

Total return	1.73%[c]	9.54%	3.37%	6.12%	6.72%	3.11%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,557,902	$1,707,364	$1,389,320	$868,402	$748,022	$265,696
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	4.46%	4.69%	4.70%	4.42%	4.71%	4.84%
Portfolio turnover rate[e]	12%	26%	25%	25%	18%	31%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman TIPS Bond Fund
	Six months ended Aug. 31, 2008 (Unaudited)	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Period from Dec. 4, 2003[a] to Feb. 29, 2004

Net asset value, beginning of period	$110.30	$100.96	$102.75	$105.03	$105.12	$100.92

Income from investment operations:
Net investment income (loss)	5.06 [b]	5.86 [b]	4.08 [b]	4.29	3.74	(0.06)
Net realized and unrealized gain (loss)[c]	(5.25)	8.53	(1.60)	(1.15)	0.48	4.38

Total from investment operations	(0.19)	14.39	2.48	3.14	4.22	4.32

Less distributions from:
Net investment income	(4.08)	(5.05)	(4.11)	(5.37)	(3.95)	(0.02)
Return of capital	–	–	(0.16)	(0.05)	(0.36)	(0.10)

Total distributions	(4.08)	(5.05)	(4.27)	(5.42)	(4.31)	(0.12)

Net asset value, end of period	$106.03	$110.30	$100.96	$102.75	$105.03	$105.12

Total return	(0.17)%[d]	14.78%	2.56%	3.04%	4.16%	4.29%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,174,555	$6,408,389	$4,129,080	$3,616,667	$2,006,087	$588,671
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets[e]	9.36%	5.71%	4.09%	4.12%	3.60%	(0.25)%
Portfolio turnover rate[f]	3%	10%	17%	13%	32%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P California Municipal Bond Fund
	Six months ended Aug. 31, 2008 (Unaudited)	Period from Oct. 4, 2007[a] to Feb. 29, 2008

Net asset value, beginning of period	$99.40	$103.40

Income from investment operations:
Net investment income[b]	1.84	1.53
Net realized and unrealized gain (loss)[c]	3.79	(4.36)

Total from investment operations	5.63	(2.83)

Less distributions from:
Net investment income	(1.67)	(1.17)

Total distributions	(1.67)	(1.17)

Net asset value, end of period	$103.36	$99.40

Total return	5.67%[d]	(2.78)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$113,700	$59,638
Ratio of expenses to average net assets[e]	0.25%	0.25%
Ratio of net investment income to average net assets[e]	3.54%	3.63%
Portfolio turnover rate[f]	14%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P National Municipal Bond Fund
	Six months ended Aug. 31, 2008 (Unaudited)	Period from Sep. 7, 2007[a] to Feb. 29, 2008

Net asset value, beginning of period	$96.48	$100.30

Income from investment operations:
Net investment income[b]	1.85	1.74
Net realized and unrealized gain (loss)[c]	3.79	(4.08)

Total from investment operations	5.64	(2.34)

Less distributions from:
Net investment income	(1.67)	(1.48)

Total distributions	(1.67)	(1.48)

Net asset value, end of period	$100.45	$96.48

Total return	5.85%[d]	(2.36)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$683,058	$356,983
Ratio of expenses to average net assets[e]	0.25%	0.25%
Ratio of expenses to average net assets prior to waived fees[e]	0.28%	0.30%
Ratio of net investment income to average net assets[e]	3.66%	3.62%
Portfolio turnover rate[f]	8%	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P New York Municipal Bond Fund
	Six months ended Aug. 31, 2008 (Unaudited)	Period from Oct. 4, 2007[a] to Feb. 29, 2008

Net asset value, beginning of period	$98.09	$101.51

Income from investment operations:
Net investment income[b]	1.93	1.56
Net realized and unrealized gain (loss)[c]	3.29	(3.77)

Total from investment operations	5.22	(2.21)

Less distributions from:
Net investment income	(1.75)	(1.21)

Total distributions	(1.75)	(1.21)

Net asset value, end of period	$101.56	$98.09

Total return	5.35%[d]	(2.20)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$30,468	$19,619
Ratio of expenses to average net assets[e]	0.25%	0.25%
Ratio of net investment income to average net assets[e]	3.77%	3.77%
Portfolio turnover rate[f]	27%	17%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Lehman Short Treasury Bond Fund, iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 3-7 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 10-20 Year Treasury Bond Fund, iShares Lehman 20+ Year Treasury Bond Fund, iShares Lehman TIPS Bond Fund, iShares S&P California Municipal Bond Fund, iShares S&P National Municipal Bond Fund and iShares S&P New York Municipal Bond Fund (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares Lehman Short Treasury Bond Fund, iShares Lehman 3-7 Year Treasury Bond Fund, iShares Lehman 10-20 Year Treasury Bond Fund, iShares S&P California Municipal Bond Fund, iShares S&P National Municipal Bond Fund and iShares S&P New York Municipal Bond Fund, which are classified as non-diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Effective March 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

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iSHARES® TRUST

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

The following is a summary of the inputs used in valuing the Funds’ investments as of August 31, 2008:

Investments in Securities
iShares Bond Fund	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total Fair Value

Lehman Short Treasury	$ 1,829,392,860	$ –	$ –	$ 1,829,392,860
Lehman 1-3 Year Treasury	13,309,552,826	–	–	13,309,552,826
Lehman 3-7 Year Treasury	1,155,210,396	–	–	1,155,210,396
Lehman 7-10 Year Treasury	4,026,844,406	–	–	4,026,844,406
Lehman 10-20 Year Treasury	163,239,551	–	–	163,239,551
Lehman 20+ Year Treasury	2,203,121,016	–	–	2,203,121,016
Lehman TIPS	3,627,652,198	8,072,137,460	–	11,699,789,658
S&P California Municipal	2,026,765	109,282,097	–	111,308,862
S&P National Municipal	5,451,915	670,639,852	–	676,091,767
S&P New York Municipal	354,776	30,087,957	–	30,442,733

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Funds amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

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iSHARES® TRUST

The inflation-protected public obligations held by the iShares Lehman TIPS Bond Fund are income-generating instruments whose interest and principal payments are adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond on a monthly basis and is accounted for as interest income in the Fund’s Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended August 31, 2008.

The Funds had tax basis net capital loss carryforwards as of February 29, 2008, the tax year-end of the Funds, as follows:

iShares Bond Fund	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Total
Lehman 1-3 Year Treasury	$–	$–	$–	$29,230,442	$–	$29,230,442
Lehman 3-7 Year Treasury	–	–	–	–	49,307	49,307
Lehman 7-10 Year Treasury	–	–	–	16,443,695	–	16,443,695
Lehman 10-20 Year Treasury	–	–	–	–	2,336	2,336
Lehman 20+ Year Treasury	2,218,753	–	1,105,659	4,724,131	3,444,435	11,492,978
Lehman TIPS	–	2,389,570	512,591	13,253,242	5,636,312	21,791,715
S&P California Municipal	–	–	–	–	13,877	13,877
S&P National Municipal	–	–	–	–	6,225	6,225
S&P New York Municipal	–	–	–	–	60	60

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended August 31, 2008, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended August 31, 2008 are disclosed in the Funds’ Statements of Operations.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of August 31, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Lehman Short Treasury	$1,829,072,509	$725,498	$(405,147)	$320,351
Lehman 1-3 Year Treasury	13,197,100,189	124,819,496	(12,366,859)	112,452,637
Lehman 3-7 Year Treasury	1,151,946,169	3,387,604	(123,377)	3,264,227
Lehman 7-10 Year Treasury	3,938,286,184	88,558,222	–	88,558,222
Lehman 10-20 Year Treasury	163,294,777	70,457	(125,683)	(55,226)
Lehman 20+ Year Treasury	2,220,056,651	75,619	(17,011,254)	(16,935,635)
Lehman TIPS	11,643,095,580	76,291,690	(19,597,612)	56,694,078
S&P California Municipal	112,013,308	711,129	(1,415,575)	(704,446)
S&P National Municipal	677,540,400	5,535,699	(6,984,332)	(1,448,633)
S&P New York Municipal	30,569,016	167,349	(293,632)	(126,283)

The Funds adopted FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of August 31, 2008, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to the following Funds, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Investment Advisory Fee
Lehman Short Treasury	0.15%
Lehman 1-3 Year Treasury	0.15
Lehman 3-7 Year Treasury	0.15
Lehman 7-10 Year Treasury	0.15
Lehman 10-20 Year Treasury	0.15

iShares Bond Fund	Investment Advisory Fee
Lehman 20+ Year Treasury	0.15%
Lehman TIPS	0.20
S&P California Municipal	0.25
S&P New York Municipal	0.25

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iSHARES® TRUST

Effective July 1, 2008, BGFA is entitled to an annual investment advisory fee of 0.25% of the average daily net assets of the iShares S&P National Municipal Bond Fund for its investment advisory services.

Prior to July 1, 2008, BGFA was entitled to receive an annual investment advisory fee of 0.30% of the average daily net assets of the iShares S&P National Municipal Bond Fund for its investment advisory services. BGFA contractually agreed to waive 0.05% of its fees for these services through June 30, 2008.

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended August 31, 2008, BGI earned securities lending agent fees as follows:

iShares Bond Fund	Securities Lending Agent Fees
Lehman Short Treasury	$ 763,983
Lehman 1-3 Year Treasury	10,432,238
Lehman 3-7 Year Treasury	626,614
Lehman 7-10 Year Treasury	2,846,343
Lehman 10-20 Year Treasury	98,922
Lehman 20+ Year Treasury	1,437,259
Lehman TIPS	6,706,972

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2008 were as follows:

	U.S. Government Obligations		Other Securities
iShares Bond Fund	Purchases	Sales	Purchases	Sales
Lehman Short Treasury	$627,864,638	$620,894,318	$–	$–
Lehman 1-3 Year Treasury	1,471,565,141	1,462,888,291	–	–
Lehman 3-7 Year Treasury	204,969,878	192,757,884	–	–
Lehman 7-10 Year Treasury	626,777,514	620,162,718	–	–
Lehman 10-20 Year Treasury	16,731,919	15,833,147	–	–
Lehman 20+ Year Treasury	186,903,307	186,296,591	–	–
Lehman TIPS	209,922,987	426,153,858	–	–
S&P California Municipal	–	–	12,180,246	13,493,327
S&P National Municipal	–	–	52,311,656	43,797,550
S&P New York Municipal	–	–	7,736,413	7,313,723

In-kind transactions (See Note 4) for the six months ended August 31, 2008 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Lehman Short Treasury	$1,491,152,179	$744,889,381
Lehman 1-3 Year Treasury	2,886,972,623	3,469,518,806
Lehman 3-7 Year Treasury	639,376,270	301,058,260
Lehman 7-10 Year Treasury	527,319,210	458,733,556
Lehman 10-20 Year Treasury	41,597,786	41,897,833
Lehman 20+ Year Treasury	4,789,006,465	4,938,572,176
Lehman TIPS	2,085,205,015	65,369,318
S&P California Municipal	50,792,535	–
S&P National Municipal	299,919,634	–
S&P New York Municipal	19,999,264	9,974,884

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

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The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units in the iShares Lehman Short Treasury Bond Fund, iShares Lehman 3-7 Year Treasury Bond Fund, iShares Lehman 10-20 Year Treasury Bond Fund, iShares S&P California Municipal Bond Fund, iShares S&P National Municipal Bond Fund and iShares S&P New York Municipal Bond Fund pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of August 31, 2008, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of August 31, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. SUBSEQUENT EVENT

On September 22, 2008, BarCap, an affiliate of BGFA, completed its acquisition of Lehman Brothers North American investment banking and capital markets businesses. As part of the transaction, Lehman indexes, including the operations responsible for these indexes, have become part of BarCap. As a result, the Lehman indexes are now maintained by BarCap, which is a separate legal entity from BGFA. BGFA will have no role in maintaining the Lehman indexes.

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Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 18-19, 2008, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. At the same meeting, the Board considered and approved a proposal by BGFA to contractually reduce the advisory fee rate for the iShares S&P National Municipal Bond Fund (the “National Muni Fund”) under the Advisory Contract. The Board’s approval of the proposed amended Advisory Contract was based on, among other things, its review of information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board anticipated that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as any of the Funds; therefore, comparative performance information was generally not available for those particular Funds. The Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

In considering the proposed fee reduction for the National Muni Fund, the Board drew on the considerations and conclusions resulting from that review. The Board discussed with representatives of BGFA certain information regarding the proposed fee reduction and considered representations from BGFA that, following the fee reduction, BGFA remained fully committed to providing the National Muni Fund with the same level and quality of services as had been provided to the Funds in the past. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA under the revised Advisory Contract were appropriate.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered investment companies that would otherwise have been excluded from Lipper’s comparison group due to certain differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked

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by the Funds, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three- and five-year periods, as applicable, and the “last quarter” period ended March 31, 2008, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Groups track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expense components of the funds in their respective Lipper Groups. The Board also discussed with representatives of BGFA the rationale for the proposed reduction in the level of fees for the National Muni Fund, including BGFA’s desire to promote consistency of fees among similar products. In considering the proposed fee rate reduction for the National Muni Fund, the Board also considered its review of the materials prepared by Lipper and other data reviewed in connection with its approval of the continuance of the Advisory Contract. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year and the purposes of approving the proposed fee reduction for the Advisory Contract for the National Muni Fund.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

The Board considered the proposed fee reduction for the National Muni Fund in the context of the conclusions it reached regarding the costs to, and profits realized by, BGFA in operating the Funds, including the National Muni Fund. The Board considered, in particular, information provided by BGFA regarding the potential savings to shareholders if the proposed fee reduction was approved. On the basis of this review, the Board concluded that the profits to be realized by BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

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Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares funds, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. The Board also reviewed the materials provided by BGFA regarding the fee reduction proposed for the National Muni Fund. The Board considered the potential for BGFA to achieve economies of scale and BGFA’s desire to share such economies of scale with the National Muni Fund by means of implementing the proposed fee reduction. In light of the foregoing, the Board determined that the proposed reduction in the fee rate for the National Muni Fund is an appropriate means to share potential economies of scale with shareholders, but that addition of breakpoints for the National Muni Fund, or reductions in fee rates or additions of breakpoints for the other Funds, were not warranted at this juncture. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees, with the proposed fee rate reduction for the National Muni Fund, reflects appropriate sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was available for the iShares Lehman 1-3 Year Treasury Bond, iShares Lehman 7-10 Year Treasury Bond, the iShares Lehman 20+ Year Treasury Bond and iShares Lehman TIPS Bond Funds, but not the other Funds, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as such Funds. The Board also noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. In reviewing the comparative investment advisory/management fee information for the Funds for which such information was available, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the Funds in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Funds and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts for which BGFA or BGI provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

62	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investment by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, revised as proposed with respect to the National Muni Fund, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	63

Notes:

64 NOTES	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology-Multimedia Networking (IGN)

iShares S&P North American Technology- Semiconductors (IGW)

iShares S&P North American Technology- Software (IGV)

iShares S&P North American Technology Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment &

Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Clean Energy (ICLN)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Nuclear Energy (NUCL)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Timber & Forestry (WOOD)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE China (HK Listed) (FCHI)

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria Investable Market (EWO)

iShares MSCI Belgium Investable Market (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile Investable Market (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico Investable Market (EWW)

iShares MSCI Netherlands Investable Market (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman MBS (MBB)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 YearTreasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government /Credit (GVI)

iShares S&P National Municipal (MUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI All Country Asia ex Japan (AAXJ)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

iSHARES FAMILY OF FUNDS	65

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2008 Semi-Annual Report.

7821-iS-0908

66	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Barclays Capital, Inc. or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI or any of its affiliates are affiliated with the companies listed above.

©2008 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trade- marks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-051-10008

iShares® LET’S BUILD A BETTER INVESTMENT WORLDSM. BARCLAYS GLOBAL INVESTORS

2008 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® BOND FUNDS

AUGUST 31, 2008

>> Would you prefer to receive materials like this electronically? See inside cover for details.

iShares Lehman 1-3 Year Credit Bond Fund iShares Lehman Intermediate Credit Bond Fund

iShares Lehman Credit Bond Fund

iShares Lehman Intermediate Government/Credit Bond Fund iShares Lehman Government/Credit Bond Fund

iShares Lehman MBS Bond Fund

iShares Lehman Aggregate Bond Fund

iShares iBoxx $ High Yield Corporate Bond Fund

iShares iBoxx $ Investment Grade Corporate Bond Fund

iShares JPMorgan USD Emerging Markets Bond Fund

iShares®

iShares®

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm’s name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Fund Performance Overview

iSHARES® LEHMAN CREDIT BOND FUNDS

Performance as of August 31, 2008

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 8/31/08			Inception to 8/31/08			Inception to 8/31/08

iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Lehman 1-3 Year Credit	4.86%	5.66%	5.24%	4.73%	5.41%	5.08%	7.95%	9.11%	8.52%
Lehman Intermediate Credit	4.07%	4.26%	3.51%	3.63%	4.14%	3.53%	6.07%	6.94%	5.89%
Lehman Credit	3.13%	3.19%	2.71%	2.63%	3.12%	2.59%	4.39%	5.22%	4.32%

Total returns for the period since inception are calculated from the inception date of each Fund (1/5/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after the Funds’ inception, for the period from inception to the first day of secondary market trading in shares of the Funds (1/11/07), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Lehman 1-3 Year Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. investment grade credit sector of the bond market as defined by the Lehman Brothers 1-3 Year U.S. Credit Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2008, the total return for the Fund was (0.28)%, while the total return for the Index was (0.01)%.

PORTFOLIO ALLOCATION As of 8/31/08
Sector/Investment Type	Percentage of Net Assets
Financial	50.67%

Communications	12.49

Multi-National	7.41

Energy	5.88

Consumer Non-Cyclical	5.53

Foreign Government Obligations	5.06

Consumer Cyclical	3.63

Utilities	3.02

Technology	1.69

Industrial	1.40

Basic Materials	1.32

Short-Term and Other Net Assets	1.90

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
European Investment Bank, 4.00%, 03/03/10	3.39%

KfW Series G, 5.00%, 06/01/10	3.12

KfW, 3.25%, 02/15/11	2.73

European Investment Bank, 2.63%, 05/16/11	2.69

Svensk Exportkredit AB, 4.50%, 09/27/10	2.24

General Electric Capital Corp., 4.88%, 10/21/10	2.13

Bank of America Corp., 4.50%, 08/01/10	2.10

Wells Fargo & Co., 4.20%, 01/15/10	1.89

International Lease Finance Corp., 5.45%, 03/24/11	1.72

HSBC Finance Corp., 5.25%, 01/14/11	1.68

TOTAL	23.69%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview (Continued)

iSHARES® LEHMAN CREDIT BOND FUNDS

The iShares Lehman Intermediate Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. investment grade credit sector of the bond market as defined by the Lehman Brothers Intermediate U.S. Credit Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2008, the total return for the Fund was (1.43)%, while the total return for the Index was (1.67)%.

PORTFOLIO ALLOCATION As of 8/31/08
Sector/Investment Type	Percentage of Net Assets
Financial	45.42%

Communications	11.66

Consumer Non-Cyclical	10.26

Foreign Government Obligations	5.80

Utilities	5.35

Multi-National	4.25

Energy	3.46

Industrial	3.39

Consumer Cyclical	3.18

Basic Materials	2.56

Technology	1.81

Diversified	0.07

Short-Term and Other Net Assets	2.79

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
European Investment Bank, 4.63%, 05/15/14	3.17%

KfW, 4.25%, 06/15/10	3.12

General Electric Capital Corp., 4.13%, 09/01/09	3.08

Italy (Republic of), 4.50%, 01/21/15	2.43

Wells Fargo & Co., 4.88%, 01/12/11	2.22

JPMorgan Chase & Co., 5.75%, 01/02/13	2.02

Bank of America Corp., 4.88%, 01/15/13	1.73

HSBC Finance Corp., 5.50%, 01/19/16	1.48

General Electric Capital Corp., 5.00%, 01/08/16	1.48

Goldman Sachs Group Inc. (The), 6.15%, 04/01/18	1.27

TOTAL	22.00%

2	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® LEHMAN CREDIT BOND FUNDS

The iShares Lehman Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. investment grade credit sector of the bond market as defined by the Lehman Brothers U.S. Credit Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2008, the total return for the Fund was (1.57)%, while the total return for the Index was (1.66)%.

PORTFOLIO ALLOCATION As of 8/31/08
Sector/Investment Type	Percentage of Net Assets
Financial	39.06%

Communications	13.90

Consumer Non-Cyclical	8.30

Utilities	7.01

Foreign Government Obligations	6.42

Energy	5.97

Consumer Cyclical	4.44

Industrial	3.90

Multi-National	2.47

Basic Materials	2.44

Technology	1.75

Municipal Debt Obligations	0.97

Diversified	0.06

Short-Term and Other Net Assets	3.31

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
Wells Fargo & Co., 4.88%, 01/12/11	2.10%

European Investment Bank, 5.13%, 05/30/17	1.65

KfW, 5.13%, 03/14/16	1.64

General Electric Capital Corp., 5.00%, 01/08/16	1.50

JPMorgan Chase & Co., 5.75%, 01/02/13	1.39

Italy (Republic of), 6.00%, 02/22/11	1.38

HSBC Finance Corp., 5.50%, 01/19/16	1.26

ConocoPhillips Holding Co., 6.95%, 04/15/29	1.14

AT&T Wireless Services Inc., 7.88%, 03/01/11	1.10

Hydro-Quebec, 8.05%, 07/07/24	1.10

TOTAL	14.26%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUNDS

Performance as of August 31, 2008

	Average Annual Total Returns						Cumulative Total Returns

	Year Ended 8/31/08			Inception to 8/31/08			Inception to 8/31/08

iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Lehman Intermediate Government/Credit	6.41%	6.43%	6.05%	5.83%	5.99%	5.70%	9.83%	10.11%	9.60%
Lehman Government/Credit	6.28%	6.72%	5.81%	5.40%	6.06%	5.27%	9.10%	10.22%	8.85%

Total returns for the period since inception are calculated from the inception date of each Fund (1/5/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after the Funds’ inception, for the period from inception to the first day of secondary market trading in shares of the Funds (1/11/07), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Lehman Intermediate Government/Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. government and investment grade corporate sectors of the bond market as defined by the Lehman Brothers Intermediate U.S. Government/Credit Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2008, the total return for the Fund was (0.41)%, while the total return for the Index was (0.65)%.

PORTFOLIO ALLOCATION As of 8/31/08
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	32.44%

U.S. Government Agency Obligations	26.60

Financial	18.52

Consumer Non-Cyclical	4.74

Communications	4.06

Foreign Government Obligations	2.54

Utilities	2.34

Consumer Cyclical	1.60

Multi-National	1.51

Energy	1.43

Industrial	1.21

Basic Materials	0.80

Technology	0.67

Diversified	0.03

Short-Term and Other Net Assets	1.51

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
Federal National Mortgage Association, 7.25%, 01/15/10	9.88%

U.S. Treasury Notes, 4.75%, 05/15/14	8.66

U.S. Treasury Notes, 4.88%, 08/15/16	8.31

U.S. Treasury Notes, 4.88%, 07/31/11	8.10

Federal Home Loan Mortgage Corp., 7.00%, 03/15/10	7.89

U.S. Treasury Notes, 2.75%, 07/30/10	7.37

Federal Home Loan Mortgage Corp., 4.50%, 01/15/13	3.39

Federal National Mortgage Association, 5.00%, 04/15/15	2.02

Federal Home Loan Bank, 5.00%, 11/17/17	1.36

Federal Home Loan Mortgage Corp., 3.25%, 02/25/11	1.34

TOTAL	58.32%

4	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview(Continued)

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUNDS

The iShares Lehman Government/Credit Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. government and investment grade corporate sectors of the bond market as defined by the Lehman Brothers U.S. Government/Credit Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2008, the total return for the Fund was (0.39)%, while the total return for the Index was (0.62)%.

PORTFOLIO ALLOCATION As of 8/31/08
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	36.58%

U.S. Government Agency Obligations	18.87

Financial	16.04

Communications	5.30

Consumer Non-Cyclical	4.31

Utilities	3.41

Multi-National	2.87

Foreign Government Obligations	2.42

Consumer Cyclical	2.30

Energy	1.91

Basic Materials	1.83

Industrial	1.65

Technology	0.60

Municipal Debt Obligations	0.37

Short-Term and Other Net Assets	1.54

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
Federal National Mortgage Association, 7.25%, 01/15/10	12.90%

U.S. Treasury Notes, 4.63%, 11/15/09	10.45

U.S. Treasury Bonds, 7.63%, 02/15/25	9.53

U.S. Treasury Notes, 4.63%, 11/15/16	7.10

U.S. Treasury Notes, 4.75%, 05/15/14	3.81

U.S. Treasury Notes, 4.63%, 12/31/11	3.30

Federal National Mortgage Association, 5.00%, 04/15/15	2.44

U.S. Treasury Bonds, 8.13%, 08/15/19	2.00

European Investment Bank, 2.63%, 05/16/11	1.94

Federal Home Loan Mortgage Corp., 6.25%, 07/15/32	1.28

TOTAL	54.75%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® LEHMAN MBS BOND FUND

Performance as of August 31, 2008

Average Annual Total Returns						Cumulative Total Returns

Year Ended 8/31/08			Inception to 8/31/08			Inception to 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.18%	6.10%	7.03%	4.86%	4.90%	5.59%	7.23%	7.29%	8.32%

Total returns for the period since inception are calculated from the inception date of the Fund (3/13/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Lehman MBS Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade agency mortgage-backed securities sector of the U.S. as defined by the Lehman Brothers U.S. MBS Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2008, the total return for the Fund was 0.76%, while the total return for the Index was 1.18%.

PORTFOLIO ALLOCATION As of 8/31/08
Issuer	Percentage of Net Assets
Federal Home Loan Mortgage Corp.	46.13%

Federal National Mortgage Association	40.29

Government National Mortgage Association	8.67

Short-Term and Other Net Assets	4.91

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
Federal National Mortgage Association, 5.50%, 09/01/38	13.83%

Federal Home Loan Mortgage Corp., 5.00%, 09/01/38	13.61

Federal Home Loan Mortgage Corp., 5.50%, 09/01/38	10.43

Federal National Mortgage Association, 6.50%, 09/01/38	8.83

Federal Home Loan Mortgage Corp., 6.00%, 09/01/38	7.46

Federal National Mortgage Association, 6.00%, 09/01/38	6.32

Federal Home Loan Mortgage Corp., 5.50%, 09/01/23	5.07

Federal Home Loan Mortgage Corp., 4.50%, 09/01/23	5.01

Federal National Mortgage Association, 5.00%, 09/01/23	4.69

Federal Home Loan Mortgage Corp., 5.00%, 09/01/23	4.25

TOTAL	79.50%

6	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® LEHMAN AGGREGATE BOND FUND

Performance as of August 31, 2008

Average Annual Total Returns						Cumulative Total Returns

Year Ended 8/31/08			Inception to 8/31/08			Inception to 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.97%	5.89%	5.86%	4.16%	4.24%	4.39%	22.35%	22.81%	23.64%

Total returns for the period since inception are calculated from the inception date of the Fund (9/22/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/26/03), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Lehman Aggregate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the total U.S. investment grade bond market as defined by the Lehman Brothers U.S. Aggregate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2008, the total return for the Fund was (0.04)%, while the total return for the Index was 0.18%.

PORTFOLIO ALLOCATION As of 8/31/08
Sector/Investment Type	Percentage of Net Assets
Mortgage-Backed Securities	36.90%

U.S. Government Obligations	26.09

Financial	12.51

U.S. Government Agency Obligations	10.00

Communications	2.58

Consumer Non-Cyclical	1.97

Foreign Government Obligations	1.70

Utilities	1.52

Energy	1.26

Consumer Cyclical	1.23

Industrial	0.99

Multi-National	0.62

Basic Materials	0.59

Technology	0.50

Municipal Debt Obligations	0.23

Diversified	0.03

Short-Term and Other Net Assets	1.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
Federal Home Loan Mortgage Corp., 5.00%, 09/01/38	5.42%

Federal National Mortgage Association, 5.50%, 09/01/38	5.28

U.S. Treasury Notes, 3.63%, 10/31/09	4.76

Federal Home Loan Mortgage Corp., 5.50%, 09/01/38	3.74

Federal National Mortgage Association, 6.50%, 09/01/38	3.49

U.S. Treasury Notes, 3.50%, 02/15/10	3.16

Federal National Mortgage Association, 7.25%, 01/15/10	3.02

U.S. Treasury Notes, 4.50%, 05/15/10	2.87

Federal National Mortgage Association, 6.00%, 09/01/38	2.82

U.S. Treasury Notes, 4.00%, 09/30/09	2.75

TOTAL	37.31%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

Performance as of August 31, 2008

Average Annual Total Returns						Cumulative Total Returns

Year Ended 8/31/08			Inception to 8/31/08			Inception to 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.36)%	(0.89)%	(0.58)%	(1.36)%	(0.86)%	(1.82)%	(1.91)%	(1.21)%	(2.55)%

Total returns for the period since inception are calculated from the inception date of the Fund (4/4/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/11/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares iBoxx $ High Yield Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. dollar high yield corporate bond market as defined by the iBoxx® $ Liquid High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2008, the total return for the Fund was (0.03)%, while the total return for the Index was 0.18%.

PORTFOLIO ALLOCATION As of 8/31/08
Sector	Percentage of Net Assets
Consumer Non-Cyclical	17.00%

Communications	16.84

Industrial	16.07

Energy	14.23

Consumer Cyclical	11.78

Utilities	10.65

Technology	5.85

Financial	2.61

Basic Materials	2.02

Short-Term and Other Net Assets	2.95

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
Intelsat (Bermuda) Ltd., 11.25%, 06/15/16	2.28%

HCA Inc., 9.25%, 11/15/16	2.24

Peabody Energy Corp., 7.38%, 11/01/16	2.24

Crown Americas LLC, 7.75%, 11/15/15	2.23

Terex Corp., 8.00%, 11/15/17	2.22

SunGard Data Systems Inc., 9.13%, 08/15/13	2.21

ARAMARK Corp., 8.50%, 02/01/15	2.20

Tenet Healthcare Corp., 9.88%, 07/01/14	2.19

Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15	2.17

Mirant North America LLC, 7.38%, 12/31/13	2.17

TOTAL	22.15%

8	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

Performance as of August 31, 2008

Average Annual Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Inception to 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.31%	1.52%	2.82%	3.70%	3.73%	3.77%	4.71%	4.74%	4.81%

Cumulative Total Returns

Year Ended 8/31/08			Five Years Ended 8/31/08			Inception to 8/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.31%	1.52%	2.82%	19.89%	20.12%	20.35%	32.48%	32.75%	33.29%

Total returns for the period since inception are calculated from the inception date of the Fund (7/22/02). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/26/02), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares iBoxx $ Investment Grade Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a segment of the U.S. investment grade corporate bond market as defined by the iBoxx® $ Liquid Investment Grade Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2008, the total return for the Fund was (1.81)%, while the total return for the Index was (1.53)%.

PORTFOLIO ALLOCATION As of 8/31/08
Sector	Percentage of Net Assets
Financial	45.74%

Consumer Non-Cyclical	22.14

Communications	13.81

Consumer Cyclical	7.87

Technology	4.15

Basic Materials	1.24

Industrial	1.00

Utilities	1.00

Energy	0.94

Short-Term and Other Net Assets	2.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
American Express Bank FSB, 5.55%, 10/17/12	1.14%

Johnson & Johnson, 5.55%, 08/15/17	1.10

Johnson & Johnson, 5.15%, 08/15/12	1.09

Berkshire Hathaway Inc., 5.13%, 09/15/12	1.09

AstraZeneca PLC, 5.40%, 09/15/12	1.07

IBM International Group Capital LLC, 5.05%, 10/22/12	1.07

International Business Machines Corp., 5.70%, 09/14/17	1.07

Abbott Laboratories, 5.60%, 11/30/17	1.06

Allstate Life Global Funding Trusts, 5.38%, 04/30/13	1.05

GlaxoSmithKline Capital Inc., 6.38%, 05/15/38	1.05

TOTAL	10.79%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

Performance as of August 31, 2008

Cumulative Total Returns

Inception to 8/31/08

NAV	MARKET	INDEX
1.61%	2.61%	2.10%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 12/17/07.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund is listed for trading, as of the time that the Fund’s NAVis calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/19/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares JPMorgan USD Emerging Markets Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the JPMorgan EMBI Global Core Index (the “Index”). The Index is a broad, diverse U.S. dollar denominated emerging markets debt benchmark which tracks the total return of actively traded external debt instruments in emerging market countries. The Fund invests in a representative sample of the securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended August 31, 2008, the total return of the Fund was 0.50%, while the total return of the Index was 0.90%.

BOND CREDIT QUALITY As of 8/31/08
Moody’s Credit Rating	Percentage of Total Investments*
A1	5.80%

A2	1.42

A3	2.82

Baa1	26.26

Baa3	2.26

Ba1	22.85

Ba3	13.53

B1	10.96

B2	6.89

B3	4.24

Not Rated	2.97

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 8/31/08
Security	Percentage of Net Assets
Russian Federation, 7.50%, 03/31/30	11.28%

Colombia (Republic of), 7.38%, 01/27/17	4.79

Peru (Republic of), 8.38%, 05/03/16	4.64

Turkey (Republic of), 7.25%, 03/15/15	4.34

South Africa (Republic of), 7.38%, 04/25/12	4.19

Turkey (Republic of), 6.88%, 03/17/36	4.09

Brazil (Federative Republic of), 8.00%, 01/15/18	3.96

Philippines (Republic of), 6.38%, 01/15/32	3.91

Brazil (Federative Republic of), 7.13%, 01/20/37	3.50

Venezuela (Republic of), 9.25%, 09/15/27	3.49

TOTAL	48.19%

2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

10

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2008 to August 31, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (3/1/08)	Ending Account Value (8/31/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (3/1/08 to 8/31/08)
Lehman 1-3 Year Credit
Actual	$1,000.00	$ 997.20	0.20%	$1.01
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Lehman Intermediate Credit
Actual	1,000.00	985.70	0.20	1.00
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Lehman Credit
Actual	1,000.00	984.30	0.20	1.00
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Lehman Intermediate Government/Credit
Actual	1,000.00	995.90	0.20	1.01
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02

SHAREHOLDER EXPENSES	11

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Bond Fund	Beginning Account Value (3/1/08)	Ending Account Value (8/31/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (3/1/08 to 8/31/08)
Lehman Government/Credit
Actual	$1,000.00	$ 996.10	0.20%	$1.01
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Lehman MBS
Actual	1,000.00	1,007.60	0.25	1.27
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28
Lehman Aggregate
Actual	1,000.00	999.60	0.20	1.01
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
iBoxx $ High Yield Corporate
Actual	1,000.00	999.70	0.50	2.52
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.50	2.55
iBoxx $ Investment Grade Corporate
Actual	1,000.00	981.90	0.15	0.75
Hypothetical (5% return before expenses)	1,000.00	1024.40	0.15	0.77
JPMorgan USD Emerging Markets
Actual	1,000.00	1,005.00	0.60	3.03
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.60	3.06

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

12	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 1-3 YEAR CREDIT BOND FUND

August 31, 2008

Security	Principal	Value
CORPORATE BONDS & NOTES – 93.04%

AEROSPACE & DEFENSE – 0.57%
Northrop Grumman Corp.
7.13%, 02/15/11	$3,135,000	$3,300,312

		3,300,312

AUTO MANUFACTURERS – 1.49%
Daimler Finance
North America LLC
5.88%, 03/15/11	8,550,000	8,560,548

		8,560,548

BANKS – 21.22%
Asia Development Bank
4.38%, 09/17/10	5,700,000	5,841,189
Bank of America Corp.
4.50%, 08/01/10	11,970,000	12,053,927
5.38%, 08/15/11	2,850,000	2,889,046
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
8.40%, 04/15/10	7,125,000	7,512,797
Bank One Corp.
7.88%, 08/01/10	5,700,000	6,026,164
Deutsche Bank AG London
5.00%, 10/12/10	4,845,000	4,891,724
KfW
3.25%, 02/15/11	15,675,000	15,691,301
KfW Series G
5.00%, 06/01/10	17,385,000	17,964,441
Landwirtschaftliche Rentenbank
5.25%, 07/15/11	5,130,000	5,401,377
Oesterreichische Kontrollbank AG
4.25%, 10/06/10	3,990,000	4,096,653
Royal Bank of Canada
4.13%, 01/26/10	5,700,000	5,704,503
State Street Capital Trust III
8.25%, 03/15/11	1,425,000	1,410,750
UBS Preferred Funding Trust I
8.62%, 10/01/10	2,850,000	2,735,732
US Bank N.A.
6.38%, 08/01/11	5,700,000	5,985,523
USB Capital IX
6.19%, 04/15/11	1,425,000	954,750

Security	Principal	Value
Wachovia Bank N.A.
7.80%, 08/18/10	$3,990,000	$4,042,797
Wachovia Capital Trust III
5.80%, 03/15/11	3,135,000	1,677,225
Wells Fargo & Co.
4.20%, 01/15/10	10,830,000	10,884,956
Wells Fargo Bank N.A.
6.45%, 02/01/11	5,985,000	6,246,257

		122,011,112

BEVERAGES – 0.55%
Diageo Capital PLC
4.38%, 05/03/10	3,135,000	3,158,020

		3,158,020

BIOTECHNOLOGY – 0.25%
Amgen Inc.
4.00%, 11/18/09	1,425,000	1,431,411

		1,431,411

CHEMICALS – 1.07%
Dow Chemical Co. (The)
6.13%, 02/01/11	3,135,000	3,223,475
E.I. du Pont de Nemours and Co.
6.88%, 10/15/09	2,850,000	2,949,556

		6,173,031

COMMERCIAL SERVICES – 0.34%
R.R. Donnelley & Sons Co.
4.95%, 05/15/10	1,995,000	1,970,390

		1,970,390

COMPUTERS – 0.50%
International Business
Machines Corp.
4.25%, 09/15/09	2,850,000	2,890,117

		2,890,117

COSMETICS & PERSONAL CARE – 0.77%
Procter & Gamble Co. (The)
6.88%, 09/15/09	4,275,000	4,427,784

		4,427,784

DIVERSIFIED FINANCIAL SERVICES – 25.53%
American Express Credit Corp.
5.00%, 12/02/10	4,275,000	4,180,144
Bear Stearns Companies Inc. (The)
4.50%, 10/28/10	5,415,000	5,352,954

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 1-3 YEAR CREDIT BOND FUND

August 31, 2008

Security	Principal	Value
Boeing Capital Corp.
7.38%, 09/27/10	$4,275,000	$4,588,634
Capital One Bank
5.75%, 09/15/10	1,425,000	1,409,799
Caterpillar Financial Services Corp.
4.30%, 06/01/10	3,990,000	4,035,817
CIT Group Inc.
5.60%, 04/27/11	5,415,000	4,440,300
Citigroup Inc.
4.63%, 08/03/10	2,850,000	2,840,115
6.50%, 01/18/11	9,120,000	9,326,162
Countrywide Home Loans Inc.
4.13%, 09/15/09	5,130,000	4,899,150
Credit Suisse First Boston USA Inc.
4.88%, 08/15/10	7,410,000	7,438,722
General Electric Capital Corp.
4.88%, 10/21/10	11,970,000	12,265,060
5.25%, 10/27/09	8,550,000	8,750,432
HSBC Finance Corp.
4.13%, 11/16/09[a]	3,705,000	3,675,154
5.25%, 01/14/11	9,690,000	9,648,773
International Lease Finance Corp.
5.45%, 03/24/11	10,830,000	9,903,871
JPMorgan Chase & Co.
6.75%, 02/01/11	5,130,000	5,323,339
Lehman Brothers Holdings Inc.
5.00%, 01/14/11	7,410,000	7,018,407
Merrill Lynch & Co. Inc.
5.77%, 07/25/11	4,275,000	4,093,509
Morgan Stanley
4.00%, 01/15/10	4,560,000	4,437,580
5.05%, 01/21/11	3,990,000	3,857,567
6.75%, 04/15/11	4,845,000	4,865,124
SLM Corp.
5.45%, 04/25/11	2,565,000	2,321,325
Svensk Exportkredit AB
4.50%, 09/27/10	12,540,000	12,867,169
Textron Financial Corp.
6.00%, 11/20/09	5,700,000	5,771,892

Security	Principal	Value
Toyota Motor Credit Corp.
4.25%, 03/15/10	$3,420,000	$3,452,225

		146,763,224

ELECTRIC – 2.08%
DTE Energy Co.
7.05%, 06/01/11	1,425,000	1,472,398
Exelon Generation Co. LLC
6.95%, 06/15/11	3,135,000	3,228,615
Pacific Gas and Electric Co.
4.20%, 03/01/11	3,420,000	3,396,734
PSEG Power LLC
7.75%, 04/15/11	1,710,000	1,801,722
Wisconsin Energy Corp.
6.50%, 04/01/11	1,995,000	2,073,886

		11,973,355

FOOD – 2.24%
Kraft Foods Inc.
4.13%, 11/12/09	5,700,000	5,683,966
Safeway Inc.
7.50%, 09/15/09	2,850,000	2,932,419
Unilever Capital Corp.
7.13%, 11/01/10	3,990,000	4,274,839

		12,891,224

GAS – 0.94%
KeySpan Corp.
7.63%, 11/15/10	2,850,000	3,020,336
Sempra Energy
7.95%, 03/01/10	2,280,000	2,395,780

		5,416,116

HAND & MACHINE TOOLS – 0.15%
Stanley Works Capital Trust I (The)
5.90%, 12/01/10	1,140,000	889,200

		889,200

HEALTH CARE - SERVICES – 0.49%
WellPoint Inc.
5.00%, 01/15/11	2,850,000	2,823,461

		2,823,461

INSURANCE – 2.36%
Allstate Corp. (The)
7.20%, 12/01/09	2,850,000	2,952,304

14	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 1-3 YEAR CREDIT BOND FUND

August 31, 2008

Security	Principal	Value
Berkshire Hathaway Finance Corp.
4.13%, 01/15/10[a]	$8,550,000	$8,641,989
ING Capital Funding Trust III
8.44%, 12/31/10	1,995,000	1,979,134

		13,573,427

MANUFACTURING – 0.42%
Honeywell International Inc.
7.50%, 03/01/10	2,280,000	2,413,382

		2,413,382

MEDIA – 3.21%
Comcast Cable
Communications Inc.
6.75%, 01/30/11	4,845,000	5,016,269
Cox Communications Inc.
4.63%, 01/15/10	4,275,000	4,255,768
Time Warner Inc.
6.75%, 04/15/11	1,710,000	1,745,900
Viacom Inc.
5.75%, 04/30/11	4,560,000	4,513,089
7.70%, 07/30/10	2,850,000	2,935,425

		18,466,451

MINING – 0.25%
Alcoa Inc.
6.50%, 06/01/11	1,425,000	1,445,499

		1,445,499

MULTI-NATIONAL – 7.41%
European Investment Bank
2.63%, 05/16/11	15,675,000	15,493,641
4.00%, 03/03/10	19,095,000	19,474,036
4.63%, 09/15/10	1,710,000	1,768,875
Nordic Investment Bank
4.50%, 09/13/10	5,700,000	5,883,597

		42,620,149

OFFICE & BUSINESS EQUIPMENT – 0.53%
Xerox Corp.
6.88%, 08/15/11	2,850,000	3,017,979

		3,017,979

OIL & GAS – 4.23%
Anadarko Finance Co.
6.75%, 05/01/11	2,850,000	2,914,245

Security	Principal	Value
BP Capital Markets PLC
4.88%, 03/15/10[a]	$2,850,000	$2,909,714
ConocoPhillips
8.75%, 05/25/10	5,700,000	6,180,025
Enterprise Products Operating LP Series B
4.63%, 10/15/09	4,275,000	4,263,747
Hess Corp.
6.65%, 08/15/11	3,420,000	3,580,737
Shell International Finance BV
5.63%, 06/27/11	4,275,000	4,490,945

		24,339,413

OIL & GAS SERVICES – 0.67%
Halliburton Co.
5.50%, 10/15/10	3,705,000	3,823,368

		3,823,368

PHARMACEUTICALS – 0.89%
Abbott Laboratories
5.60%, 05/15/11	2,565,000	2,681,094
Wyeth
6.95%, 03/15/11	2,280,000	2,415,320

		5,096,414

PIPELINES – 0.98%
CenterPoint Energy Resources Corp.
7.75%, 02/15/11	1,995,000	2,094,818
Duke Capital LLC
7.50%, 10/01/09	1,710,000	1,757,815
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	1,710,000	1,753,017

		5,605,650

REAL ESTATE INVESTMENT TRUSTS – 1.17%
iStar Financial Inc.
5.80%, 03/15/11	1,425,000	1,125,750
ProLogis
5.25%, 11/15/10	2,850,000	2,799,627
Simon Property Group LP
5.38%, 06/01/11	2,850,000	2,821,424

		6,746,801

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 1-3 YEAR CREDIT BOND FUND

August 31, 2008

Security	Principal	Value
RETAIL – 2.14%
CVS Caremark Corp.
5.75%, 08/15/11	$2,850,000	$2,914,199
Home Depot Inc.
3.75%, 09/15/09	2,280,000	2,255,663
5.20%, 03/01/11	1,710,000	1,691,481
Target Corp.
6.35%, 01/15/11	2,850,000	2,962,592
Tricon Global Restaurants Inc.
8.88%, 04/15/11	2,280,000	2,458,326

		12,282,261

SAVINGS & LOANS – 0.39%
Washington Mutual Bank
6.88%, 06/15/11	1,425,000	983,250
Washington Mutual Inc.
4.20%, 01/15/10	1,710,000	1,231,200

		2,214,450

SOFTWARE – 0.66%
Oracle Corp.
5.00%, 01/15/11	3,705,000	3,803,030

		3,803,030

TELECOMMUNICATIONS – 9.28%
AT&T Wireless Services Inc.
7.88%, 03/01/11	7,410,000	7,901,154
Cisco Systems Inc.
5.25%, 02/22/11	3,990,000	4,123,418
Deutsche Telekom
International Finance AG
8.50%, 06/15/10	6,555,000	6,957,835
France Telecom SA
7.75%, 03/01/11	4,275,000	4,561,458
GTE California Inc.
6.70%, 09/01/09	2,850,000	2,907,453
Rogers Wireless Inc.
9.63%, 05/01/11	1,425,000	1,567,500
Telecom Italia Capital SA
6.20%, 07/18/11	4,275,000	4,294,638
Telefonica Emisones SAU
5.98%, 06/20/11	4,275,000	4,336,434
Telefonos de Mexico SAB de CV
4.75%, 01/27/10	2,850,000	2,862,025

Security	Shares or Principal	Value
TELUS Corp.
8.00%, 06/01/11	$ 2,850,000	$3,035,103
Verizon Global Funding Corp.
7.25%, 12/01/10	4,560,000	4,828,648
Vodafone Group PLC
7.75%, 02/15/10	5,700,000	5,960,946

		53,336,612

TRANSPORTATION – 0.26%
Union Pacific Corp.
6.65%, 01/15/11	1,425,000	1,474,597

		1,474,597

TOTAL CORPORATE BONDS & NOTES (Cost: $537,890,270)		534,938,788

FOREIGN GOVERNMENT BONDS & NOTES[b] – 5.06%
Brazil (Federative Republic of)
9.25%, 10/22/10	5,700,000	6,327,000
Hydro-Quebec
6.30%, 05/11/11	4,275,000	4,572,679
Ontario (Province of)
2.75%, 02/22/11	6,270,000	6,193,921
Quebec (Province of)
6.13%, 01/22/11	3,705,000	3,920,518
United Mexican States
8.38%, 01/14/11	7,410,000	8,097,771

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $29,196,635)		29,111,889

SHORT-TERM INVESTMENTS – 2.64%

MONEY MARKET FUNDS – 2.64%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 2.57%[c,d]	2,692,786	2,692,786
BGI Cash Premier Fund LLC 2.63%[c,d,e]	12,472,310	12,472,310

		15,165,096

TOTAL SHORT-TERM INVESTMENTS (Cost: $15,165,096)		15,165,096

16	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN 1-3 YEAR CREDIT BOND FUND

August 31, 2008

Value
TOTAL INVESTMENTS IN SECURITIES – 100.74% (Cost: $582,252,001)	$579,215,773

Other Assets, Less Liabilities – (0.74)%	(4,268,641)

NET ASSETS – 100.00%	$574,947,132

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Investments are denominated in U.S. dollars.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® LEHMAN INTERMEDIATE CREDIT BOND FUND

August 31, 2008

Security	Principal	Value
CORPORATE BONDS & NOTES – 91.41%

AGRICULTURE – 0.70%
Philip Morris International Inc.
5.65%, 05/16/18	$1,500,000	$1,468,608
Reynolds American Inc.
6.75%, 06/15/17	600,000	589,602

		2,058,210

AUTO MANUFACTURERS – 0.51%
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	1,500,000	1,495,195

		1,495,195

BANKS – 15.90%
American Express Bank FSB
5.55%, 10/17/12	2,250,000	2,156,208
Bank of America Corp.
4.50%, 08/01/10	3,570,000	3,595,031
4.88%, 01/15/13	5,250,000	5,099,750
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12	1,500,000	1,501,536
Capital One Financial Corp.
5.70%, 09/15/11	1,500,000	1,405,771
Deutsche Bank AG London
6.00%, 09/01/17	2,250,000	2,255,373
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	750,000	728,757
KfW
4.25%, 06/15/10	9,000,000	9,207,901
Landwirtschaftliche
Rentenbank Series G
5.00%, 11/08/16	2,700,000	2,845,530
National City Corp.
4.90%, 01/15/15	600,000	399,000
Oesterreichische Kontrollbank AG
4.75%, 10/16/12	1,500,000	1,561,290
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	1,500,000	1,401,529
UBS AG Stamford
5.88%, 12/20/17	1,500,000	1,443,710
US Bank N.A.
4.80%, 04/15/15	3,000,000	2,834,360

Security	Principal	Value
Wachovia Bank N.A.
4.88%, 02/01/15	$3,000,000	$2,540,995
Wachovia Corp.
5.30%, 10/15/11	1,500,000	1,406,705
Wells Fargo & Co.
4.88%, 01/12/11	6,450,000	6,543,678

		46,927,124

BEVERAGES – 1.60%
Anheuser-Busch Companies Inc.
5.50%, 01/15/18	1,200,000	1,119,420
Bottling Group LLC
5.50%, 04/01/16	600,000	606,812
Diageo Finance BV
5.30%, 10/28/15	1,500,000	1,467,997
PepsiCo Inc.
4.65%, 02/15/13	1,500,000	1,525,877

		4,720,106

BIOTECHNOLOGY – 0.51%
Amgen Inc.
4.00%, 11/18/09	1,500,000	1,506,749

		1,506,749

BUILDING MATERIALS – 0.46%
CRH America Inc.
5.30%, 10/15/13	750,000	693,688
Masco Corp.
6.13%, 10/03/16	750,000	654,583

		1,348,271

CHEMICALS – 0.98%
Dow Chemical Co. (The)
6.00%, 10/01/12	600,000	615,856
E.I. du Pont de Nemours and Co.
4.13%, 04/30/10	750,000	755,500
5.00%, 01/15/13	750,000	756,672
Praxair Inc.
5.25%, 11/15/14	750,000	749,336

		2,877,364

COMMERCIAL SERVICES – 0.68%
McKesson Corp.
5.70%, 03/01/17	750,000	727,178
R.R. Donnelley & Sons Co.
6.13%, 01/15/17	750,000	682,081

18	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN INTERMEDIATE CREDIT BOND FUND

August 31, 2008

Security	Principal	Value
Western Union Co.
5.40%, 11/17/11	$600,000	$600,460

		2,009,719

COMPUTERS – 0.52%
International Business Machines Corp.
4.75%, 11/29/12	1,500,000	1,536,323

		1,536,323

DIVERSIFIED FINANCIAL SERVICES – 23.67%
American Express Co.
4.88%, 07/15/13	750,000	685,940
6.80%, 09/01/16	600,000	528,490
Bear Stearns Companies Inc. (The)
4.55%, 06/23/10	750,000	743,357
5.70%, 11/15/14	1,500,000	1,434,538
7.25%, 02/01/18	750,000	774,952
Boeing Capital Corp.
6.10%, 03/01/11	1,050,000	1,100,164
CIT Group Inc.
5.85%, 09/15/16	1,650,000	1,188,000
Citigroup Inc.
6.13%, 11/21/17	2,700,000	2,529,717
Countrywide Financial Corp.
5.80%, 06/07/12	900,000	819,000
Credit Suisse (USA) Inc.
5.38%, 03/02/16	2,250,000	2,125,099
Credit Suisse Guernsey Ltd.
5.86%, 05/15/17	750,000	609,210
General Electric Capital Corp.
4.13%, 09/01/09	9,000,000	9,084,473
5.00%, 01/08/16	4,500,000	4,361,055
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	3,000,000	2,824,714
6.15%, 04/01/18	3,900,000	3,732,491
Household Finance Corp.
6.38%, 11/27/12	1,500,000	1,536,314
HSBC Finance Corp.
5.50%, 01/19/16	4,500,000	4,376,085
John Deere Capital Corp.
7.00%, 03/15/12	600,000	648,131
JPMorgan Chase & Co.
5.75%, 01/02/13	6,000,000	5,960,773

Security	Principal	Value
Lehman Brothers Holdings Inc.
5.50%, 04/04/16	$1,800,000	$1,569,242
5.75%, 07/18/11	3,000,000	2,864,396
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	3,000,000	2,683,589
6.88%, 04/25/18	1,950,000	1,796,114
Morgan Stanley
4.75%, 04/01/14	2,400,000	2,106,691
5.75%, 10/18/16	1,500,000	1,345,115
6.63%, 04/01/18	1,500,000	1,385,737
6.75%, 04/15/11	2,100,000	2,108,723
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	1,500,000	1,596,230
Rio Tinto Finance USA Ltd.
6.50%, 07/15/18	2,400,000	2,410,797
SLM Corp.
5.00%, 10/01/13	1,350,000	1,093,500
Svensk Exportkredit AB
4.50%, 09/27/10	2,250,000	2,308,703
Toyota Motor Credit Corp.
4.25%, 03/15/10	1,500,000	1,514,134

		69,845,474

ELECTRIC – 5.35%
Constellation Energy Group Inc.
4.55%, 06/15/15	1,500,000	1,295,484
Dominion Resources Inc.
5.15%, 07/15/15	1,500,000	1,439,917
Duke Capital LLC
6.25%, 02/15/13	1,500,000	1,527,840
Duke Energy Corp.
6.25%, 01/15/12	600,000	626,357
Exelon Corp.
4.90%, 06/15/15	1,500,000	1,395,863
Exelon Generation Co. LLC
5.35%, 01/15/14	1,500,000	1,441,362
Florida Power Corp.
5.65%, 06/15/18	1,500,000	1,537,806
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	1,500,000	1,487,364
National Grid PLC
6.30%, 08/01/16	1,500,000	1,503,107

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN INTERMEDIATE CREDIT BOND FUND

August 31, 2008

Security	Principal	Value
Pacific Gas and Electric Co.
4.80%, 03/01/14	$3,000,000	$2,927,103
TXU Electric Delivery Co.
6.38%, 01/15/15	600,000	601,798

		15,784,001

ELECTRONICS – 0.35%
Koninklijke Philips Electronics NV
5.75%, 03/11/18	1,050,000	1,037,470

		1,037,470

FOOD – 2.56%
General Mills Inc.
6.00%, 02/15/12	600,000	617,453
Kraft Foods Inc.
6.00%, 02/11/13	2,100,000	2,139,108
Kroger Co. (The)
6.80%, 04/01/11	750,000	778,236
Safeway Inc.
7.50%, 09/15/09	3,000,000	3,086,756
Sara Lee Corp.
6.25%, 09/15/11	450,000	460,314
Unilever Capital Corp.
7.13%, 11/01/10	450,000	482,125

		7,563,992

FOREST PRODUCTS & PAPER – 0.26%
Weyerhaeuser Co.
6.75%, 03/15/12	750,000	771,977

		771,977

HEALTH CARE - PRODUCTS – 0.37%
Johnson & Johnson
5.15%, 08/15/12	1,050,000	1,104,710

		1,104,710

HEALTH CARE - SERVICES – 0.69%
UnitedHealth Group Inc.
4.88%, 03/15/15	600,000	551,251
WellPoint Inc.
5.00%, 01/15/11	1,500,000	1,486,032

		2,037,283

HOLDING COMPANIES - DIVERSIFIED – 0.07%
Capmark Financial Group Inc.
6.30%, 05/10/17	360,000	217,800

		217,800

Security	Principal	Value
HOUSEHOLD PRODUCTS & WARES – 0.50%
Fortune Brands Inc.
5.13%, 01/15/11	$1,500,000	$1,473,835

		1,473,835

INSURANCE – 3.76%
Allstate Corp. (The)
5.00%, 08/15/14	750,000	719,566
American International Group Inc.
5.60%, 10/18/16	2,550,000	2,166,525
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	1,200,000	1,195,688
Genworth Financial Inc.
6.15%, 11/15/16	1,500,000	1,060,849
ING Capital Funding Trust III
8.44%, 12/31/10	1,050,000	1,041,649
Lincoln National Corp.
7.00%, 05/17/16	750,000	648,403
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	1,500,000	1,488,144
MetLife Inc.
5.00%, 06/15/15	1,500,000	1,412,010
Prudential Financial Inc.
5.10%, 12/14/11	900,000	883,399
XL Capital Ltd. Series E
6.50%, 04/15/17	750,000	487,500

		11,103,733

LODGING – 0.14%
Marriott International Inc. Series J
5.63%, 02/15/13	450,000	420,601

		420,601

MACHINERY – 0.78%
Caterpillar Inc.
5.70%, 08/15/16	2,250,000	2,305,492

		2,305,492

MANUFACTURING – 1.03%
General Electric Co.
5.00%, 02/01/13	3,000,000	3,038,895

		3,038,895

MEDIA – 3.98%
AOL Time Warner Inc.
6.88%, 05/01/12	1,500,000	1,538,960

20	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN INTERMEDIATE CREDIT BOND FUND

August 31, 2008

Security	Principal	Value
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	$3,000,000	$3,320,566
Cox Communications Inc.
4.63%, 01/15/10	1,500,000	1,493,252
News America Inc.
5.30%, 12/15/14	1,500,000	1,471,209
Time Warner Cable Inc.
5.40%, 07/02/12	600,000	594,420
5.85%, 05/01/17	600,000	570,391
Viacom Inc.
6.25%, 04/30/16	750,000	714,196
6.63%, 05/15/11	450,000	450,538
Walt Disney Co. (The)
6.38%, 03/01/12	1,500,000	1,601,612

		11,755,144

MINING – 1.32%
Alcoa Inc.
5.55%, 02/01/17	360,000	331,163
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	3,000,000	2,966,739
Vale Overseas Ltd.
6.25%, 01/23/17	600,000	598,199

		3,896,101

MULTI-NATIONAL – 4.25%
European Investment Bank
4.63%, 05/15/14[a]	9,000,000	9,345,330
Inter-American Development Bank
5.13%, 09/13/16	3,000,000	3,193,170

		12,538,500

OFFICE & BUSINESS EQUIPMENT – 0.54%
Xerox Corp.
6.88%, 08/15/11	1,500,000	1,588,410

		1,588,410

OIL & GAS – 2.99%
Anadarko Petroleum Corp.
5.95%, 09/15/16	1,500,000	1,461,219
Apache Corp.
5.25%, 04/15/13	600,000	611,769
Conoco Funding Co.
6.35%, 10/15/11	3,000,000	3,175,854

Security	Principal	Value
Devon Financing Corp. ULC
6.88%, 09/30/11	$750,000	$794,680
Enterprise Products Operating LP
5.60%, 10/15/14	1,800,000	1,739,730
Valero Energy Corp.
6.13%, 06/15/17	300,000	285,486
XTO Energy Inc.
6.25%, 04/15/13	750,000	767,389

		8,836,127

OIL & GAS SERVICES – 0.21%
Weatherford International Inc.
6.35%, 06/15/17	600,000	605,338

		605,338

PHARMACEUTICALS – 2.65%
Abbott Laboratories
5.60%, 11/30/17	750,000	763,725
AmerisourceBergen Corp.
5.88%, 09/15/15	360,000	351,091
AstraZeneca PLC
5.40%, 09/15/12	1,500,000	1,548,162
Cardinal Health Inc.
5.80%, 10/15/16	600,000	579,799
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	1,500,000	1,507,046
Wyeth
5.50%, 02/01/14	3,000,000	3,055,275

		7,805,098

PIPELINES – 0.26%
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	750,000	768,867

		768,867

REAL ESTATE – 0.41%
ERP Operating LP
5.13%, 03/15/16	750,000	664,027
5.75%, 06/15/17	600,000	543,468

		1,207,495

REAL ESTATE INVESTMENT TRUSTS – 1.43%
Boston Properties LP
6.25%, 01/15/13	1,050,000	1,057,041
iStar Financial Inc.
5.88%, 03/15/16	480,000	336,000

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN INTERMEDIATE CREDIT BOND FUND

August 31, 2008

Security	Principal	Value
ProLogis
5.63%, 11/15/16	$900,000	$792,053
Simon Property Group LP
5.25%, 12/01/16	600,000	541,405
5.60%, 09/01/11	1,500,000	1,493,037

		4,219,536

RETAIL – 2.18%
Costco Wholesale Corp.
5.30%, 03/15/12	450,000	460,602
CVS Caremark Corp.
6.30%, 06/01/12	750,000	636,563
Federated Retail Holdings Inc.
5.90%, 12/01/16	1,050,000	900,585
Home Depot Inc.
5.40%, 03/01/16	1,500,000	1,356,482
Target Corp.
5.88%, 03/01/12	1,500,000	1,550,377
Wal-Mart Stores Inc.
4.55%, 05/01/13	1,500,000	1,520,645

		6,425,254

SAVINGS & LOANS – 0.25%
Washington Mutual Inc.
5.25%, 09/15/17	1,200,000	726,000

		726,000

SOFTWARE – 0.75%
Oracle Corp.
5.25%, 01/15/16	2,250,000	2,227,485

		2,227,485

TELECOMMUNICATIONS – 7.68%
AT&T Inc.
5.50%, 02/01/18	1,200,000	1,172,792
AT&T Wireless Services Inc.
7.88%, 03/01/11	1,500,000	1,599,424
Cisco Systems Inc.
5.50%, 02/22/16	3,000,000	3,033,760
Deutsche Telekom International Finance AG
8.50%, 06/15/10	1,500,000	1,592,182
Embarq Corp.
7.08%, 06/01/16	1,500,000	1,399,620
France Telecom SA
7.75%, 03/01/11	1,500,000	1,600,512

Security	Principal	Value
Qwest Corp.
8.88%, 03/15/12	$900,000	$904,653
Rogers Wireless Inc.
6.38%, 03/01/14	750,000	760,027
SBC Communications Inc.
5.88%, 02/01/12	3,000,000	3,074,674
Telecom Italia Capital SA
4.00%, 01/15/10	1,500,000	1,476,108
Telefonica Europe BV
7.75%, 09/15/10	1,500,000	1,587,498
Verizon Communications Inc.
6.10%, 04/15/18[a]	3,000,000	2,989,934
Vodafone Group PLC
5.75%, 03/15/16	1,500,000	1,469,015

		22,660,199

TEXTILES – 0.35%
Mohawk Industries Inc.
6.13%, 01/15/16	1,140,000	1,033,420

		1,033,420

TRANSPORTATION – 0.77%
Burlington Northern Santa Fe Corp.
5.75%, 03/15/18	750,000	743,726
CSX Corp.
6.75%, 03/15/11	1,500,000	1,528,874

		2,272,600

TOTAL CORPORATE BONDS & NOTES
(Cost: $274,810,644)		269,749,898

FOREIGN GOVERNMENT BONDS & NOTES[b] – 5.80%
Italy (Republic of)
4.50%, 01/21/15	7,050,000	7,176,477
Brazil (Federative Republic of)
8.00%, 01/15/18	3,300,000	3,684,450
Quebec (Province of)
5.00%, 03/01/16	3,000,000	3,097,421
United Mexican States
6.38%, 01/16/13	3,000,000	3,167,230

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $17,094,703)		17,125,578

22	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN INTERMEDIATE CREDIT BOND FUND

August 31, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 3.57%

MONEY MARKET FUNDS – 3.57%
Barclays Global Investors Funds
Prime Money Market
Fund, Institutional Shares
2.57%[c,d]	3,650,417	$3,650,417
BGI Cash Premier Fund LLC
2.63%[c,d,e]	6,871,800	6,871,800

		10,522,217

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,522,217)		10,522,217

TOTAL INVESTMENTS IN SECURITIES – 100.78% (Cost: $302,427,564)		297,397,693

Other Assets, Less Liabilities – (0.78)%		(2,289,420)

NET ASSETS – 100.00%		$295,108,273

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Investments are denominated in U.S. dollars.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® LEHMAN CREDIT BOND FUND

August 31, 2008

Security	Principal	Value
CORPORATE BONDS & NOTES – 89.30%

AEROSPACE & DEFENSE – 0.46%
Lockheed Martin Corp.
6.15%, 09/01/36	$180,000	$174,038
United Technologies Corp.
6.05%, 06/01/36	225,000	223,301

		397,339

AGRICULTURE – 0.23%
Archer-Daniels-Midland Co.
5.38%, 09/15/35	135,000	112,704
Reynolds American Inc.
7.25%, 06/15/37	90,000	86,772

		199,476

AUTO MANUFACTURERS – 1.03%
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	900,000	897,117

		897,117

BANKS – 13.27%
BAC Capital Trust XI
6.63%, 05/23/36	450,000	403,962
Bank of America Corp.
4.50%, 08/01/10	765,000	770,364
4.88%, 01/15/13	450,000	437,121
5.75%, 12/01/17	450,000	421,845
BB&T Capital Trust II
6.75%, 06/07/36	180,000	129,743
Capital One Financial Corp.
5.70%, 09/15/11	450,000	421,731
Deutsche Bank AG London
5.38%, 10/12/12	450,000	450,864
HSBC Bank USA Inc.
3.88%, 09/15/09	900,000	896,014
HSBC Holdings PLC
6.50%, 09/15/37	315,000	289,860
KfW
4.25%, 06/15/10	225,000	230,197
5.13%, 03/14/16	1,350,000	1,428,772
Landwirtschaftliche
Rentenbank Series G
5.00%, 11/08/16	450,000	474,255

Security	Principal	Value
National City Corp.
4.90%, 01/15/15	$180,000	$119,700
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	900,000	840,917
US Bank N.A.
4.80%, 04/15/15	900,000	850,308
Wachovia Bank N.A.
4.88%, 02/01/15	450,000	381,149
Wachovia Capital Trust III
5.80%, 03/15/11	180,000	96,300
Wachovia Corp.
5.30%, 10/15/11	675,000	633,017
Wells Fargo & Co.
4.20%, 01/15/10	450,000	452,283
4.88%, 01/12/11	1,800,000	1,826,143

		11,554,545

BEVERAGES – 0.85%
Anheuser-Busch Companies Inc.
6.45%, 09/01/37	180,000	164,554
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	135,000	163,604
Diageo Capital PLC
5.88%, 09/30/36	180,000	166,511
Pepsi Bottling Group Inc.
7.00%, 03/01/29	225,000	249,751

		744,420

BIOTECHNOLOGY – 0.38%
Amgen Inc.
4.00%, 11/18/09	234,000	235,053
Genentech Inc.
5.25%, 07/15/35	108,000	94,195

		329,248

BUILDING MATERIALS – 0.48%
CRH America Inc.
5.30%, 10/15/13	450,000	416,213

		416,213

CHEMICALS – 0.78%
Dow Chemical Co. (The)
6.00%, 10/01/12	495,000	508,081
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16	180,000	175,673

		683,754

24	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN CREDIT BOND FUND

August 31, 2008

Security	Principal	Value
COMMERCIAL SERVICES – 0.41%
McKesson Corp.
5.70%, 03/01/17	$135,000	$130,892
Western Union Co.
5.40%, 11/17/11	225,000	225,172

		356,064

COMPUTERS – 0.69%
International Business
Machines Corp.
4.75%, 11/29/12	585,000	599,166

		599,166

COSMETICS & PERSONAL CARE – 0.12%
Procter & Gamble Co. (The)
5.55%, 03/05/37	108,000	104,607

		104,607

DIVERSIFIED FINANCIAL SERVICES – 20.29%
American Express Co.
6.80%, 09/01/16	180,000	158,547
American Express Credit Corp.
5.00%, 12/02/10	630,000	616,021
American General Finance Corp.
5.38%, 10/01/12	900,000	761,230
Associates Corp. of North America
6.95%, 11/01/18	675,000	688,941
Bear Stearns Companies Inc. (The)
4.55%, 06/23/10	180,000	178,406
5.70%, 11/15/14	450,000	430,361
Boeing Capital Corp.
6.10%, 03/01/11	315,000	330,049
CIT Group Inc.
5.85%, 09/15/16	540,000	388,800
Citigroup Inc.
4.13%, 02/22/10	675,000	670,337
6.00%, 10/31/33	675,000	550,960
Countrywide Financial Corp.
5.80%, 06/07/12	270,000	245,700
Credit Suisse (USA) Inc.
5.38%, 03/02/16	495,000	467,522
General Electric Capital Corp.
5.00%, 01/08/16	1,350,000	1,308,316
6.75%, 03/15/32	630,000	636,970

Security	Principal	Value
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	$684,000	$644,035
6.35%, 02/15/34	450,000	377,748
6.75%, 10/01/37	675,000	604,049
HSBC Finance Corp.
5.50%, 01/19/16	1,125,000	1,094,021
International Lease Finance Corp.
5.63%, 09/20/13	405,000	343,993
John Deere Capital Corp.
7.00%, 03/15/12	315,000	340,269
JPMorgan Chase & Co.
5.75%, 01/02/13	1,215,000	1,207,057
JPMorgan Chase Capital XV
5.88%, 03/15/35	720,000	565,205
Lehman Brothers Holdings Inc.
4.50%, 07/26/10[a]	720,000	681,528
6.88%, 07/17/37	360,000	295,517
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	585,000	523,300
6.40%, 08/28/17	810,000	732,083
Morgan Stanley
4.00%, 01/15/10	450,000	437,919
5.75%, 10/18/16	900,000	807,069
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	684,000	727,881
SLM Corp.
5.38%, 05/15/14	360,000	293,400
Svensk Exportkredit AB
4.50%, 09/27/10	540,000	554,089

		17,661,323

ELECTRIC – 7.01%
American Electric Power Co. Inc. Series C
5.38%, 03/15/10	225,000	227,344
Consolidated Edison Co. of New York Inc.
6.30%, 08/15/37	430,000	421,245
Constellation Energy Group Inc.
4.55%, 06/15/15	342,000	295,370
Dominion Resources Inc.
5.15%, 07/15/15	684,000	656,602

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN CREDIT BOND FUND

August 31, 2008

Security	Principal	Value
Duke Capital LLC
6.25%, 02/15/13	$342,000	$348,348
Duke Energy Corp.
6.25%, 01/15/12	225,000	234,884
Exelon Corp.
4.90%, 06/15/15	360,000	335,007
Exelon Generation Co. LLC
5.35%, 01/15/14	342,000	328,631
FirstEnergy Corp.
7.38%, 11/15/31	450,000	482,343
FPL Group Capital Inc.
5.63%, 09/01/11	225,000	232,535
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	450,000	433,700
Pacific Gas and Electric Co.
4.80%, 03/01/14	819,000	799,099
Progress Energy Inc.
7.10%, 03/01/11	684,000	718,665
Southern California Edison Co.
6.00%, 01/15/34	360,000	359,692
TXU Electric Delivery Co.
7.00%, 09/01/22	225,000	224,882

		6,098,347

ENVIRONMENTAL CONTROL – 0.10%
Waste Management Inc.
7.00%, 07/15/28	90,000	83,579

		83,579

FOOD – 1.44%
Kellogg Co. Series B
7.45%, 04/01/31	270,000	305,141
Kraft Foods Inc.
6.00%, 02/11/13	450,000	458,380
Kroger Co. (The)
5.50%, 02/01/13	225,000	226,558
Unilever Capital Corp.
5.90%, 11/15/32	270,000	261,332

		1,251,411

FOREST PRODUCTS & PAPER – 0.25%
Weyerhaeuser Co.
7.38%, 03/15/32	225,000	214,615

		214,615

Security	Principal	Value
HEALTH CARE - PRODUCTS – 0.54%
Johnson & Johnson
5.15%, 08/15/12	$450,000	$473,447

		473,447

HEALTH CARE - SERVICES – 1.02%
UnitedHealth Group Inc.
5.80%, 03/15/36	216,000	173,352
WellPoint Inc.
5.00%, 01/15/11	720,000	713,295

		886,647

HOLDING COMPANIES - DIVERSIFIED – 0.06%
Capmark Financial Group Inc.
6.30%, 05/10/17	90,000	54,450

		54,450

HOUSEHOLD PRODUCTS & WARES – 0.26%
Fortune Brands Inc.
5.13%, 01/15/11	234,000	229,918

		229,918

INSURANCE – 4.39%
Allstate Corp. (The)
5.55%, 05/09/35	450,000	380,826
American International Group Inc.
4.70%, 10/01/10	450,000	427,618
8.18%, 05/15/38[b]	360,000	273,613
Berkshire Hathaway Finance Corp.
4.13%, 01/15/10	765,000	773,231
Genworth Financial Inc.
6.15%, 11/15/16	225,000	159,127
ING Capital Funding Trust III
8.44%, 12/31/10	135,000	133,926
Lincoln National Corp.
7.00%, 05/17/16	225,000	194,521
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	450,000	446,443
MetLife Inc.
5.00%, 06/15/15	900,000	847,206
Prudential Financial Inc.
5.70%, 12/14/36	225,000	187,816

		3,824,327

MACHINERY – 1.06%
Caterpillar Inc.
5.70%, 08/15/16	900,000	922,197

		922,197

26	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN CREDIT BOND FUND

August 31, 2008

Security	Principal	Value
MANUFACTURING – 0.80%
General Electric Co.
5.25%, 12/06/17	$720,000	$693,589

		693,589

MEDIA – 5.18%
AOL Time Warner Inc.
6.88%, 05/01/12	360,000	369,350
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	684,000	757,089
Comcast Corp.
6.45%, 03/15/37	450,000	416,677
Cox Communications Inc.
4.63%, 01/15/10	360,000	358,380
News America Inc.
5.30%, 12/15/14	684,000	670,871
Time Warner Cable Inc.
6.55%, 05/01/37	135,000	124,461
Time Warner Inc.
7.70%, 05/01/32	450,000	452,079
Viacom Inc.
6.25%, 04/30/16	225,000	214,259
7.88%, 07/30/30	450,000	417,757
Walt Disney Co. (The)
6.38%, 03/01/12	684,000	730,335

		4,511,258

MINING – 1.41%
Alcoa Inc.
5.55%, 02/01/17	135,000	124,186
5.95%, 02/01/37	135,000	115,325
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	684,000	676,416
Vale Overseas Ltd.
6.25%, 01/23/17	315,000	314,055

		1,229,982

MULTI-NATIONAL – 2.47%
European Investment Bank
5.13%, 05/30/17	1,350,000	1,432,755
Inter-American Development Bank
5.13%, 09/13/16	675,000	718,463

		2,151,218

Security	Principal	Value
OFFICE & BUSINESS EQUIPMENT – 0.55%
Xerox Corp.
6.88%, 08/15/11	$450,000	$476,523

		476,523

OIL & GAS – 4.60%
Amerada Hess Corp.
7.13%, 03/15/33	108,000	114,759
Anadarko Petroleum Corp.
5.95%, 09/15/16	450,000	438,366
Apache Corp.
5.25%, 04/15/13	225,000	229,413
Canadian Natural Resources Ltd.
6.25%, 03/15/38	135,000	121,563
ConocoPhillips Holding Co.
6.95%, 04/15/29	900,000	988,332
Devon Energy Corp.
7.95%, 04/15/32	450,000	515,851
EnCana Corp.
6.50%, 02/01/38	270,000	254,649
Enterprise Products Operating LP
5.60%, 10/15/14	495,000	478,426
Nexen Inc.
6.40%, 05/15/37	135,000	121,114
Pemex Project Funding Master Trust
6.63%, 06/15/35	450,000	445,988
Valero Energy Corp.
7.50%, 04/15/32	225,000	215,267
XTO Energy Inc.
6.10%, 04/01/36	90,000	79,601

		4,003,329

OIL & GAS SERVICES – 0.16%
Weatherford International Inc.
6.35%, 06/15/17	135,000	136,201

		136,201

PHARMACEUTICALS – 3.05%
Abbott Laboratories
5.88%, 05/15/16	225,000	232,857
AmerisourceBergen Corp.
5.88%, 09/15/15	225,000	219,432
AstraZeneca PLC
5.90%, 09/15/17	360,000	373,634

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN CREDIT BOND FUND

August 31, 2008

Security	Principal	Value
Bristol-Myers Squibb Co.
5.88%, 11/15/36	$225,000	$212,833
Eli Lilly and Co.
5.55%, 03/15/37	180,000	170,024
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	540,000	544,910
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	225,000	204,183
Wyeth
5.50%, 02/01/14	684,000	696,603

		2,654,476

PIPELINES – 1.21%
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	315,000	291,807
6.75%, 03/15/11	135,000	138,396
ONEOK Partners LP
6.65%, 10/01/36	135,000	125,238
Southern Natural Gas Co.
5.90%, 04/01/17[b]	180,000	173,938
TransCanada PipeLines Ltd.
6.20%, 10/15/37	360,000	322,089

		1,051,468

REAL ESTATE – 0.37%
ERP Operating LP
5.75%, 06/15/17	360,000	326,081

		326,081

REAL ESTATE INVESTMENT TRUSTS – 0.58%
iStar Financial Inc.
5.88%, 03/15/16	144,000	100,800
ProLogis
5.63%, 11/15/16	225,000	198,013
Simon Property Group LP
5.10%, 06/15/15	225,000	207,729

		506,542
RETAIL – 2.94%
Costco Wholesale Corp.
5.50%, 03/15/17	180,000	180,417
CVS Caremark Corp.
6.13%, 08/15/16	135,000	134,239
Federated Retail Holdings Inc.
5.90%, 12/01/16	450,000	385,965

Security	Principal	Value
Home Depot Inc.
5.40%, 03/01/16	$450,000	$406,945
Target Corp.
6.35%, 11/01/32	360,000	338,600
Wal-Mart Stores Inc.
4.55%, 05/01/13	900,000	912,387
5.25%, 09/01/35	225,000	196,997

		2,555,550

SAVINGS & LOANS – 0.16%
Washington Mutual Inc.
5.25%, 09/15/17	225,000	136,125

		136,125

SOFTWARE – 0.51%
Oracle Corp.
5.25%, 01/15/16	450,000	445,497

		445,497

TELECOMMUNICATIONS – 8.72%
AT&T Inc.
6.30%, 01/15/38	135,000	127,170
AT&T Wireless Services Inc.
7.88%, 03/01/11	900,000	959,654
BellSouth Corp.
6.00%, 11/15/34	450,000	406,894
British Telecom PLC
9.13%, 12/15/30	180,000	215,727
Cisco Systems Inc.
5.50%, 02/22/16	234,000	236,633
Deutsche Telekom International Finance AG
8.50%, 06/15/10	585,000	620,951
8.75%, 06/15/30	135,000	149,742
Embarq Corp.
7.08%, 06/01/16	450,000	419,886
France Telecom SA
8.50%, 03/01/31	450,000	540,116
Qwest Corp.
6.88%, 09/15/33	45,000	32,968
8.88%, 03/15/12	180,000	180,931
Rogers Wireless Inc.
6.38%, 03/01/14	135,000	136,805
SBC Communications Inc.
5.88%, 02/01/12	900,000	922,402

28	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN CREDIT BOND FUND

August 31, 2008

Security	Principal	Value
Telecom Italia Capital SA
4.00%, 01/15/10	$630,000	$619,965
Telefonica Europe BV
8.25%, 09/15/30	450,000	516,260
Verizon Communications Inc.
5.55%, 02/15/16	450,000	440,189
Verizon Global Funding Corp.
7.25%, 12/01/10	675,000	714,767
Vodafone Group PLC
5.75%, 03/15/16	360,000	352,564

		7,593,624

TEXTILES – 0.47%
Mohawk Industries Inc.
6.13%, 01/15/16	450,000	407,929

		407,929

TRANSPORTATION – 1.00%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	315,000	296,597
CSX Corp.
6.75%, 03/15/11	450,000	458,662
Norfolk Southern Corp.
7.05%, 05/01/37	108,000	113,401

		868,660

TOTAL CORPORATE BONDS & NOTES
(Cost: $79,852,076)		77,730,262

FOREIGN GOVERNMENT BONDS & NOTESC – 6.42%
Brazil (Federative Republic of)
8.00%, 01/15/18	360,000	401,940
11.00%, 08/17/15	562,000	741,840
Hydro-Quebec
8.05%, 07/07/24	738,000	957,846
Italy (Republic of)
6.00%, 02/22/11	1,125,000	1,195,976
Quebec (Province of)
5.00%, 03/01/16	450,000	464,613
7.50%, 09/15/29	450,000	581,025

Security	Shares or Principal	Value
United Mexican States
6.38%, 01/16/13	$684,000	$722,128
7.50%, 04/08/33	450,000	524,830

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $5,528,732)		5,590,198

MUNICIPAL DEBT OBLIGATIONS – 0.97%

ILLINOIS – 0.97%
Illinois State
5.10%, 06/01/33	900,000	847,476

		847,476

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $845,757)		847,476

SHORT-TERM INVESTMENTS – 2.32%

MONEY MARKET FUNDS – 2.32%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 2.57%[d,e]	1,458,747	1,458,747
BGI Cash Premier Fund LLC 2.63%[d,e,f]	558,720	558,720

		2,017,467

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,017,467)		2,017,467

TOTAL INVESTMENTS IN SECURITIES – 99.01% (Cost: $88,244,032)		86,185,403

Other Assets, Less Liabilities – 0.99%		863,866

NET ASSETS – 100.00%		$87,049,269

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Investments are denominated in U.S. dollars.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® LEHMAN INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2008

Security	Principal	Value
CORPORATE BONDS & NOTES – 36.91%

AEROSPACE & DEFENSE – 0.20%
United Technologies Corp.
5.38%, 12/15/17	$420,000	$420,258

		420,258

AGRICULTURE – 0.57%
Philip Morris International Inc.
5.65%, 05/16/18	1,050,000	1,028,026
Reynolds American Inc.
6.75%, 06/15/17	210,000	206,361

		1,234,387

AUTO MANUFACTURERS – 0.18%
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	399,000	397,722

		397,722

BANKS – 6.05%
Bank of America Corp.
4.50%, 08/01/10	903,000	909,331
4.88%, 01/15/13	1,575,000	1,529,925
5.65%, 05/01/18	630,000	580,666
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12	630,000	630,645
Capital One Financial Corp.
5.70%, 09/15/11	399,000	373,935
Deutsche Bank AG London
6.00%, 09/01/17	420,000	421,003
KfW
4.25%, 06/15/10	1,806,000	1,847,719
4.88%, 01/17/17	525,000	545,575
KfW Series G
4.38%, 03/15/18[a]	840,000	841,336
Landwirtschaftliche
Rentenbank Series G
5.00%, 11/08/16	525,000	553,297
Royal Bank of Scotland
Group PLC
5.00%, 10/01/14	420,000	392,428

Security	Principal	Value
UBS AG Stamford
5.88%, 12/20/17	$630,000	$606,358
US Bank N.A.
4.80%, 04/15/15	777,000	734,099
Wachovia Corp.
5.30%, 10/15/11	420,000	393,877
5.75%, 06/15/17	630,000	539,324
Wells Fargo & Co.
4.88%, 01/12/11	2,100,000	2,130,500

		13,030,018

BEVERAGES – 0.44%
Coca-Cola Co. (The)
5.35%, 11/15/17	525,000	530,088
Diageo Finance BV
5.30%, 10/28/15	420,000	411,039

		941,127

BIOTECHNOLOGY – 0.19%
Amgen Inc.
4.00%, 11/18/09	399,000	400,795

		400,795

BUILDING MATERIALS – 0.17%
CRH America Inc.
5.30%, 10/15/13	231,000	213,656
Masco Corp.
6.13%, 10/03/16	168,000	146,627

		360,283

CHEMICALS – 0.18%
Dow Chemical Co. (The)
6.00%, 10/01/12	168,000	172,440
E.I. du Pont de Nemours and Co.
4.13%, 04/30/10	210,000	211,540

		383,980

COMMERCIAL SERVICES – 0.22%
McKesson Corp.
5.70%, 03/01/17	210,000	203,610
R.R. Donnelley & Sons Co.
6.13%, 01/15/17	168,000	152,786
Western Union Co.
5.40%, 11/17/11	126,000	126,097

		482,493

30	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2008

Security	Principal	Value
COMPUTERS – 0.20%
International Business
Machines Corp.
4.75%, 11/29/12	$420,000	$430,170

		430,170

DIVERSIFIED FINANCIAL SERVICES – 10.35%
American Express Co.
4.88%, 07/15/13	252,000	230,476
6.80%, 09/01/16	168,000	147,977
7.00%, 03/19/18	525,000	513,735
American General Finance Corp.
5.38%, 10/01/12	1,050,000	888,101
Bear Stearns Companies Inc. (The)
5.70%, 11/15/14	777,000	743,091
Boeing Capital Corp.
6.10%, 03/01/11	294,000	308,046
CIT Group Inc.
5.40%, 02/13/12	630,000	481,950
Citigroup Inc.
6.00%, 02/21/12	2,331,000	2,307,959
6.13%, 05/15/18	630,000	588,806
Countrywide Financial Corp.
5.80%, 06/07/12	105,000	95,550
Credit Suisse (USA) Inc.
5.38%, 03/02/16	1,050,000	991,713
General Electric Capital Corp.
4.13%, 09/01/09	2,331,000	2,352,878
5.00%, 01/08/16	399,000	386,680
5.88%, 02/15/12	1,050,000	1,084,822
Goldman Sachs Group Inc. (The)
6.15%, 04/01/18	1,050,000	1,004,901
HSBC Finance Corp.
5.50%, 01/19/16	1,575,000	1,531,630
John Deere Capital Corp.
7.00%, 03/15/12	336,000	362,953
JPMorgan Chase & Co.
5.75%, 01/02/13	1,575,000	1,564,703
Lehman Brothers Holdings Inc.
5.50%, 04/04/16	378,000	329,541
5.75%, 07/18/11	777,000	741,879

Security	Principal	Value
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	$1,050,000	$939,256
Morgan Stanley
5.75%, 10/18/16	420,000	376,632
6.00%, 04/28/15	210,000	195,619
6.63%, 04/01/18	630,000	582,009
6.75%, 04/15/11	1,323,000	1,328,495
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	399,000	424,597
SLM Corp.
5.38%, 05/15/14	357,000	290,955
Svensk Exportkredit AB
4.50%, 09/27/10	1,050,000	1,077,394
Toyota Motor Credit Corp.
4.25%, 03/15/10	399,000	402,760

		22,275,108

ELECTRIC – 2.34%
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18	1,260,000	1,267,702
Constellation Energy Group Inc.
4.55%, 06/15/15	378,000	326,462
Dominion Resources Inc.
5.15%, 07/15/15	399,000	383,018
Duke Capital LLC
6.25%, 02/15/13	399,000	406,405
Duke Energy Corp.
6.25%, 01/15/12	147,000	153,457
Exelon Corp.
4.90%, 06/15/15	399,000	371,300
Exelon Generation Co. LLC
5.35%, 01/15/14	399,000	383,402
Pacific Gas and Electric Co.
4.80%, 03/01/14	777,000	758,120
Progress Energy Inc.
7.10%, 03/01/11	777,000	816,379
TXU Electric Delivery Co.
6.38%, 01/15/15	168,000	168,504

		5,034,749

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2008

Security	Principal	Value
FOOD – 1.04%
General Mills Inc.
6.00%, 02/15/12	$168,000	$172,887
Kraft Foods Inc.
6.13%, 02/01/18	315,000	309,678
6.25%, 06/01/12	420,000	430,204
Kroger Co. (The)
6.80%, 04/01/11	210,000	217,906
Safeway Inc.
7.50%, 09/15/09	777,000	799,470
Sara Lee Corp.
6.25%, 09/15/11	126,000	128,888
Unilever Capital Corp.
7.13%, 11/01/10	168,000	179,993

		2,239,026

FOREST PRODUCTS & PAPER – 0.12%
Weyerhaeuser Co.
6.75%, 03/15/12	252,000	259,384

		259,384

HEALTH CARE - SERVICES – 0.26%
UnitedHealth Group Inc.
4.88%, 03/15/15	168,000	154,350
WellPoint Inc.
5.00%, 01/15/11	420,000	416,089

		570,439

HOLDING COMPANIES - DIVERSIFIED – 0.03%
Capmark Financial Group Inc.
6.30%, 05/10/17	105,000	63,525

		63,525

HOUSEHOLD PRODUCTS & WARES – 0.18%
Fortune Brands Inc.
5.13%, 01/15/11	399,000	392,040

		392,040

INSURANCE – 1.36%
Allstate Corp. (The)
5.00%, 08/15/14	210,000	201,478
American International Group Inc.
5.60%, 10/18/16	420,000	356,839
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	735,000	732,359

Security	Principal	Value
Genworth Financial Inc.
6.15%, 11/15/16	$399,000	$282,186
Lincoln National Corp.
7.00%, 05/17/16	231,000	199,708
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	399,000	395,846
MetLife Inc.
5.00%, 06/15/15	399,000	375,595
Prudential Financial Inc.
5.10%, 09/20/14	420,000	391,633

		2,935,644

MACHINERY – 0.28%
Caterpillar Inc.
5.70%, 08/15/16	588,000	602,502

		602,502

MANUFACTURING – 0.37%
General Electric Co.
5.00%, 02/01/13	777,000	787,074

		787,074

MEDIA – 1.42%
AOLTime Warner Inc.
6.88%, 05/01/12	399,000	409,363
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	777,000	860,026
Cox Communications Inc.
4.63%, 01/15/10	399,000	397,205
News America Inc.
5.30%, 12/15/14	378,000	370,745
Time Warner Cable Inc.
5.85%, 05/01/17	210,000	199,637
Viacom Inc.
6.25%, 04/30/16	210,000	199,975
6.63%, 05/15/11	168,000	168,201
Walt Disney Co. (The)
6.38%, 03/01/12	420,000	448,451

		3,053,603

MINING – 0.50%
Alcoa Inc.
5.55%, 02/01/17	105,000	96,589

32	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2008

Security	Principal	Value
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	$777,000	$768,385
Vale Overseas Ltd.
6.25%, 01/11/16	210,000	210,651

		1,075,625

MULTI-NATIONAL – 1.51%
European Investment Bank
4.63%, 05/15/14[a]	2,331,000	2,420,441
Inter-American Development Bank
5.13%, 09/13/16	777,000	827,031

		3,247,472

OFFICE & BUSINESS EQUIPMENT – 0.20%
Xerox Corp.
6.88%, 08/15/11	399,000	422,517

		422,517

OIL & GAS – 1.25%
Anadarko Petroleum Corp.
5.95%, 09/15/16	378,000	368,227
Apache Corp.
5.25%, 04/15/13	210,000	214,119
Conoco Funding Co.
6.35%, 10/15/11	777,000	822,546
Devon Financing Corp. ULC
6.88%, 09/30/11	210,000	222,510
Enterprise Products Operating LP
5.60%, 10/15/14	441,000	426,234
Transocean Inc.
6.00%, 03/15/18	420,000	416,524
XTO Energy Inc.
6.25%, 04/15/13	210,000	214,869

		2,685,029

OIL & GAS SERVICES – 0.08%
Weatherford International Inc.
6.35%, 06/15/17	168,000	169,495

		169,495

PHARMACEUTICALS – 1.84%
Abbott Laboratories
5.15%, 11/30/12	420,000	432,205
AmerisourceBergen Corp.
5.88%, 09/15/15	84,000	81,921

Security	Principal	Value
AstraZeneca PLC
5.40%, 09/15/12	$630,000	$650,228
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	1,470,000	1,476,905
Medco Health Solutions Inc.
7.13%, 03/15/18	525,000	539,950
Wyeth
5.50%, 02/01/14	777,000	791,316

		3,972,525

PIPELINES – 0.10%
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	210,000	215,283

		215,283

REAL ESTATE – 0.09%
ERP Operating LP
5.13%, 03/15/16	210,000	185,928

		185,928

REAL ESTATE INVESTMENT TRUSTS – 0.61%
Boston Properties LP
6.25%, 01/15/13	210,000	211,408
iStar Financial Inc.
5.88%, 03/15/16	168,000	117,600
ProLogis
5.63%, 11/15/16	168,000	147,850
Simon Property Group LP
5.60%, 09/01/11	840,000	836,101

		1,312,959

RETAIL – 1.30%
Costco Wholesale Corp.
5.30%, 03/15/12	126,000	128,969
CVS Caremark Corp.
6.30%, 06/01/12	336,000	285,180
Federated Retail Holdings Inc.
5.90%, 12/01/16	294,000	252,164
Home Depot Inc.
5.40%, 03/01/16	399,000	360,824
McDonald’s Corp.
5.35%, 03/01/18	420,000	411,881
Target Corp.
6.00%, 01/15/18	420,000	422,496

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2008

Security	Principal	Value
Wal-Mart Stores Inc.
4.55%, 05/01/13	$630,000	$638,671
Yum! Brands Inc.
6.25%, 03/15/18	315,000	301,584

		2,801,769

SAVINGS & LOANS – 0.06%
Washington Mutual Inc.
5.25%, 09/15/17	231,000	139,755

		139,755

SOFTWARE – 0.27%
Oracle Corp.
5.25%, 01/15/16	588,000	582,116

		582,116

TELECOMMUNICATIONS – 2.64%
AT&T Wireless Services Inc.
7.88%, 03/01/11	399,000	425,447
Cisco Systems Inc.
5.50%, 02/22/16	777,000	785,744
Deutsche Telekom International Finance AG
8.50%, 06/15/10	399,000	423,520
Embarq Corp.
7.08%, 06/01/16	294,000	274,326
France Telecom SA
7.75%, 03/01/11	399,000	425,736
Rogers Wireless Inc.
6.38%, 03/01/14	210,000	212,808
SBC Communications Inc.
5.88%, 02/01/12	777,000	796,341
Telecom Italia Capital SA
4.00%, 01/15/10	777,000	764,624
Telefonica Europe BV
7.75%, 09/15/10	399,000	422,275
Verizon Communications Inc.
5.55%, 02/15/16	777,000	760,060
Vodafone Group PLC
5.75%, 03/15/16	399,000	390,758

		5,681,639

Security	Principal	Value
TEXTILES – 0.12%
Mohawk Industries Inc.
6.13%, 01/15/16	$294,000	$266,514

		266,514

TRANSPORTATION – 0.19%
CSX Corp.
6.75%, 03/15/11	399,000	406,681

		406,681

TOTAL CORPORATE BONDS & NOTES
(Cost: $80,850,108)		79,459,634

FOREIGN GOVERNMENT BONDS & NOTES[b] – 2.54%
Brazil (Federative Republic of)
8.00%, 01/15/18	630,000	703,395
Italy (Republic of)
6.00%, 02/22/11	2,331,000	2,478,063
Quebec (Province of)
5.00%, 03/01/16	777,000	802,232
United Mexican States
6.38%, 01/16/13	1,407,000	1,485,430

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $5,406,440)		5,469,120

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 59.04%

U.S. GOVERNMENT AGENCY OBLIGATIONS – 26.60%
Federal Home Loan Bank
5.00%, 11/17/17	2,835,000	2,918,011
Federal Home Loan
Mortgage Corp.
3.25%, 02/25/11	2,898,000	2,887,128
4.50%, 01/15/13[a]	7,140,000	7,297,515
7.00%, 03/15/10	16,065,000	16,995,356
Federal National
Mortgage Association
5.00%, 04/15/15[a]	4,200,000	4,353,076
5.38%, 06/12/17[a]	1,470,000	1,553,003
7.25%, 01/15/10[a]	20,160,000	21,267,008

		57,271,097

34	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

August 31, 2008

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 32.44%
U.S. Treasury Notes
2.75%, 07/30/10	$15,750,000	$15,877,576
4.75%, 05/15/14[a]	17,199,000	18,647,157
4.88%, 07/31/11[a]	16,380,000	17,437,002
4.88%, 08/15/16[a]	16,443,000	17,894,258

		69,855,993

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $124,709,337)		127,127,090

SHORT-TERM INVESTMENTS – 46.39%

MONEY MARKET FUNDS – 46.39%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 2.57%[c,d]	2,267,115	2,267,115
BGI Cash Premier Fund LLC 2.63%[c,d,e]	97,609,476	97,609,476

		99,876,591

TOTAL SHORT-TERM INVESTMENTS
(Cost: $99,876,591)		99,876,591

TOTAL INVESTMENTS IN SECURITIES – 144.88% (Cost: $310,842,476)		311,932,435

Other Assets, Less Liabilities – (44.88)%		(96,627,591)

NET ASSETS – 100.00%		$215,304,844

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Investments are denominated in U.S. dollars.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited)

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUND

August 31, 2008

Security	Principal	Value
CORPORATE BONDS & NOTES – 40.22%

AEROSPACE & DEFENSE – 0.19%
Lockheed Martin Corp.
6.15%, 09/01/36	$90,000	$87,019
United Technologies Corp.
6.05%, 06/01/36	90,000	89,320

		176,339

AGRICULTURE – 0.10%
Archer-Daniels-Midland Co.
5.38%, 09/15/35	54,000	45,082
Reynolds American Inc.
7.25%, 06/15/37	45,000	43,386

		88,468

AUTO MANUFACTURERS – 0.39%
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	360,000	358,847

		358,847

BANKS – 4.87%
BAC Capital Trust XI
6.63%, 05/23/36	180,000	161,585
Bank of America Corp.
4.50%, 08/01/10	711,000	715,985
4.88%, 01/15/13	180,000	174,849
Capital One Financial Corp.
5.70%, 09/15/11	180,000	168,693
Deutsche Bank AG London
6.00%, 09/01/17	180,000	180,430
HSBC Holdings PLC
6.50%, 05/02/36	180,000	166,851
KfW
4.25%, 06/15/10	90,000	92,079
5.13%, 03/14/16	540,000	571,509
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	180,000	189,702
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	360,000	336,367
US Bank N.A.
4.80%, 04/15/15	360,000	340,123

Security	Principal	Value
Wachovia Corp.
5.30%, 10/15/11	$270,000	$253,207
5.75%, 06/15/17	450,000	385,231
Wells Fargo & Co.
4.88%, 01/12/11	711,000	721,326

		4,457,937

BEVERAGES – 0.50%
Coca-Cola Co. (The)
5.35%, 11/15/17	225,000	227,180
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	54,000	65,442
Diageo Capital PLC
5.88%, 09/30/36	72,000	66,604
Pepsi Bottling Group Inc.
7.00%, 03/01/29	90,000	99,900

		459,126

BIOTECHNOLOGY – 0.10%
Amgen Inc.
4.00%, 11/18/09	90,000	90,405

		90,405

BUILDING MATERIALS – 0.18%
CRH America Inc.
5.30%, 10/15/13	180,000	166,485

		166,485

CHEMICALS – 0.48%
Dow Chemical Co. (The)
6.00%, 10/01/12	360,000	369,514
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16	72,000	70,269

		439,783

COMMERCIAL SERVICES – 0.15%
McKesson Corp.
5.70%, 03/01/17	54,000	52,357
Western Union Co.
5.40%, 11/17/11	90,000	90,069

		142,426

COMPUTERS – 0.20%
International Business Machines Corp.
4.75%, 11/29/12	180,000	184,359

		184,359

36	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUND

August 31, 2008

Security	Principal	Value
COSMETICS & PERSONAL CARE – 0.05%
Procter & Gamble Co. (The)
5.55%, 03/05/37	$45,000	$43,586

		43,586

DIVERSIFIED FINANCIAL SERVICES – 9.25%
American Express Co.
6.80%, 09/01/16	72,000	63,419
8.15%, 03/19/38	270,000	273,439
American General Finance Corp.
5.38%, 10/01/12	540,000	456,738
Associates Corp. of North America
6.95%, 11/01/18	270,000	275,576
Bear Stearns Companies Inc. (The) 5.70%, 11/15/14	180,000	172,145
CIT Group Inc.
5.40%, 02/13/12	270,000	206,550
Citigroup Inc.
4.13%, 02/22/10	360,000	357,513
6.00%, 10/31/33	180,000	146,923
Countrywide Financial Corp.
5.80%, 06/07/12	90,000	81,900
Credit Suisse (USA) Inc.
5.38%, 03/02/16	198,000	187,009
General Electric Capital Corp.
4.13%, 09/01/09	540,000	545,068
5.63%, 09/15/17	270,000	262,726
5.88%, 01/14/38	180,000	161,951
6.75%, 03/15/32	252,000	254,788
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	261,000	245,750
6.35%, 02/15/34	180,000	151,099
6.75%, 10/01/37	540,000	483,239
6.88%, 01/15/11	540,000	556,610
HSBC Finance Corp.
5.50%, 01/19/16	450,000	437,608
International Lease Finance Corp.
5.63%, 09/20/13	153,000	129,953
John Deere Capital Corp.
7.00%, 03/15/12	135,000	145,830
JPMorgan Chase & Co.
5.38%, 10/01/12	270,000	270,028
5.75%, 01/02/13	270,000	268,235

Security	Principal	Value
JPMorgan Chase Capital XV
5.88%, 03/15/35	$405,000	$317,928
Lehman Brothers Holdings Inc. 4.50%, 07/26/10[a]	207,000	195,939
5.50%, 04/04/16	261,000	227,540
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	180,000	171,666
6.40%, 08/28/17	270,000	244,028
Morgan Stanley
5.05%, 01/21/11	180,000	174,026
5.75%, 10/18/16	360,000	322,828
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	261,000	277,744
SLM Corp.
5.38%, 05/15/14	180,000	146,700
Toyota Motor Credit Corp.
4.25%, 03/15/10	261,000	263,459

		8,475,955

ELECTRIC – 3.36%
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18	1,035,000	1,041,327
Constellation Energy Group Inc. 4.55%, 06/15/15	135,000	116,594
Dominion Resources Inc.
5.15%, 07/15/15	261,000	250,546
Duke Capital LLC
6.25%, 02/15/13	135,000	137,506
Duke Energy Corp.
6.25%, 01/15/12	90,000	93,953
Exelon Corp.
4.90%, 06/15/15	144,000	134,003
Exelon Generation Co. LLC
5.35%, 01/15/14	135,000	129,723
FirstEnergy Corp.
7.38%, 11/15/31	180,000	192,937
FPL Group Capital Inc.
5.63%, 09/01/11	90,000	93,014
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	180,000	173,480

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUND

August 31, 2008

Security	Principal	Value
Pacific Gas and Electric Co.
4.80%, 03/01/14	$162,000	$158,064
Progress Energy Inc.
7.10%, 03/01/11	261,000	274,228
PSEG Power LLC
8.63%, 04/15/31	54,000	63,844
Southern California Edison Co.
6.00%, 01/15/34	126,000	125,892
TXU Electric Delivery Co.
7.00%, 09/01/22	90,000	89,953

		3,075,064

ENVIRONMENTAL CONTROL – 0.04%
Waste Management Inc.
7.00%, 07/15/28	36,000	33,431

		33,431

FOOD – 0.67%
Kraft Foods Inc.
6.25%, 06/01/12	180,000	184,373
Kroger Co. (The)
5.50%, 02/01/13	90,000	90,623
Safeway Inc.
7.50%, 09/15/09	162,000	166,685
Unilever Capital Corp.
5.90%, 11/15/32	180,000	174,221

		615,902

FOREST PRODUCTS & PAPER – 0.19%
Weyerhaeuser Co.
7.38%, 03/15/32	180,000	171,692

		171,692

GAS – 0.05%
ONEOK Inc.
6.00%, 06/15/35	54,000	45,752

		45,752

HEALTH CARE - SERVICES – 0.35%
UnitedHealth Group Inc.
5.80%, 03/15/36	45,000	36,115
WellPoint Inc.
5.00%, 01/15/11	288,000	285,318

		321,433

Security	Principal	Value
HOUSEHOLD PRODUCTS & WARES – 0.35%
Fortune Brands Inc.
5.13%, 01/15/11	$90,000	$88,430
Kimberly-Clark Corp.
6.13%, 08/01/17	225,000	233,424

		321,854

INSURANCE – 1.23%
Allstate Corp. (The)
5.55%, 05/09/35	180,000	152,330
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	180,000	179,353
Genworth Financial Inc.
6.15%, 11/15/16	180,000	127,302
Lincoln National Corp.
7.00%, 05/17/16	90,000	77,808
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	180,000	178,577
MetLife Inc.
5.00%, 06/15/15	360,000	338,882
Prudential Financial Inc.
5.70%, 12/14/36	90,000	75,126

		1,129,378

MACHINERY – 0.40%
Caterpillar Inc.
5.70%, 08/15/16	360,000	368,879

		368,879

MANUFACTURING – 0.40%
General Electric Co.
5.00%, 02/01/13	360,000	364,667

		364,667

MEDIA – 1.94%
AOL Time Warner Inc.
6.88%, 05/01/12	144,000	147,740
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	261,000	288,889
Comcast Corp.
6.45%, 03/15/37	180,000	166,671

38	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUND

August 31, 2008

Security	Principal	Value
Cox Communications Inc.
4.63%, 01/15/10	$144,000	$143,352
News America Inc.
5.30%, 12/15/14	261,000	255,990
Time Warner Cable Inc.
6.55%, 05/01/37	72,000	66,379
Time Warner Inc.
7.70%, 05/01/32	180,000	180,832
Viacom Inc.
6.25%, 04/30/16	90,000	85,703
7.88%, 07/30/30	180,000	167,103
Walt Disney Co. (The)
6.38%, 03/01/12	261,000	278,680

		1,781,339

MINING – 1.16%
Alcoa Inc.
5.55%, 02/01/17	54,000	49,674
5.95%, 02/01/37	54,000	46,130
BHP Billiton Finance (USA) Ltd. 4.80%, 04/15/13	261,000	258,106
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	540,000	572,400
Vale Overseas Ltd.
6.25%, 01/23/17	135,000	134,595

		1,060,905

MULTI-NATIONAL – 2.87%
European Investment Bank
2.63%, 05/16/11	1,800,000	1,779,174
4.63%, 05/15/14[a]	540,000	560,720
Inter-American Development Bank
5.13%, 09/13/16	270,000	287,385

		2,627,279

OFFICE & BUSINESS EQUIPMENT – 0.21%
Xerox Corp.
6.88%, 08/15/11	180,000	190,609

		190,609

OIL & GAS – 1.73%
Amerada Hess Corp.
7.13%, 03/15/33	45,000	47,816
Anadarko Petroleum Corp.
5.95%, 09/15/16	180,000	175,346

Security	Principal	Value
Apache Corp.
5.25%, 04/15/13	$90,000	$91,765
Canadian Natural Resources Ltd.
6.25%, 03/15/38	54,000	48,625
ConocoPhillips Holding Co.
6.95%, 04/15/29	360,000	395,333
Devon Energy Corp.
7.95%, 04/15/32	180,000	206,340
Enterprise Products Operating LP
5.60%, 10/15/14	198,000	191,370
Pemex Project Funding Master Trust
6.63%, 06/15/35	180,000	178,395
Valero Energy Corp.
7.50%, 04/15/32	90,000	86,107
XTO Energy Inc.
6.38%, 06/15/38	180,000	164,806

		1,585,903

PHARMACEUTICALS – 2.04%
Abbott Laboratories
5.60%, 05/15/11	225,000	235,184
5.88%, 05/15/16	90,000	93,143
AmerisourceBergen Corp.
5.88%, 09/15/15	90,000	87,773
AstraZeneca PLC
5.40%, 09/15/12	180,000	185,779
Bristol-Myers Squibb Co.
5.88%, 11/15/36	90,000	85,133
Eli Lilly and Co.
5.55%, 03/15/37	72,000	68,010
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	765,000	768,594
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	90,000	81,673
Wyeth
5.50%, 02/01/14	261,000	265,809

		1,871,098

PIPELINES – 0.18%
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	126,000	116,723
6.75%, 03/15/11	45,000	46,132

		162,855

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUND

August 31, 2008

Security	Principal	Value
REAL ESTATE INVESTMENT TRUSTS – 0.66%
iStar Financial Inc.
5.88%, 03/15/16	$108,000	$75,600
ProLogis
5.63%, 11/15/16	90,000	79,205
Simon Property Group LP
5.60%, 09/01/11	450,000	447,911

		602,716

RETAIL – 1.73%
Costco Wholesale Corp.
5.50%, 03/15/17	72,000	72,167
CVS Caremark Corp.
6.13%, 08/15/16	54,000	53,695
Federated Retail Holdings Inc.
5.90%, 12/01/16	180,000	154,386
Home Depot Inc.
5.40%, 03/01/16	180,000	162,778
5.88%, 12/16/36	225,000	175,689
Target Corp.
7.00%, 01/15/38	270,000	278,338
Wal-Mart Stores Inc.
4.55%, 05/01/13	675,000	684,290

		1,581,343

SAVINGS & LOANS – 0.03%
Washington Mutual Inc.
5.25%, 09/15/17	45,000	27,225

		27,225

SOFTWARE – 0.19%
Oracle Corp.
5.25%, 01/15/16	180,000	178,199

		178,199

TELECOMMUNICATIONS – 3.36%
AT&T Wireless Services Inc.
7.88%, 03/01/11	360,000	383,862
BellSouth Corp.
6.00%, 11/15/34	180,000	162,758
British Telecom PLC
9.13%, 12/15/30	72,000	86,291
Cisco Systems Inc.
5.50%, 02/22/16	90,000	91,013

Security	Principal	Value
Deutsche Telekom International Finance AG 8.50%, 06/15/10	$225,000	$238,827
8.75%, 06/15/30	54,000	59,897
Embarq Corp.
7.08%, 06/01/16	180,000	167,954
France Telecom SA
8.50%, 03/01/31	180,000	216,046
Qwest Corp.
6.88%, 09/15/33	27,000	19,781
8.88%, 03/15/12	72,000	72,372
Rogers Wireless Inc.
6.38%, 03/01/14	54,000	54,722
SBC Communications Inc.
5.88%, 02/01/12	360,000	368,961
Telecom Italia Capital SA
4.00%, 01/15/10	360,000	354,266
Telefonica Europe BV
8.25%, 09/15/30	180,000	206,504
Verizon Communications Inc.
5.55%, 02/15/16	180,000	176,076
Verizon Global Funding Corp.
7.25%, 12/01/10	261,000	276,377
Vodafone Group PLC
5.75%, 03/15/16	144,000	141,025

		3,076,732

TEXTILES – 0.18%
Mohawk Industries Inc. 6.13%, 01/15/16	180,000	163,172

		163,172

TRANSPORTATION – 0.44%
Burlington Northern Santa Fe Corp. 6.15%, 05/01/37	180,000	169,484
CSX Corp. 6.75%, 03/15/11	180,000	183,465
Norfolk Southern Corp. 7.05%, 05/01/37	45,000	47,251

		400,200

TOTAL CORPORATE BONDS & NOTES
(Cost: $37,569,794)		36,841,343

40	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUND

August 31, 2008

Security	Principal	Value
FOREIGN GOVERNMENT BONDS & NOTES[b] – 2.42%
Italy (Republic of)
6.00%, 02/22/11	$900,000	$956,781
Brazil (Federative Republic of)
8.00%, 01/15/18	315,000	351,697
Quebec (Province of)
5.00%, 03/01/16	180,000	185,845
7.50%, 09/15/29	180,000	232,410
United Mexican States
6.38%, 01/16/13	261,000	275,549
7.50%, 04/08/33	180,000	209,932

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $2,198,069)		2,212,214

MUNICIPAL DEBT OBLIGATIONS – 0.37%

ILLINOIS – 0.37%
Illinois State
5.10%, 06/01/33	360,000	338,990

		338,990

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $340,157)		338,990

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 55.45%

U.S. GOVERNMENT AGENCY OBLIGATIONS – 18.87%
Federal Home Loan
Mortgage Corp.
4.50%, 01/15/13[a]	900,000	919,855
4.50%, 01/15/15	1,125,000	1,137,723
6.25%, 07/15/32[a]	1,002,000	1,170,638
Federal National
Mortgage Association
5.00%, 04/15/15[a]	2,160,000	2,238,725
7.25%, 01/15/10[a]	11,196,000	11,810,785

		17,277,726

U.S. GOVERNMENT OBLIGATIONS – 36.58%
U.S. Treasury Bonds
4.38%, 02/15/38	360,000	358,164
7.63%, 02/15/25[a]	6,309,000	8,725,410
8.13%, 08/15/19[a]	1,350,000	1,827,886

Security	Shares or Principal	Value
U.S. Treasury Notes
4.63%, 11/15/09	$9,300,000	$9,573,141
4.63%, 12/31/11	2,856,000	3,026,789
4.63%, 11/15/16[a]	6,066,000	6,499,355
4.75%, 05/15/14[a]	3,222,000	3,493,292

		33,504,037

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $49,896,756)		50,781,763

SHORT-TERM INVESTMENTS – 39.69%

MONEY MARKET FUNDS – 39.69%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 2.57%[c,d]	703,543	703,543
BGI Cash Premier Fund LLC 2.63%[c,d,e]	35,651,382	35,651,382

		36,354,925

TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,354,925)		36,354,925

TOTAL INVESTMENTS IN SECURITIES – 138.15%
(Cost: $126,359,701)		126,529,235

Other Assets, Less Liabilities – (38.15)%		(34,939,911)

NET ASSETS – 100.00%		$91,589,324

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Investments are denominated in U.S. dollars.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited)

iSHARES® LEHMAN MBS BOND FUND

August 31, 2008

Security	Shares or Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – 95.09%

MORTGAGE-BACKED SECURITIES – 95.09%
Federal Home Loan
Mortgage Corp.
2.77%, 06/15/33	$324,874	$319,586
4.50%, 09/01/23[a]	39,900,000	38,628,187
4.99%, 12/01/33	2,118,508	2,094,954
5.00%, 09/01/23[a]	33,060,000	32,739,731
5.00%, 09/01/38[a]	109,136,000	104,838,770
5.50%, 09/01/23[a]	38,760,000	39,044,644
5.50%, 09/01/38[a]	81,548,000	80,388,489
6.00%, 09/01/38[a]	57,000,000	57,445,313
Federal National
Mortgage Association
4.50%, 09/01/23[a]	28,500,000	27,618,281
5.00%, 09/01/23[a]	36,480,000	36,160,800
5.50%, 09/01/23[a]	23,180,000	23,375,581
5.50%, 09/01/38[a]	107,920,000	106,571,000
6.00%, 09/01/38[a]	48,260,000	48,719,978
6.50%, 09/01/38[a]	66,120,000	68,000,288
Government National
Mortgage Association
2.77%, 05/16/29	1,595,015	1,571,054
5.00%, 09/01/38[a]	31,540,000	30,781,069
5.50%, 09/01/38[a]	17,100,000	17,078,625
6.00%, 09/01/38[a]	17,100,000	17,351,156

		732,727,506

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost: $721,603,505)		732,727,506

SHORT-TERM INVESTMENTS – 97.85%

MONEY MARKET FUNDS – 97.85%
Barclays Global Investors Funds
Prime Money Market
Fund, Institutional Shares
2.57%[b,c]	753,928,727	753,928,727

		753,928,727

TOTAL SHORT-TERM INVESTMENTS
(Cost: $753,928,727)		753,928,727

Value
TOTAL INVESTMENTS IN SECURITIES – 192.94% (Cost: $1,475,532,232)	$1,486,656,233

Other Assets, Less Liabilities – (92.94)%	(716,119,671)

NET ASSETS – 100.00%	$770,536,562

[a]	To-be-announced (TBA). See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

42	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® LEHMAN AGGREGATE BOND FUND

August 31, 2008

Security	Principal	Value
CORPORATE BONDS & NOTES – 23.80%

AEROSPACE & DEFENSE – 0.25%
United Technologies Corp.
4.38%, 05/01/10	$23,950,000	$24,357,758

		24,357,758

AGRICULTURE – 0.10%
Reynolds American Inc.
6.75%, 06/15/17	9,580,000	9,413,975

		9,413,975

AUTO MANUFACTURERS – 0.26%
DaimlerChrysler North America Holding Corp.
7.30%, 01/15/12	23,950,000	24,613,325

		24,613,325

BANKS – 3.72%
Bank of America Corp.
4.50%, 08/01/10	47,900,000	48,235,846
4.88%, 01/15/13	23,950,000	23,264,573
6.00%, 09/01/17	19,160,000	18,307,531
Capital One Financial Corp.
6.15%, 09/01/16	23,950,000	20,037,355
Deutsche Bank AG London
6.00%, 09/01/17	14,370,000	14,404,313
HSBC Holdings PLC
6.50%, 09/15/37	9,580,000	8,815,437
JPMorgan Chase Bank N.A.
5.88%, 06/13/16	23,950,000	23,306,667
KfW
4.25%, 06/15/10	47,900,000	49,006,492
Landwirtschaftliche
Rentenbank Series G
5.00%, 11/08/16	19,160,000	20,192,724
Royal Bank of Scotland
Group PLC
5.00%, 10/01/14	23,950,000	22,377,748
US Bank N.A.
4.95%, 10/30/14	23,950,000	23,067,218
Wachovia Corp.
5.25%, 08/01/14	47,900,000	40,151,940

Security	Principal	Value
Wells Fargo & Co.
4.88%, 01/12/11	$23,950,000	$24,297,844
5.00%, 11/15/14	23,950,000	22,409,287

		357,874,975

BEVERAGES – 0.34%
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	9,580,000	11,609,831
Diageo Finance BV
5.30%, 10/28/15	14,370,000	14,063,411
Pepsi Bottling Group Inc.
7.00%, 03/01/29	6,706,000	7,443,687

		33,116,929

BUILDING MATERIALS – 0.09%
CRH America Inc.
6.00%, 09/30/16	9,580,000	8,525,341

		8,525,341

CHEMICALS – 0.10%
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16	9,580,000	9,349,724

		9,349,724

COMPUTERS – 0.35%
International Business Machines Corp.
4.25%, 09/15/09	23,950,000	24,287,120
5.70%, 09/14/17	9,580,000	9,738,399

		34,025,519

COSMETICS & PERSONAL CARE – 0.10%
Procter & Gamble Co. (The) 5.55%, 03/05/37	9,580,000	9,279,054

		9,279,054

DIVERSIFIED FINANCIAL SERVICES – 7.27%
American Express Co.
4.88%, 07/15/13	23,950,000	21,904,356
6.80%, 09/01/16	10,538,000	9,282,046
American General Finance Corp. 5.38%, 10/01/12	47,900,000	40,514,333
Ameriprise Financial Inc.
5.35%, 11/15/10	23,950,000	23,842,815

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

August 31, 2008

Security	Principal	Value
Bear Stearns Companies Inc. (The)
6.95%, 08/10/12	$8,622,000	$8,960,138
7.25%, 02/01/18	7,664,000	7,918,977
Boeing Capital Corp.
5.80%, 01/15/13	23,950,000	25,103,403
Caterpillar Financial Services Corp. 4.30%, 06/01/10	4,790,000	4,845,003
CIT Group Funding Co. of Canada
4.65%, 07/01/10	14,370,000	12,358,200
Citigroup Capital XXI
8.30%, 12/21/37	4,790,000	4,351,274
Citigroup Inc.
6.00%, 02/21/12	81,430,000	80,625,094
Countrywide Home Loans Inc.
4.00%, 03/22/11	14,370,000	12,933,000
Credit Suisse First Boston USA Inc.
7.13%, 07/15/32	23,950,000	24,699,112
General Electric Capital Corp.
5.88%, 02/15/12	23,950,000	24,744,279
6.75%, 03/15/32	23,950,000	24,214,981
7.38%, 01/19/10[a]	23,950,000	25,120,239
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	47,900,000	45,101,264
6.75%, 10/01/37	9,580,000	8,573,018
Household Finance Corp.
6.38%, 11/27/12	47,900,000	49,059,636
HSBC Finance Corp.
5.50%, 01/19/16	23,950,000	23,290,496
International Lease Finance Corp.
5.75%, 06/15/11	23,950,000	21,914,936
John Deere Capital Corp.
7.00%, 03/15/12	23,950,000	25,871,242
JPMorgan Chase & Co.
5.75%, 01/02/13	23,950,000	23,793,421

Security	Principal	Value
Lehman Brothers Holdings Inc.
4.50%, 07/26/10[a]	$14,370,000	$13,602,155
5.50%, 04/04/16	14,370,000	12,527,785
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	25,866,000	22,321,173
6.88%, 04/25/18	9,580,000	8,823,985
Morgan Stanley
5.05%, 01/21/11	23,950,000	23,155,071
5.30%, 03/01/13	47,900,000	45,206,067
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	14,370,000	15,291,889
SLM Corp.
5.38%, 05/15/14	10,538,000	8,588,470

		698,537,858

ELECTRIC – 1.52%
Constellation Energy Group Inc.
4.55%, 06/15/15	14,370,000	12,410,739
Dominion Resources Inc.
5.15%, 07/15/15	23,950,000	22,990,675
Duke Capital LLC
6.25%, 02/15/13	23,950,000	24,394,512
Exelon Generation Co. LLC
5.35%, 01/15/14	9,580,000	9,205,498
FirstEnergy Corp.
7.38%, 11/15/31	9,580,000	10,268,547
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	14,370,000	13,849,483
Pacific Gas and Electric Co.
6.05%, 03/01/34	19,160,000	18,541,973
Progress Energy Inc.
7.10%, 03/01/11	23,950,000	25,163,799
TXU Electric Delivery Co.
7.00%, 09/01/22	9,580,000	9,574,960

		146,400,186

FOOD – 0.56%
Kraft Foods Inc.
6.50%, 08/11/17	31,614,000	32,006,787

44	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

August 31, 2008

Security	Principal	Value
Kroger Co. (The)
5.50%, 02/01/13	$9,580,000	$9,646,338
Unilever Capital Corp.
5.90%, 11/15/32	12,454,000	12,054,172

		53,707,297

FOREST PRODUCTS & PAPER – 0.14%
Weyerhaeuser Co.
7.38%, 03/15/32	14,370,000	13,706,732

		13,706,732

HEALTH CARE - SERVICES – 0.23%
UnitedHealth Group Inc.
4.88%, 03/15/15	14,370,000	13,202,472
WellPoint Inc.
5.25%, 01/15/16	9,580,000	8,931,561

		22,134,033

HOLDING COMPANIES - DIVERSIFIED – 0.03%
Capmark Financial Group Inc.
6.30%, 05/10/17	4,790,000	2,897,950

		2,897,950

INSURANCE – 1.09%
Allstate Corp. (The)
5.55%, 05/09/35	9,580,000	8,107,363
American International Group Inc.
6.25%, 03/15/37	9,580,000	6,113,057
Genworth Financial Inc.
5.75%, 06/15/14	23,950,000	21,938,892
Lincoln National Corp.
7.00%, 05/17/16	14,370,000	12,423,398
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	23,950,000	23,454,814
MetLife Inc.
5.00%, 06/15/15	23,950,000	22,545,099
Prudential Financial Inc.
5.10%, 09/20/14	4,790,000	4,466,484
Travelers Companies Inc. (The)
6.25%, 03/15/37	6,706,000	5,617,464

		104,666,571

Security	Principal	Value
MANUFACTURING – 0.48%
General Electric Co.
5.25%, 12/06/17	$47,900,000	$46,142,904

		46,142,904

MEDIA – 0.96%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	23,950,000	26,509,183
Comcast Corp.
6.45%, 03/15/37	9,580,000	8,870,601
News America Inc.
6.20%, 12/15/34	14,370,000	13,145,713
Time Warner Cable Inc.
6.55%, 05/01/37	9,580,000	8,832,128
Time Warner Inc.
7.70%, 05/01/32	14,370,000	14,436,377
Viacom Inc.
6.25%, 04/30/16	12,454,000	11,859,461
7.88%, 07/30/30	9,580,000	8,893,579

		92,547,042

MINING – 0.35%
Alcoa Inc.
6.00%, 01/15/12	14,370,000	14,534,191
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	9,580,000	9,473,785
Vale Overseas Ltd.
6.88%, 11/21/36	9,580,000	9,367,609

		33,375,585

MULTI-NATIONAL – 0.62%
European Investment Bank
4.63%, 05/15/14[a]	47,900,000	49,737,923
Inter-American Development Bank
4.38%, 09/20/12	9,580,000	9,847,666

		59,585,589

OIL & GAS – 1.06%
Anadarko Petroleum Corp.
5.95%, 09/15/16	23,950,000	23,330,798

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

August 31, 2008

Security	Principal	Value
Apache Corp.
5.25%, 04/15/13	$6,706,000	$6,837,536
Canadian Natural Resources Ltd.
5.70%, 05/15/17	9,580,000	9,219,784
ConocoPhillips
5.90%, 10/15/32	23,950,000	23,777,684
Enterprise Products Operating LP
5.60%, 10/15/14	14,370,000	13,888,843
Hess Corp.
6.65%, 08/15/11	23,950,000	25,075,629

		102,130,274

PHARMACEUTICALS – 0.64%
Abbott Laboratories
5.88%, 05/15/16	9,580,000	9,914,513
AmerisourceBergen Corp.
5.88%, 09/15/15	14,370,000	14,014,394
AstraZeneca PLC
6.45%, 09/15/37	9,580,000	9,958,580
Bristol-Myers Squibb Co.
5.88%, 11/15/36	9,580,000	9,061,937
Eli Lilly and Co.
5.55%, 03/15/37	9,580,000	9,049,060
Wyeth
5.50%, 02/01/14	9,580,000	9,756,511

		61,754,995

PIPELINES – 0.20%
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	9,580,000	9,820,995
6.95%, 01/15/38	9,580,000	9,395,681

		19,216,676

REAL ESTATE INVESTMENT TRUSTS – 0.41%
Boston Properties LP
6.25%, 01/15/13	23,950,000	24,110,611
iStar Financial Inc.
5.88%, 03/15/16	8,622,000	6,035,400
Simon Property Group LP
5.10%, 06/15/15	9,580,000	8,844,621

		38,990,632

Security	Principal	Value
RETAIL – 0.97%
CVS Caremark Corp.
6.30%, 06/01/12	$9,580,000	$8,131,025
Federated Department Stores Inc.
6.63%, 04/01/11	9,580,000	9,424,877
Home Depot Inc.
5.40%, 03/01/16	23,950,000	21,658,493
Target Corp.
7.00%, 01/15/38	19,160,000	19,751,681
Wal-Mart Stores Inc.
4.55%, 05/01/13	23,950,000	24,279,631
6.50%, 08/15/37	9,580,000	9,825,558

		93,071,265

SAVINGS & LOANS – 0.02%
Washington Mutual Inc.
5.25%, 09/15/17	3,832,000	2,318,360

		2,318,360

SOFTWARE – 0.15%
Oracle Corp.
5.25%, 01/15/16	14,370,000	14,226,204

		14,226,204

TELECOMMUNICATIONS – 1.62%
AT&T Wireless Services Inc.
7.88%, 03/01/11	11,496,000	12,257,985
BellSouth Corp.
6.00%, 11/15/34[a]	23,950,000	21,655,789
Cisco Systems Inc.
5.25%, 02/22/11	9,580,000	9,900,337
Deutsche Telekom International Finance AG
8.75%, 06/15/30	9,580,000	10,626,121
Embarq Corp.
7.08%, 06/01/16	14,370,000	13,408,362
Qwest Corp.
8.88%, 03/15/12	9,580,000	9,629,528
SBC Communications Inc.
5.88%, 02/01/12	23,950,000	24,546,148
Telecom Italia Capital SA
4.00%, 01/15/10	14,370,000	14,141,115

46	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

August 31, 2008

Security	Principal	Value
Verizon Global Funding Corp.
7.75%, 12/01/30	$23,950,000	$25,657,585
Vodafone Group PLC
5.63%, 02/27/17	14,370,000	13,835,098

		155,658,068
TRANSPORTATION – 0.17%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	4,790,000	4,510,159
CSX Corp.
6.00%, 10/01/36	14,370,000	11,568,147

		16,078,306

TOTAL CORPORATE BONDS & NOTES
(Cost: $2,374,389,399)		2,287,703,127

FOREIGN GOVERNMENT BONDS & NOTES[b] – 1.70%
Italy (Republic of)
5.25%, 09/20/16	23,950,000	25,274,915
6.00%, 02/22/11	23,950,000	25,461,005
Brazil (Federative Republic of)
7.13%, 01/20/37	14,370,000	16,022,550
8.00%, 01/15/18	14,370,000	16,044,105
Quebec (Province of)
7.50%, 09/15/29	23,950,000	30,923,428
United Mexican States
5.63%, 01/15/17[a]	23,950,000	24,218,504
6.38%, 01/16/13	14,370,000	15,171,031
6.75%, 09/27/34	9,580,000	10,313,584

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $160,900,475)		163,429,122

MUNICIPAL DEBT OBLIGATIONS – 0.23%

ILLINOIS – 0.23%
Illinois State
5.10%, 06/01/33[a]	23,950,000	22,552,278

		22,552,278

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $22,903,460)		22,552,278

Security	Principal	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS – 72.99%

MORTGAGE-BACKED SECURITIES – 36.90%
Federal Home Loan
Mortgage Corp.
4.50%, 09/01/23[c]	$165,734,000	$160,451,229
5.00%, 09/01/23[c]	146,574,000	145,154,064
5.00%, 09/01/38[c]	542,228,000	520,877,772
5.50%, 09/01/23[c]	191,600,000	193,007,062
5.50%, 09/01/38[c]	364,998,000	359,808,185
6.00%, 09/01/38[c]	251,954,000	253,922,391
Federal National Mortgage Association
4.50%, 09/01/23[c]	154,238,000	149,466,262
5.00%, 09/01/23[c]	182,020,000	180,427,325
5.50%, 09/01/23[c]	101,548,000	102,404,811
5.50%, 09/01/38[c]	513,488,000	507,069,400
5.51%, 02/01/36	30,070,905	30,611,337
6.00%, 09/01/38[c]	268,240,000	270,796,663
6.50%, 09/01/38[c]	325,720,000	334,982,663
Government National
Mortgage Association
5.00%, 09/01/38[c]	138,910,000	135,567,478
5.50%, 09/01/38[c]	125,498,000	125,341,128
6.00%, 09/01/38[c]	74,724,000	75,821,509

		3,545,709,279

U.S. GOVERNMENT AGENCY OBLIGATIONS – 10.00%
Federal Home Loan
Mortgage Corp.
3.25%, 02/25/11[a]	100,590,000	100,212,627
4.50%, 01/15/13[a]	196,390,000	200,722,540
4.88%, 11/18/11	81,430,000	84,325,512
6.25%, 07/15/32[a]	110,170,000	128,711,754
Federal National
Mortgage Association
5.00%, 04/15/15[a]	62,270,000	64,539,542
5.00%, 05/11/17[a]	90,052,000	92,795,930
7.25%, 01/15/10[a]	274,946,000	290,043,587

		961,351,492

U.S. GOVERNMENT OBLIGATIONS – 26.09%
U.S. Treasury Bonds
4.38%, 02/15/38[a]	101,548,000	101,030,103
5.00%, 05/15/37[a]	74,724,000	81,820,540

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

August 31, 2008

Security	Shares or Principal	Value
6.25%, 05/15/30[a]	$73,766,000	$92,108,651
7.50%, 11/15/16[a]	74,724,000	94,420,500
7.63%, 02/15/25[a]	131,246,000	181,514,524
8.13%, 08/15/19[a]	153,280,000	207,539,590
U.S. Treasury Notes
3.38%, 07/31/13	191,600,000	194,236,414
3.50%, 02/15/10[a]	297,938,000	303,780,537
3.63%, 10/31/09[a]	450,260,000	457,540,722
4.00%, 09/30/09[a]	259,618,000	264,454,702
4.50%, 05/15/10[a]	265,366,000	275,587,890
4.75%, 05/15/14[a]	185,852,000	201,500,749
5.00%, 08/15/11	47,900,000	51,222,818

		2,506,757,740

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $6,897,511,901)		7,013,818,511

SHORT-TERM INVESTMENTS – 71.30%

MONEY MARKET FUNDS – 71.30%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 2.57%[d,e]	3,501,586,572	3,501,586,572
BGI Cash Premier Fund LLC
2.63%[d,e,f]	3,349,907,864	3,349,907,864

		6,851,494,436

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,851,494,436)		6,851,494,436

TOTAL INVESTMENTS IN SECURITIES – 170.02% (Cost: $16,307,199,671)		16,338,997,474

Other Assets, Less Liabilities – (70.02)%		(6,729,221,412)

NET ASSETS – 100.00%		$9,609,776,062

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Investments are denominated in U.S. dollars.
[c]	To-be-announced (TBA). See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

48	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2008

Security	Principal	Value
CORPORATE BONDS & NOTES – 97.05%

AEROSPACE & DEFENSE – 2.08%
L-3 Communications Corp.
6.38%, 10/15/15	$20,600,000	$19,647,250

		19,647,250

AUTO PARTS & EQUIPMENT – 1.65%
Lear Corp.
8.75%, 12/01/16	20,600,000	15,518,639

		15,518,639

BEVERAGES – 2.13%
Constellation Brands Inc.
7.25%, 05/15/17	20,600,000	20,086,806

		20,086,806

BUILDING MATERIALS – 2.02%
Nortek Holdings Inc.
10.00%, 12/01/13[a]	20,600,000	19,080,750

		19,080,750

COAL – 4.31%
Massey Energy Co.
6.88%, 12/15/13	20,085,000	19,544,647
Peabody Energy Corp.
7.38%, 11/01/16	20,600,000	21,097,833

		40,642,480

COMMERCIAL SERVICES – 4.20%
ARAMARK Corp.
8.50%, 02/01/15	20,600,000	20,729,279
Hertz Corp. (The)
8.88%, 01/01/14	20,600,000	18,900,500

		39,629,779

COMPUTERS – 2.21%
SunGard Data Systems Inc.
9.13%, 08/15/13	20,600,000	20,819,385

		20,819,385

DIVERSIFIED FINANCIAL SERVICES – 2.61%
Ford Motor Credit Co. LLC
7.80%, 06/01/12	21,115,000	15,565,415
Idearc Inc.
8.00%, 11/15/16	20,600,000	9,064,000

		24,629,415

Security	Principal	Value
ELECTRIC – 10.65%
AES Corp. (The)
8.00%, 10/15/17	$20,600,000	$20,222,333
Edison Mission Energy
7.00%, 05/15/17[b]	20,085,000	19,181,175
Mirant North America LLC
7.38%, 12/31/13	20,600,000	20,497,000
NRG Energy Inc.
7.38%, 02/01/16	20,600,000	20,052,431
Texas Competitive Electric
Holdings Co. LLC
10.25%, 11/01/15[a]	20,600,000	20,497,000

		100,449,939

ELECTRONICS – 1.83%
NXP BV/NXP Funding LLC 7.88%, 10/15/14	21,115,000	17,261,512

		17,261,512

ENVIRONMENTAL CONTROL – 2.15%
Allied Waste North America Inc.
6.88%, 06/01/17	20,600,000	20,220,939

		20,220,939

FOREST PRODUCTS & PAPER – 2.02%
Georgia-Pacific Corp.
7.13%, 01/15/17[a]	20,600,000	19,071,054

		19,071,054

HEALTH CARE - PRODUCTS – 1.95%
Biomet Inc.
11.63%, 10/15/17	17,510,000	18,363,613

		18,363,613

HEALTH CARE - SERVICES – 8.72%
Community Health Systems Inc.
8.88%, 07/15/15	20,085,000	20,235,638
DaVita Inc.
7.25%, 03/15/15	20,600,000	20,200,875
HCA Inc.
9.25%, 11/15/16	20,600,000	21,140,750
Tenet Healthcare Corp.
9.88%, 07/01/14[b]	20,600,000	20,685,833

		82,263,096

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2008

Security	Principal	Value
HOME BUILDERS – 1.72%
Hovnanian Enterprises Inc.
11.50%, 05/01/13[a]	$15,965,000	$16,244,388

		16,244,388

LODGING – 3.25%
Harrah’s Operating Co. Inc.
10.75%, 02/01/16[a]	20,600,000	13,879,250
MGM MIRAGE
7.50%, 06/01/16	20,600,000	16,737,500

		30,616,750

MACHINERY – 2.22%
Terex Corp.
8.00%, 11/15/17	21,115,000	20,883,354

		20,883,354

MANUFACTURING – 1.80%
RBS Global Inc./Rexnord LLC
9.50%, 08/01/14	17,510,000	16,984,700

		16,984,700

MEDIA – 8.50%
CCH I LLC
11.00%, 10/01/15[b]	20,600,000	15,556,024
DIRECTV Holdings LLC/ DIRECTV Financing Co. Inc. 7.63%, 05/15/16[a]	20,600,000	20,479,833
EchoStar DBS Corp.
7.13%, 02/01/16	20,600,000	18,883,333
R.H. Donnelley Corp.
8.88%, 10/15/17	20,600,000	10,454,500
Umbrella Acquisition Inc.
9.75%, 03/15/15[a,b]	20,600,000	14,780,500

		80,154,190

OIL & GAS – 5.76%
Chesapeake Energy Corp.
7.25%, 12/15/18	20,600,000	19,956,250
OPTI Canada Inc.
8.25%, 12/15/14	16,480,000	16,397,600
Sabine Pass LNG LP
7.50%, 11/30/16	20,600,000	17,947,750

		54,301,600

Security	Principal	Value
PACKAGING & CONTAINERS – 3.97%
Crown Americas LLC
7.75%, 11/15/15[b]	$20,600,000	$21,056,905
Smurfit-Stone Container
Enterprises Inc.
8.00%, 03/15/17[b]	20,600,000	16,359,833

		37,416,738

PIPELINES – 4.16%
Dynegy Holdings Inc.
7.75%, 06/01/19	20,600,000	18,947,749
El Paso Corp.
7.00%, 06/15/17	20,600,000	20,233,238

		39,180,987

RETAIL – 5.16%
Dollar General Corp.
10.63%, 07/15/15[b]	20,085,000	20,085,000
Michaels Stores Inc.
10.00%, 11/01/14[b]	20,600,000	15,347,000
Rite Aid Corp.
9.50%, 06/15/17	20,600,000	13,235,500

		48,667,500

SEMICONDUCTORS – 1.77%
Freescale Semiconductor Inc.
8.88%, 12/15/14	20,600,000	16,646,366

		16,646,366

SOFTWARE – 1.87%
First Data Corp.
9.88%, 09/24/15[a]	20,600,000	17,665,606

		17,665,606

TELECOMMUNICATIONS – 8.34%
Intelsat (Bermuda) Ltd.
11.25%, 06/15/16	20,600,000	21,521,717
Level 3 Financing Inc.
9.25%, 11/01/14	20,600,000	18,758,903
West Corp.
9.50%, 10/15/14	21,115,000	18,053,325
Windstream Corp.
8.63%, 08/01/16	20,600,000	20,301,966

		78,635,911

TOTAL CORPORATE BONDS & NOTES
(Cost: $964,313,487)		915,082,747

50	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

August 31, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 8.65%

MONEY MARKET FUNDS – 8.65%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 2.57%[c,d]	1,513,755	$1,513,755
BGI Cash Premier Fund LLC
2.63%[c,d,e]	80,105,310	80,105,310

		81,619,065

TOTAL SHORT-TERM INVESTMENTS
(Cost: $81,619,065)		81,619,065

TOTAL INVESTMENTS IN
SECURITIES – 105.70%
(Cost: $1,045,932,552)		996,701,812

Other Assets, Less Liabilities – (5.70)%		(53,774,088)

NET ASSETS – 100.00%		$942,927,724

[a]	This security may be resold to qualified institutinal buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2008

Security	Principal	Value
CORPORATE BONDS & NOTES – 97.89%

AGRICULTURE – 1.96%
Philip Morris International Inc.
4.88%, 05/16/13	$39,800,000	$39,411,735
5.65%, 05/16/18	39,800,000	39,075,020

		78,486,755

AUTO MANUFACTURERS – 1.00%
DaimlerChrysler
North America Holding Corp.
5.75%, 09/08/11	39,800,000	40,021,881

		40,021,881

BANKS – 16.72%
American Express Bank FSB
5.55%, 10/17/12	45,770,000	45,530,490
Bank of America Corp.
5.38%, 09/11/12[a]	37,810,000	37,877,300
5.75%, 12/01/17	39,800,000	37,258,140
Bank of New York
Mellon Corp. (The)
4.95%, 11/01/12	41,790,000	41,868,294
Barclays Bank PLC
5.45%, 09/12/12[b]	39,800,000	40,322,644
Capital One Financial Corp.
6.75%, 09/15/17	41,790,000	41,350,612
Credit Suisse New York
5.00%, 05/15/13	41,790,000	40,558,523
6.00%, 02/15/18	41,790,000	40,344,889
Deutsche Bank AG London
5.38%, 10/12/12	39,800,000	40,157,318
6.00%, 09/01/17	41,790,000	42,080,246
HSBC Holdings PLC
6.50%, 09/15/37	41,790,000	38,866,237
UBS AG Stamford Branch
5.75%, 04/25/18	39,800,000	38,442,422
Wachovia Bank N.A.
6.60%, 01/15/38	40,994,000	34,889,379
Wachovia Corp.
5.50%, 05/01/13	41,790,000	38,472,503
5.75%, 06/15/17[a]	39,800,000	34,171,843

Security	Principal	Value
Wells Fargo & Co.
5.25%, 10/23/12	$41,790,000	$41,605,503
5.63%, 12/11/17	37,810,000	36,457,512

		670,253,855

COMMERCIAL SERVICES – 2.07%
R.R. Donnelley & Sons Co.
5.63%, 01/15/12	41,790,000	41,016,196
Western Union Co.
5.40%, 11/17/11	41,790,000	41,805,671

		82,821,867

COMPUTERS – 2.14%
IBM International
Group Capital LLC
5.05%, 10/22/12	41,790,000	42,978,075
International Business
Machines Corp.
5.70%, 09/14/17	41,790,000	42,845,873

		85,823,948

DIVERSIFIED FINANCIAL SERVICES – 26.52%
Allstate Life Global
Funding Trusts
5.38%, 04/30/13	41,790,000	42,232,130
American Express Co.
6.15%, 08/28/17	41,790,000	39,294,184
American General Finance Corp.
6.90%, 12/15/17	41,790,000	33,535,423
CIT Group Inc.
7.63%, 11/30/12	39,800,000	34,101,229
Citigroup Inc.
5.30%, 10/17/12	39,800,000	38,464,927
6.13%, 11/21/17	39,800,000	37,349,514
6.88%, 03/05/38	41,790,000	40,756,128
Countrywide Financial Corp.
5.80%, 06/07/12	39,800,000	36,028,191
General Electric Capital Corp.
5.25%, 10/19/12	39,800,000	40,439,431
5.63%, 09/15/17	41,790,000	40,745,409
5.88%, 01/14/38	41,790,000	38,021,589
Goldman Sachs Group Inc. (The)
5.45%, 11/01/12	39,800,000	40,041,567
6.25%, 09/01/17	39,800,000	38,703,718
6.75%, 10/01/37	41,790,000	36,797,640

52	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2008

Security	Principal	Value
HSBC Finance Corp.
5.90%, 06/19/12[a]	$39,800,000	$39,989,902
International Lease
Finance Corp.
5.30%, 05/01/12	39,800,000	34,899,138
JPMorgan Chase & Co.
5.38%, 10/01/12	41,790,000	41,891,233
6.00%, 01/15/18	39,800,000	38,779,266
JPMorgan Chase Capital XXV
6.80%, 10/01/37	41,790,000	36,067,224
Lehman Brothers Holdings Inc.
6.20%, 09/26/14	39,800,000	37,561,754
6.50%, 07/19/17[a]	41,790,000	37,660,521
6.88%, 07/17/37	41,790,000	34,373,852
Merrill Lynch & Co. Inc.
6.05%, 08/15/12[a]	39,800,000	38,035,523
6.40%, 08/28/17	41,790,000	37,774,034
Morgan Stanley
5.95%, 12/28/17	39,800,000	35,689,401
6.00%, 04/28/15	41,790,000	39,290,624
Rio Tinto Finance USA Ltd.
5.88%, 07/15/13	39,800,000	40,213,124
6.50%, 07/15/18	33,830,000	34,261,840

		1,062,998,516

ELECTRIC – 1.00%
MidAmerican Energy
Holdings Co.
6.13%, 04/01/36	41,790,000	40,029,397

		40,029,397

FOREST PRODUCTS & PAPER – 1.24%
International Paper Co.
7.40%, 06/15/14	39,004,000	39,855,658
7.95%, 06/15/18	9,950,000	10,038,128

		49,893,786

HEALTH CARE - PRODUCTS – 3.23%
Johnson & Johnson
5.15%, 08/15/12	41,790,000	43,777,741
5.55%, 08/15/17	41,790,000	44,206,920
5.95%, 08/15/37	39,800,000	41,599,159

		129,583,820

Security	Principal	Value
HEALTH CARE - SERVICES – 4.47%
UnitedHealth Group Inc.
4.88%, 02/15/13	$39,800,000	$38,455,556
6.00%, 02/15/18	41,790,000	40,069,555
6.88%, 02/15/38	39,800,000	36,804,465
WellPoint Inc.
5.88%, 06/15/17	28,800,000	27,918,934
6.38%, 06/15/37	39,800,000	36,037,893

		179,286,403

INSURANCE – 1.09%
Berkshire Hathaway Inc.
5.13%, 09/15/12[a]	41,790,000	43,545,180

		43,545,180

MEDIA – 6.92%
Comcast Corp.
6.30%, 11/15/17	39,800,000	39,761,880
6.95%, 08/15/37	41,790,000	41,995,822
Time Warner Cable Inc.
5.40%, 07/02/12	39,800,000	39,573,737
5.85%, 05/01/17	39,800,000	38,005,020
6.55%, 05/01/37	41,790,000	38,758,136
Time Warner Inc.
5.50%, 11/15/11	41,790,000	41,629,067
Viacom Inc.
6.88%, 04/30/36	41,790,000	37,679,118

		277,402,780

OIL & GAS – 0.94%
Valero Energy Corp.
6.63%, 06/15/37	41,790,000	37,628,011

		37,628,011

PHARMACEUTICALS – 10.41%
Abbott Laboratories
5.15%, 11/30/12	39,800,000	41,203,799
5.60%, 11/30/17	41,790,000	42,693,499
6.15%, 11/30/37	39,800,000	40,375,943
AstraZeneca PLC
5.40%, 09/15/12	41,790,000	42,996,186
5.90%, 09/15/17	39,800,000	41,153,627
6.45%, 09/15/37[a]	39,800,000	41,496,305

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

August 31, 2008

Security	Principal	Value
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	$41,790,000	$42,014,767
5.65%, 05/15/18	41,790,000	42,152,212
6.38%, 05/15/38	41,790,000	42,230,147
Wyeth
5.95%, 04/01/37	41,790,000	40,780,562

		417,097,047

REAL ESTATE INVESTMENT TRUSTS – 1.41%
iStar Financial Inc.
5.95%, 10/15/13[a]	39,800,000	28,006,397
Simon Property Group LP
5.30%, 05/30/13	29,850,000	28,661,373

		56,667,770

RETAIL – 6.87%
CVS Caremark Corp.
5.75%, 06/01/17	41,790,000	41,282,021
Federated Retail Holdings Inc.
5.35%, 03/15/12	41,790,000	39,120,448
Home Depot Inc.
5.25%, 12/16/13	39,800,000	38,117,640
5.88%, 12/16/36	41,790,000	33,517,650
Wal-Mart Stores Inc.
4.25%, 04/15/13	17,910,000	17,900,508
5.00%, 04/05/12	21,890,000	22,622,749
5.38%, 04/05/17	39,800,000	41,163,507
6.50%, 08/15/37	39,800,000	41,602,455

		275,326,978

SOFTWARE – 2.01%
Fiserv Inc.
6.13%, 11/20/12	39,800,000	39,999,000
Oracle Corp.
4.95%, 04/15/13	39,800,000	40,454,710

		80,453,710

TELECOMMUNICATIONS – 6.89%
AT&T Inc.
4.95%, 01/15/13	39,800,000	39,988,194
5.50%, 02/01/18	41,790,000	41,109,659
6.80%, 05/15/36	39,800,000	39,765,123
Telecom Italia Capital SA
4.95%, 09/30/14	39,800,000	36,251,715
7.72%, 06/04/38	41,790,000	40,669,065

Security	Shares or Principal	Value
Verizon Communications Inc.
4.35%, 02/15/13	$41,790,000	$40,837,177
6.40%, 02/15/38	39,800,000	37,375,119

		275,996,052

TRANSPORTATION – 1.00%
United Parcel Service Inc.
4.50%, 01/15/13	39,800,000	40,207,077

		40,207,077

TOTAL CORPORATE BONDS & NOTES
(Cost: $4,066,666,890)		3,923,524,833

SHORT-TERM INVESTMENTS – 0.96%

MONEY MARKET FUNDS – 0.96%
Barclays Global Investors Funds
Prime Money Market
Fund, Institutional Shares
2.57%[b,c]	22,991,481	22,991,481
BGI Cash Premier Fund LLC
2.63%[b,c,d]	15,195,520	15,195,520

		38,187,001

TOTAL SHORT-TERM INVESTMENTS
(Cost: $38,187,001)		38,187,001

TOTAL INVESTMENTS IN SECURITIES – 98.85% (Cost: $4,104,853,891)		3,961,711,834

Other Assets, Less Liabilities – 1.15%		46,284,424

NET ASSETS – 100.00%		$4,007,996,258

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

54	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

August 31, 2008

Security	Principal	Value
SOVEREIGN BONDS & NOTES[a] – 86.55%

ARGENTINA – 2.62%
Argentina (Republic of)
1.33%, 12/31/38[b]	$3,000,000	$960,000
8.28%, 12/31/33[c]	2,180,767	1,624,671

		2,584,671

BRAZIL – 10.67%
Brazil (Federative Republic of)
7.13%, 01/20/37	3,100,000	3,451,850
8.00%, 01/15/18	3,500,000	3,906,000
10.13%, 05/15/27	1,400,000	1,984,500
11.00%, 08/17/40	900,000	1,189,350

		10,531,700

BULGARIA – 1.37%
Bulgaria (Republic of)
8.25%, 01/15/15	1,200,000	1,354,500

		1,354,500

CHILE – 1.39%
Chile (Republic of)
5.50%, 01/15/13	1,300,000	1,373,079

		1,373,079

COLOMBIA – 4.79%
Colombia (Republic of)
7.38%, 01/27/17	4,300,000	4,730,000

		4,730,000

ECUADOR – 1.52%
Ecuador (Republic of)
10.00%, 08/15/30[d]	1,700,000	1,504,500

		1,504,500

EL SALVADOR – 0.84%
El Salvador (Republic of)
7.65%, 06/15/35[d]	800,000	826,000

		826,000

GABON – 1.04%
Gabon (Republic of)
8.20%, 12/12/17[d]	1,000,000	1,025,000

		1,025,000

Security	Principal	Value
INDONESIA – 4.79%
Indonesia (Republic of)
6.63%, 02/17/37	$3,100,000	$2,720,250
6.88%, 03/19/17	2,000,000	2,005,000

		4,725,250

IRAQ – 1.86%
Iraq (Republic of)
5.80%, 01/15/28[d]	2,500,000	1,837,500

		1,837,500

MALAYSIA – 2.75%
Malaysia Government
7.50%, 07/15/11	2,500,000	2,715,291

		2,715,291

MEXICO – 6.22%
United Mexican States
5.63%, 01/15/17	3,100,000	3,131,000
6.05%, 01/11/40	1,100,000	1,068,100
6.75%, 09/27/34	1,800,000	1,939,500

		6,138,600

PANAMA – 2.22%
Panama (Republic of)
6.70%, 01/26/36	1,300,000	1,326,000
7.25%, 03/15/15	800,000	868,800

		2,194,800

PERU – 4.64%
Peru (Republic of)
8.38%, 05/03/16	3,900,000	4,578,600

		4,578,600

PHILIPPINES – 6.59%
Philippines (Republic of)
6.38%, 01/15/32	4,000,000	3,860,000
8.00%, 01/15/16	2,400,000	2,649,120

		6,509,120

RUSSIA – 11.28%
Russian Federation
7.50%, 03/31/30[d]	9,997,750	11,134,994

		11,134,994

SOUTH AFRICA – 4.19%
South Africa (Republic of)
7.38%, 04/25/12	3,900,000	4,134,000

		4,134,000

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

August 31, 2008

Security	Principal	Value
TURKEY – 8.43%
Turkey (Republic of)
6.88%, 03/17/36	$4,300,000	$4,042,000
7.25%, 03/15/15	4,100,000	4,279,375

		8,321,375

UKRAINE – 1.74%
Ukraine Government
7.65%, 06/11/13	1,800,000	1,716,750

		1,716,750

URUGUAY – 2.37%
Uruguay (Republic of)
7.63%, 03/21/36	2,300,000	2,340,250

		2,340,250

VENEZUELA – 5.23%
Venezuela (Republic of)
5.75%, 02/26/16	2,200,000	1,716,000
9.25%, 09/15/27	3,700,000	3,441,000

		5,157,000

TOTAL SOVEREIGN BONDS & NOTES
(Cost: $86,400,969)		85,432,980

QUASI-SOVEREIGN BONDS & NOTES[a] – 11.14%

CHINA – 2.83%
China Development Bank
5.00%, 10/15/15	2,900,000	2,794,951

		2,794,951

MALAYSIA – 2.84%
Petronas Capital Ltd.
7.00%, 05/22/12[d]	2,600,000	2,798,813

		2,798,813

MEXICO – 1.80%
Pemex Project Funding Master Trust
5.75%, 03/01/18[d]	500,000	488,750
6.63%, 06/15/35	1,300,000	1,287,000

		1,775,750

NETHERLANDS – 2.17%
KazMunaiGaz Finance Sub
8.38%, 07/02/13[d]	1,100,000	1,119,250
9.13%, 07/02/18[d]	1,000,000	1,022,500

		2,141,750

Security	Shares or Principal	Value
VENEZUELA – 1.50%
Petroleos de Venezuela SA
5.38%, 04/12/27	$2,600,000	$1,482,000

		1,482,000

TOTAL QUASI-SOVEREIGN BONDS & NOTES
(Cost: $11,129,544)		10,993,264

SHORT-TERM INVESTMENTS – 0.44%

MONEY MARKET FUNDS – 0.44%
Barclays Global Investors Funds
Prime Money Market
Fund, Institutional Shares
2.57%[e,f]	436,384	436,384

		436,384

TOTAL SHORT-TERM INVESTMENTS
(Cost: $436,384)		436,384

TOTAL INVESTMENTS IN SECURITIES – 98.13% (Cost: $97,966,897)		96,862,628

Other Assets, Less Liabilities – 1.87%		1,847,396

NET ASSETS – 100.00%		$98,710,024

[a]	Investments are denominated in U.S. dollars.
[b]	Step coupon security. Coupon rate increases in increments until maturity. Interest rate shown reflects the rate currently in effect. Maturity date shown reflects final maturity date.
[c]	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

56	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2008

	iShares Lehman
	1-3 Year Credit Bond Fund	Intermediate Credit Bond Fund	Credit Bond Fund	Intermediate Government/ Credit Bond Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$567,086,905	$291,905,347	$86,226,565	$210,965,885
Affiliated issuers (Note 2)	15,165,096	10,522,217	2,017,467	99,876,591

Total cost of investments	$582,252,001	$302,427,564	$88,244,032	$310,842,476

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$564,050,677	$286,875,476	$84,167,936	$212,055,844
Affiliated issuers (Note 2)	15,165,096	10,522,217	2,017,467	99,876,591

Total fair value of investments	579,215,773	297,397,693	86,185,403	311,932,435
Receivables:
Investment securities sold	–	–	–	33,965,468
Due from custodian (Note 4)	393,800	–	–	–
Interest	8,233,790	4,629,924	1,436,698	2,649,517
Capital shares sold	63,065	–	–	–

Total Assets	587,906,428	302,027,617	87,622,101	348,547,420

LIABILITIES
Payables:
Investment securities purchased	393,800	–	–	35,598,025
Collateral for securities on loan (Note 5)	12,472,310	6,871,800	558,720	97,609,476
Investment advisory fees (Note 2)	93,186	47,544	14,112	35,075

Total Liabilities	12,959,296	6,919,344	572,832	133,242,576

NET ASSETS	$574,947,132	$295,108,273	$87,049,269	$215,304,844

Net assets consist of:
Paid-in capital	$576,518,757	$299,996,721	$89,072,621	$213,010,846
Undistributed net investment income	1,719,343	1,003,299	338,371	981,750
Undistributed net realized gain (accumulated net realized loss)	(254,740)	(861,876)	(303,094)	222,289
Net unrealized appreciation (depreciation)	(3,036,228)	(5,029,871)	(2,058,629)	1,089,959

NET ASSETS	$574,947,132	$295,108,273	$87,049,269	$215,304,844

Shares outstanding[b]	5,700,000	3,000,000	900,000	2,100,000

Net asset value per share	$100.87	$98.37	$96.72	$102.53

[a]	Securities on loan with market values of $12,253,815, $6,752,377, $552,222 and $94,844,469, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2008

	iShares Lehman			iShares iBoxx
	Government/ Credit Bond Fund	MBS Bond Fund	Aggregate Bond Fund	$ High Yield Corporate Bond Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$90,004,776	$721,603,505	$9,455,705,235	$964,313,487
Affiliated issuers (Note 2)	36,354,925	753,928,727	6,851,494,436	81,619,065

Total cost of investments	$126,359,701	$1,475,532,232	$16,307,199,671	$1,045,932,552

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$90,174,310	$732,727,506	$9,487,503,038	$915,082,747
Affiliated issuers (Note 2)	36,354,925	753,928,727	6,851,494,436	81,619,065

Total fair value of investments	126,529,235	1,486,656,233	16,338,997,474	996,701,812
Receivables:
Investment securities sold	11,205,347	38,466	286,165,422	4,135,783
Due from custodian (Note 4)	395,750	–	–	–
Interest	1,161,335	2,977,415	85,764,313	22,582,959
Capital shares sold	–	–	11,299,514	–

Total Assets	139,291,667	1,489,672,114	16,722,226,723	1,023,420,554

LIABILITIES
Payables:
Investment securities purchased	12,036,682	718,978,942	3,760,942,502	–
Collateral for securities on loan (Note 5)	35,651,382	–	3,349,907,864	80,105,310
Investment advisory fees (Note 2)	14,279	156,610	1,600,295	387,520

Total Liabilities	47,702,343	719,135,552	7,112,450,661	80,492,830

NET ASSETS	$91,589,324	$770,536,562	$9,609,776,062	$942,927,724

Net assets consist of:
Paid-in capital	$91,110,380	$769,435,943	$9,613,608,679	$994,247,478
Undistributed (distributions in excess of) net investment income	302,381	(4,967,891)	357,977	6,261,954
Undistributed net realized gain (accumulated net realized loss)	7,029	(5,055,491)	(35,988,397)	(8,350,968)
Net unrealized appreciation (depreciation)	169,534	11,124,001	31,797,803	(49,230,740)

NET ASSETS	$91,589,324	$770,536,562	$9,609,776,062	$942,927,724

Shares outstanding[b]	900,000	7,600,000	95,800,000	10,300,000

Net asset value per share	$101.77	$101.39	$100.31	$91.55

[a]	Securities on loan with market values of $34,652,955, $–, $3,273,225,663 and $78,279,984, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

58	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2008

	iShares iBoxx	iShares JPMorgan
	$ Investment Grade Corporate Bond Fund	USD Emerging Markets Bond Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$4,025,218,012	$97,530,513
Affiliated issuers (Note 2)	79,635,879	436,384

Total cost of investments	$4,104,853,891	$97,966,897

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$3,883,202,189	$96,426,244
Affiliated issuers (Note 2)	78,509,645	436,384

Total fair value of investments	3,961,711,834	96,862,628
Receivables:
Investment securities sold	109,098,555	986,178
Due from custodian (Note 4)	–	1,181,947
Interest	64,990,084	1,809,196
Capital shares sold	190,344	–

Total Assets	4,135,990,817	100,839,949

LIABILITIES
Payables:
Investment securities purchased	112,300,112	2,082,014
Collateral for securities on loan (Note 5)	15,195,520	–
Investment advisory fees (Note 2)	498,927	47,911

Total Liabilities	127,994,559	2,129,925

NET ASSETS	$4,007,996,258	$98,710,024

Net assets consist of:
Paid-in capital	$4,279,393,800	$99,619,479
Undistributed net investment income	18,094,992	361,121
Accumulated net realized loss	(146,350,477)	(166,307)
Net unrealized depreciation	(143,142,057)	(1,104,269)

NET ASSETS	$4,007,996,258	$98,710,024

Shares outstanding[b]	39,800,000	1,000,000

Net asset value per share	$100.70	$98.71

[a]	Securities on loan with market values of $14,952,577 and $–, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2008

	iShares Lehman
	1-3 Year Credit Bond Fund	Intermediate Credit Bond Fund	Credit Bond Fund	Intermediate Government/ Credit Bond Fund
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$9,324,368	$5,932,128	$2,045,660	$3,953,619
Interest from affiliated issuers (Note 2)	19,176	18,172	4,881	15,879
Securities lending income from affiliated issuers (Note 2)	9,459	8,647	346	169,084

Total investment income	9,353,003	5,958,947	2,050,887	4,138,582

EXPENSES
Investment advisory fees (Note 2)	427,892	234,166	74,533	182,042

Total expenses	427,892	234,166	74,533	182,042

Net investment income	8,925,111	5,724,781	1,976,354	3,956,540

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(193,311)	(685,670)	(175,958)	315,997

Net realized gain (loss)	(193,311)	(685,670)	(175,958)	315,997

Net change in unrealized appreciation (depreciation)	(8,170,824)	(7,645,160)	(2,883,544)	(4,649,062)

Net realized and unrealized loss	(8,364,135)	(8,330,830)	(3,059,502)	(4,333,065)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$560,976	$(2,606,049)	$(1,083,148)	$(376,525)

See notes to financial statements.

60	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2008

	iShares Lehman			iShares iBoxx
	Government/ Credit Bond Fund	MBS Bond Fund	Aggregate Bond Fund	$ High Yield Corporate Bond Fund
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$1,373,683	$84,422	$124,332,580	$32,782,943
Interest from affiliated issuers (Note 2)	3,732	8,482,653	46,534,840	76,053
Securities lending income from affiliated issuers (Note 2)	50,222	–	6,464,176	162,005

Total investment income	1,427,637	8,567,075	177,331,596	33,021,001

EXPENSES
Investment advisory fees (Note 2)	60,342	780,192	9,046,000	1,796,698

Total expenses	60,342	780,192	9,046,000	1,796,698

Net investment income	1,367,295	7,786,883	168,285,596	31,224,303

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	55,353	(9,315,681)	(54,739,068)	(8,014,566)
In-kind redemptions	–	–	–	521,625

Net realized gain (loss)	55,353	(9,315,681)	(54,739,068)	(7,492,941)

Net change in unrealized appreciation (depreciation)	(1,269,141)	9,825,306	(108,182,819)	(30,509,720)

Net realized and unrealized gain (loss)	(1,213,788)	509,625	(162,921,887)	(38,002,661)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$153,507	$8,296,508	$5,363,709	$(6,778,358)

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2008

	iShares iBoxx	iShares JPMorgan
	$ Investment Grade Corporate Bond Fund	USD Emerging Markets Bond Fund
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$105,321,603	$2,062,211
Interest from affiliated issuers (Note 2)	1,000,355	4,832
Securities lending income from affiliated issuers (Note 2)	42,866	–

Total investment income	106,364,824	2,067,043

EXPENSES
Investment advisory fees (Note 2)	2,799,811	196,694

Total expenses	2,799,811	196,694

Net investment income	103,565,013	1,870,349

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(17,482,291)	(156,117)

Net realized loss	(17,482,291)	(156,117)

Net change in unrealized appreciation (depreciation)	(145,696,204)	(1,208,380)

Net realized and unrealized loss	(163,178,495)	(1,364,497)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(59,613,482)	$505,852

See notes to financial statements.

62	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Lehman 1-3 Year Credit Bond Fund		iShares Lehman Intermediate Credit Bond Fund
	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,925,111	$5,792,406	$5,724,781	$2,976,703
Net realized gain (loss)	(193,311)	268,232	(685,670)	(162,863)
Net change in unrealized appreciation (depreciation)	(8,170,824)	5,090,219	(7,645,160)	2,517,545

Net increase (decrease) in net assets resulting from operations	560,976	11,150,857	(2,606,049)	5,331,385

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,964,927)	(5,140,705)	(5,115,277)	(2,703,359)

Total distributions to shareholders	(7,964,927)	(5,140,705)	(5,115,277)	(2,703,359)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	283,390,883	283,084,279	129,265,308	150,703,162
Cost of shares redeemed	–	(10,286,121)	–	–

Net increase in net assets from capital share transactions	283,390,883	272,798,158	129,265,308	150,703,162

INCREASE IN NET ASSETS	275,986,932	278,808,310	121,543,982	153,331,188

NET ASSETS
Beginning of period	298,960,200	20,151,890	173,564,291	20,233,103

End of period	$574,947,132	$298,960,200	$295,108,273	$173,564,291

Undistributed net investment income included in net assets at end of period	$1,719,343	$759,159	$1,003,299	$393,795

SHARES ISSUED AND REDEEMED
Shares sold	2,800,000	2,800,000	1,300,000	1,500,000
Shares redeemed	–	(100,000)	–	–

Net increase in shares outstanding	2,800,000	2,700,000	1,300,000	1,500,000

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Lehman Credit Bond Fund		iShares Lehman Intermediate Government/Credit Bond Fund
	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,976,354	$2,052,929	$3,956,540	$3,912,008
Net realized gain (loss)	(175,958)	(107,920)	315,997	(89,870)
Net change in unrealized appreciation (depreciation)	(2,883,544)	693,624	(4,649,062)	5,667,476

Net increase (decrease) in net assets resulting from operations	(1,083,148)	2,638,633	(376,525)	9,489,614

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,820,133)	(1,993,944)	(3,515,693)	(3,477,600)

Total distributions to shareholders	(1,820,133)	(1,993,944)	(3,515,693)	(3,477,600)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	29,459,120	39,498,768	61,697,392	131,326,320

Net increase in net assets from capital share transactions	29,459,120	39,498,768	61,697,392	131,326,320

INCREASE IN NET ASSETS	26,555,839	40,143,457	57,805,174	137,338,334

NET ASSETS
Beginning of period	60,493,430	20,349,973	157,499,670	20,161,336

End of period	$87,049,269	$60,493,430	$215,304,844	$157,499,670

Undistributed net investment income included in net assets at end of period	$338,371	$182,150	$981,750	$540,903

SHARES ISSUED AND REDEEMED
Shares sold	300,000	400,000	600,000	1,300,000

Net increase in shares outstanding	300,000	400,000	600,000	1,300,000

See notes to financial statements.

64	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Lehman Government/Credit Bond Fund		iShares Lehman MBS Bond Fund
	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008	Six months ended August 31, 2008 (Unaudited)	Period from March 13, 2007[a] to February 29, 2008
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,367,295	$1,902,901	$7,786,883	$4,333,423
Net realized gain (loss)	55,353	(188,836)	(9,315,681)	4,731,320
Net change in unrealized appreciation (depreciation)	(1,269,141)	1,332,294	9,825,306	1,298,695

Net increase in net assets resulting from operations	153,507	3,046,359	8,296,508	10,363,438

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,222,118)	(1,872,787)	(13,488,440)	(4,070,887)

Total distributions to shareholders	(1,222,118)	(1,872,787)	(13,488,440)	(4,070,887)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	40,506,127	99,876,594	374,469,581	405,034,290
Cost of shares redeemed	–	(69,131,557)	–	(10,067,928)

Net increase in net assets from capital share transactions	40,506,127	30,745,037	374,469,581	394,966,362

INCREASE IN NET ASSETS	39,437,516	31,918,609	369,277,649	401,258,913

NET ASSETS
Beginning of period	52,151,808	20,233,199	401,258,913	–

End of period	$91,589,324	$52,151,808	$770,536,562	$401,258,913

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$302,381	$157,204	$(4,967,891)	$733,666

SHARES ISSUED AND REDEEMED
Shares sold	400,000	1,000,000	3,700,000	4,000,000
Shares redeemed	–	(700,000)	–	(100,000)

Net increase in shares outstanding	400,000	300,000	3,700,000	3,900,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Lehman Aggregate Bond Fund		iShares iBoxx $ High Yield Corporate Bond Fund
	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008	Six months ended August 31, 2008 (Unaudited)	Period from April 4, 2007[a] to February 29, 2008
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$168,285,596	$329,502,627	$31,224,303	$11,157,175
Net realized gain (loss)	(54,739,068)	69,541,208	(7,492,941)	(1,232,468)
Net change in unrealized appreciation (depreciation)	(108,182,819)	124,613,164	(30,509,720)	(18,721,020)

Net increase (decrease) in net assets resulting from operations	5,363,709	523,656,999	(6,778,358)	(8,796,313)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(203,379,471)	(329,728,248)	(26,409,113)	(9,707,907)

Total distributions to shareholders	(203,379,471)	(329,728,248)	(26,409,113)	(9,707,907)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,286,183,219	2,950,889,922	633,232,125	420,099,795
Cost of shares redeemed	–	(20,033,703)	(9,752,911)	(48,959,594)

Net increase in net assets from capital share transactions	1,286,183,219	2,930,856,219	623,479,214	371,140,201

INCREASE IN NET ASSETS	1,088,167,457	3,124,784,970	590,291,743	352,635,981

NET ASSETS
Beginning of period	8,521,608,605	5,396,823,635	352,635,981	–

End of period	$9,609,776,062	$8,521,608,605	$942,927,724	$352,635,981

Undistributed net investment income included in net assets at end of period	$357,977	$35,451,852	$6,261,954	$1,446,764

SHARES ISSUED AND REDEEMED
Shares sold	12,800,000	29,500,000	6,700,000	4,200,000
Shares redeemed	–	(200,000)	(100,000)	(500,000)

Net increase in shares outstanding	12,800,000	29,300,000	6,600,000	3,700,000

[a]	Commencement of operations.

See notes to financial statements.

66	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBoxx $ Investment Grade Corporate Bond Fund		iShares JPMorgan USD Emerging Markets Bond Fund
	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008	Six months ended August 31, 2008 (Unaudited)	Period from December 17, 2007[a] to February 29, 2008
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$103,565,013	$167,982,619	$1,870,349	$138,618
Net realized loss	(17,482,291)	(44,359,988)	(156,117)	(10,191)
Net change in unrealized appreciation (depreciation)	(145,696,204)	(34,312,656)	(1,208,380)	104,111

Net increase (decrease) in net assets resulting from operations	(59,613,482)	89,309,975	505,852	232,538

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(99,624,554)	(165,986,913)	(1,584,133)	(63,713)

Total distributions to shareholders	(99,624,554)	(165,986,913)	(1,584,133)	(63,713)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	810,914,538	663,689,093	59,469,609	40,149,871
Cost of shares redeemed	–	(103,598,250)	–	–

Net increase in net assets from capital share transactions	810,914,538	560,090,843	59,469,609	40,149,871

INCREASE IN NET ASSETS	651,676,502	483,413,905	58,391,328	40,318,696

NET ASSETS
Beginning of period	3,356,319,756	2,872,905,851	40,318,696	–

End of period	$4,007,996,258	$3,356,319,756	$98,710,024	$40,318,696

Undistributed net investment income included in net assets at end of period	$18,094,992	$14,154,533	$361,121	$74,905

SHARES ISSUED AND REDEEMED
Shares sold	7,900,000	6,300,000	600,000	400,000
Shares redeemed	–	(1,000,000)	–	–

Net increase in shares outstanding	7,900,000	5,300,000	600,000	400,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	67

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman 1-3 Year Credit Bond Fund
	Six months ended Aug. 31, 2008 (Unaudited)	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$103.09	$100.76	$100.08

Income from investment operations:
Net investment income[b]	2.13	4.77	0.69
Net realized and unrealized gain (loss)[c]	(2.41)	2.27	0.28

Total from investment operations	(0.28)	7.04	0.97

Less distributions from:
Net investment income	(1.94)	(4.71)	(0.29)

Total distributions	(1.94)	(4.71)	(0.29)

Net asset value, end of period	$100.87	$103.09	$100.76

Total return	(0.28)%[d]	7.21%	0.97%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$574,947	$298,960	$20,152
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	4.17%	4.72%	4.67%
Portfolio turnover rate[f]	47%	64%	13%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman Intermediate Credit Bond Fund
	Six months ended Aug. 31, 2008 (Unaudited)	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$102.10	$101.17	$100.19

Income from investment operations:
Net investment income[b]	2.45	5.03	0.76
Net realized and unrealized gain (loss)[c]	(3.89)	1.04	0.51

Total from investment operations	(1.44)	6.07	1.27

Less distributions from:
Net investment income	(2.29)	(5.14)	(0.29)

Total distributions	(2.29)	(5.14)	(0.29)

Net asset value, end of period	$98.37	$102.10	$101.17

Total return	(1.43)%[d]	6.27%	1.27%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$295,108	$173,564	$20,233
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	4.89%	5.01%	5.16%
Portfolio turnover rate[f]	14%	28%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman Credit Bond Fund
	Six months ended Aug. 31, 2008 (Unaudited)	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$100.82	$101.75	$100.57

Income from investment operations:
Net investment income[b]	2.62	5.36	0.83
Net realized and unrealized gain (loss)[c]	(4.18)	(0.97)	0.65

Total from investment operations	(1.56)	4.39	1.48

Less distributions from:
Net investment income	(2.54)	(5.32)	(0.30)

Total distributions	(2.54)	(5.32)	(0.30)

Net asset value, end of period	$96.72	$100.82	$101.75

Total return	(1.57)%[d]	4.53%	1.48%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$87,049	$60,493	$20,350
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	5.30%	5.38%	5.58%
Portfolio turnover rate[f]	8%	34%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman Intermediate Government/Credit Bond Fund
	Six months ended Aug. 31, 2008 (Unaudited)	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$105.00	$100.81	$100.00

Income from investment operations:
Net investment income[b]	2.26	4.82	0.69
Net realized and unrealized gain (loss)[c]	(2.67)	4.02	0.40

Total from investment operations	(0.41)	8.84	1.09

Less distributions from:
Net investment income	(2.06)	(4.65)	(0.28)

Total distributions	(2.06)	(4.65)	(0.28)

Net asset value, end of period	$102.53	$105.00	$100.81

Total return	(0.41)%[d]	9.07%	1.09%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$215,305	$157,500	$20,161
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	4.35%	4.75%	4.65%
Portfolio turnover rate[f]	27%	30%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman Government/Credit Bond Fund
	Six months ended Aug. 31, 2008 (Unaudited)	Year ended Feb. 29, 2008	Period from Jan. 5, 2007[a] to Feb. 28, 2007

Net asset value, beginning of period	$104.30	$101.17	$100.23

Income from investment operations:
Net investment income[b]	2.33	4.95	0.72
Net realized and unrealized gain (loss)[c]	(2.71)	3.06	0.47

Total from investment operations	(0.38)	8.01	1.19

Less distributions from:
Net investment income	(2.15)	(4.88)	(0.25)

Total distributions	(2.15)	(4.88)	(0.25)

Net asset value, end of period	$101.77	$104.30	$101.17

Total return	(0.39)%[d]	8.22%	1.20%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$91,589	$52,152	$20,233
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	4.53%	4.93%	4.84%
Portfolio turnover rate[f]	24%	36%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman MBS Bond Fund
	Six months ended Aug. 31, 2008 (Unaudited)	Period from Mar. 13, 2007[a] to Feb. 29, 2008

Net asset value, beginning of period	$102.89	$100.96

Income from investment operations:
Net investment income[b]	1.28	4.28
Net realized and unrealized gain (loss)[c]	(0.48)	1.99

Total from investment operations	0.80	6.27

Less distributions from:
Net investment income	(2.30)	(4.34)

Total distributions	(2.30)	(4.34)

Net asset value, end of period	$101.39	$102.89

Total return	0.76%[d]	6.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$770,537	$401,259
Ratio of expenses to average net assets[e]	0.25%	0.25%
Ratio of net investment income to average net assets[e]	2.50%	4.39%
Portfolio turnover rate[f,g]	599%	1,038%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman Aggregate Bond Fund
	Six months ended Aug. 31, 2008 (Unaudited)	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Period from Sep. 22, 2003[a] to Feb. 29, 2004

Net asset value, beginning of period	$102.67	$100.50	$100.08	$101.72	$103.18	$100.92

Income from investment operations:
Net investment income	1.89 [b]	4.86 [b]	4.71 [b]	3.83	3.73	1.12
Net realized and unrealized gain (loss)[c]	(1.95)	2.25	0.41	(1.32)	(1.62)	2.34

Total from investment operations	(0.06)	7.11	5.12	2.51	2.11	3.46

Less distributions from:
Net investment income	(2.30)	(4.94)	(4.70)	(4.15)	(3.57)	(1.20)

Total distributions	(2.30)	(4.94)	(4.70)	(4.15)	(3.57)	(1.20)

Net asset value, end of period	$100.31	$102.67	$100.50	$100.08	$101.72	$103.18

Total return	(0.04)%[d]	7.32%	5.31%	2.53%	2.11%	3.46%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,609,776	$8,521,609	$5,396,824	$3,142,544	$1,291,817	$350,800
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	3.72%	4.86%	4.76%	3.89%	2.90%	2.47%
Portfolio turnover rate[f,g]	236%	458%	483%	456%	457%	165%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

74	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond Fund
	Six months ended Aug. 31, 2008 (Unaudited)	Period from Apr. 4, 2007[a] to Feb. 29, 2008

Net asset value, beginning of period	$95.31	$103.03

Income from investment operations:
Net investment income[b]	4.13	7.02
Net realized and unrealized loss[c]	(4.12)	(8.81)

Total from investment operations	0.01	(1.79)

Less distributions from:
Net investment income	(3.77)	(5.93)

Total distributions	(3.77)	(5.93)

Net asset value, end of period	$91.55	$95.31

Total return	(0.03)%[d]	(1.89)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$942,928	$352,636
Ratio of expenses to average net assets[e]	0.50%	0.50%
Ratio of net investment income to average net assets[e]	8.69%	7.87%
Portfolio turnover rate[f]	18%	55%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond Fund
	Six months ended Aug. 31, 2008 (Unaudited)	Year ended Feb. 29, 2008	Year ended Feb. 28, 2007	Year ended Feb. 28, 2006	Year ended Feb. 28, 2005	Year ended Feb. 29, 2004

Net asset value, beginning of period	$105.21	$108.00	$107.20	$111.08	$112.78	$110.46

Income from investment operations:
Net investment income	2.86 [a]	5.79 [a]	5.54 [a]	5.15	5.18	5.35
Net realized and unrealized gain (loss)[b]	(4.57)	(2.83)	0.68	(3.92)	(1.70)	2.44

Total from investment operations	(1.71)	2.96	6.22	1.23	3.48	7.79

Less distributions from:
Net investment income	(2.80)	(5.75)	(5.42)	(5.11)	(5.18)	(5.38)
Net realized gain	–	–	–	–	–	(0.09)[c]

Total distributions	(2.80)	(5.75)	(5.42)	(5.11)	(5.18)	(5.47)

Net asset value, end of period	$100.70	$105.21	$108.00	$107.20	$111.08	$112.78

Total return	(1.81)%[d]	3.04%	6.03%	1.12%	3.24%	7.29%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,007,996	$3,356,320	$2,872,906	$2,401,378	$2,554,918	$2,492,441
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	5.55%	5.51%	5.26%	4.75%	4.71%	4.83%
Portfolio turnover rate[f]	26%	95%	89%	71%	32%	0%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Represents all short-term capital gain distributions. Short-term capital gain distributions are treated as ordinary income dividends for tax purposes.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares JPMorgan USD Emerging Markets Bond Fund
	Six months ended Aug. 31, 2008 (Unaudited)	Period from Dec. 17, 2007[a] to Feb. 29, 2008

Net asset value, beginning of period	$100.80	$100.32

Income from investment operations:
Net investment income[b]	2.85	1.09
Net realized and unrealized gain (loss)[c]	(2.35)	0.03

Total from investment operations	0.50	1.12

Less distributions from:
Net investment income	(2.59)	(0.64)

Total distributions	(2.59)	(0.64)

Net asset value, end of period	$98.71	$100.80

Total return	0.50%[d]	1.10%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$98,710	$40,319
Ratio of expenses to average net assets[e]	0.60%	0.60%
Ratio of net investment income to average net assets[e]	5.71%	5.36%
Portfolio turnover rate[f]	10%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Lehman 1-3 Year Credit Bond Fund, iShares Lehman Intermediate Credit Bond Fund, iShares Lehman Credit Bond Fund, iShares Lehman Intermediate Government/Credit Bond Fund, iShares Lehman Government/Credit Bond Fund, iShares Lehman MBS Bond Fund, iShares Lehman Aggregate Bond Fund, iShares iBoxx $ High Yield Corporate Bond Fund, iShares iBoxx $ Investment Grade Corporate Bond Fund and iShares JPMorgan USD Emerging Markets Bond Fund (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares Lehman Aggregate Bond Fund, which is classified as a diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Effective March 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

78	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

The following table summarizes the inputs used in valuing the Funds’ investments, as of August 31, 2008:

Investments in Securities
iShares Bond Fund	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total Fair Value
Lehman 1-3 Year Credit	$ 15,165,096	$ 564,050,677	$ –	$ 579,215,773
Lehman Intermediate Credit	10,522,217	286,875,476	–	297,397,693
Lehman Credit	2,017,467	84,167,936	–	86,185,403
Lehman Intermediate Government/Credit	169,732,584	142,199,851	–	311,932,435
Lehman Government/Credit	69,858,962	56,670,273	–	126,529,235
Lehman MBS	753,928,727	732,727,506	–	1,486,656,233
Lehman Aggregate	9,358,252,176	6,980,745,298	–	16,338,997,474
iBoxx $ High Yield Corporate	81,619,065	915,082,747	–	996,701,812
iBoxx $ Investment Grade Corporate	38,187,001	3,923,524,833	–	3,961,711,834
JPMorgan USD Emerging Markets	436,384	96,426,244	–	96,862,628

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Funds amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended August 31, 2008.

Certain Funds had tax basis net capital loss carryforwards as of February 29, 2008, the tax year-end of the Funds, as follows:

iShares Bond Fund	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Total
Lehman 1-3 Year Credit	$–	$–	$–	$47,437	$47,437
Lehman Intermediate Credit	–	–	–	61,218	61,218
Lehman Credit	–	–	–	63,716	63,716
Lehman Intermediate Government/Credit	–	–	–	34,704	34,704
Lehman Government/Credit	–	–	–	35,114	35,114
Lehman MBS	–	–	–	19,741	19,741
Lehman Aggregate	1,089,293	4,420,413	16,516,253	14,768,306	36,794,265
iBoxx $ High Yield Corporate	–	–	–	664,085	664,085
iBoxx $ Investment Grade Corporate	4,185,823	7,993,294	68,185,543	39,603,772	119,968,432

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended August 31, 2008, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended August 31, 2008 are disclosed in the Funds’ Statements of Operations.

80	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of August 31, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Lehman 1-3 Year Credit	$582,270,829	$1,677,872	$(4,732,928)	$(3,055,056)
Lehman Intermediate Credit	302,484,445	805,212	(5,891,964)	(5,086,752)
Lehman Credit	88,275,011	330,285	(2,419,893)	(2,089,608)
Lehman Intermediate Government/Credit	310,821,432	3,001,557	(1,890,554)	1,111,003
Lehman Government/Credit	126,361,251	1,033,607	(865,623)	167,984
Lehman MBS	1,471,226,632	15,466,041	(36,440)	15,429,601
Lehman Aggregate	16,318,087,081	126,035,940	(105,125,547)	20,910,393
iBoxx $ High Yield Corporate	1,046,090,430	2,104,823	(51,493,441)	(49,388,618)
iBoxx $ Investment Grade Corporate	4,105,142,635	8,930,776	(152,361,577)	(143,430,801)
JPMorgan USD Emerging Markets	98,262,192	–	(1,399,564)	(1,399,564)

The Funds adopted FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of August 31, 2008, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

WHEN-ISSUED/TBA TRANSACTIONS

Certain Funds may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. Each Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Investment Advisory Fee
Lehman 1-3 Year Credit	0.20%
Lehman Intermediate Credit	0.20
Lehman Credit	0.20
Lehman Intermediate Government/Credit	0.20
Lehman Government/Credit	0.20

iShares Bond Fund	Investment Advisory Fee
Lehman MBS	0.25%
Lehman Aggregate	0.20
iBoxx $ High Yield Corporate	0.50
iBoxx $ Investment Grade Corporate	0.15
JPMorgan USD Emerging Markets	0.60

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended August 31, 2008, BGI earned securities lending agent fees as follows:

iShares Bond Fund	Securities Lending Agent Fees
Lehman 1-3 Year Credit	$ 9,459
Lehman Intermediate Credit	8,647
Lehman Credit	346
Lehman Intermediate Government/Credit	169,084

iShares Bond Fund	Securities Lending Agent Fees
Lehman Government/Credit	$ 50,222
Lehman Aggregate	6,464,176
iBoxx $ High Yield Corporate	162,005
iBoxx $ Investment Grade Corporate	42,866

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

82	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

For the six months ended August 31, 2008, the iShares iBoxx $ Investment Grade Corporate Bond Fund had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate as follows:

Name of Affiliated Issuer	Principal Amount Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Principal Amount Held End of Period (in 000s)	Value at End of Period	Interest Income
Barclays Bank PLC	$31,900	$7,900	$ –	$39,800	$40,322,644	$809,088

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2008 were as follows:

	U.S. Government Obligations		Other Securities
iShares Bond Fund	Purchases	Sales	Purchases	Sales
Lehman 1-3 Year Credit	$–	$–	$201,073,636	$200,191,210
Lehman Intermediate Credit	–	–	32,311,787	34,463,957
Lehman Credit	–	–	5,653,052	6,779,775
Lehman Intermediate Government/Credit	42,217,502	44,749,066	9,809,292	3,807,265
Lehman Government/Credit	10,609,940	13,086,755	4,368,853	1,458,097
Lehman MBS	3,837,128,260	3,490,508,733	–	–
Lehman Aggregate	21,019,802,195	21,051,296,674	145,853,817	96,975,230
iBoxx $ High Yield Corporate	–	–	138,571,162	124,667,116
iBoxx $ Investment Grade Corporate	–	–	953,664,476	947,186,397
JPMorgan USD Emerging Markets	–	–	7,413,914	6,694,525

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (See Note 4) for the six months ended August 31, 2008 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Lehman 1-3 Year Credit	$278,710,136	$–
Lehman Intermediate Credit	127,052,518	–
Lehman Credit	28,959,352	–
Lehman Intermediate Government/Credit	57,902,417	–
Lehman Government/Credit	39,742,233	–
Lehman Aggregate	796,136,068	–
iBoxx $ High Yield Corporate	611,021,011	9,459,512
iBoxx $ Investment Grade Corporate	796,135,941	–
JPMorgan USD Emerging Markets	57,856,268	–

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. In the case of the iShares Lehman Aggregate and iShares Lehman MBS Bond Funds, a portion of the designated portfolio of securities are purchased through TBA transactions, in which case these Funds generally require the substitution of an amount of cash equivalent to the price of the securities involved in such TBA transactions. Investors purchasing and redeeming Creation Units in the Funds pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statement of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of August 31, 2008, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income

84	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of August 31, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. SUBSEQUENT EVENT

On September 22, 2008, BarCap, an affiliate of BGFA, completed its acquisition of Lehman Brothers North American investment banking and capital markets businesses. As part of the transaction, Lehman indexes, including the operations responsible for these indexes, have become part of BarCap. As a result, the Lehman indexes are now maintained by BarCap, which is a separate legal entity from BGFA. BGFA will have no role in maintaining the Lehman indexes.

NOTES TO FINANCIAL STATEMENTS	85

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 18-19, 2008, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board anticipated that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board also reviewed the performance of other series of registered investment companies with substantially similar investment objectives and strategies as the iShares Lehman Aggregate Bond Fund for which BGFA provides investment advisory services, noting that such other series generally performed in line with relevant benchmarks over relevant periods. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as any of the iShares Lehman 1-3 Year Credit Bond, iShares Lehman Intermediate Credit Bond, iShares Lehman Credit Bond, iShares Lehman MBS Bond, iShares iBoxx $ High Yield Corporate Bond, iShares iBoxx $ Investment Grade Corporate Bond, or the iShares JPMorgan USD Emerging Markets Bond Funds; therefore, no comparative performance information was available for those particular Funds. The Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered funds objectively selected solely by Lipper as comprising such Fund’s applicable peer group (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. In addition, the Board reviewed statistical information prepared by Lipper regarding

86	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

(Unaudited) (Continued)

iSHARES® TRUST

the performance of each Fund for the one-, three- and five-year periods, as applicable, and the “last quarter” period ended March 31, 2008, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the funds in their respective Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates from the Funds’ operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had continued to make significant investments in the iShares funds, that expenses had grown at a pace similar to the growth in revenue, and that BGFA had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture for the Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of economies of scale with the Funds’ shareholders.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	87

Board Review and Approval of Investment Advisory Contract

(Unaudited) (Continued)

iSHARES® TRUST

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered certain information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was available for the iShares Lehman Aggregate Bond, iShares Lehman Intermediate Credit Bond and iShares Lehman MBS Bond Funds, but not the other Funds, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as such Funds. The Board also noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. In reviewing the comparative investment advisory/management fee information for the Funds for which such information was available, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the Funds in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Funds and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts for which BGFA or BGI provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investment by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate or purchased from an underwriting syndicate in which a BGFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

88	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology-

  Multimedia Networking (IGN)

iShares S&P North American Technology-

  Semiconductors (IGW)

iShares S&P North American Technology-

  Software (IGV)

iShares S&P North American Technology

  Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services

  Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications

  Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Clean Energy (ICLN)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Nuclear Energy (NUCL)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Timber & Forestry (WOOD)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE China (HK Listed) (FCHI)

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria Investable

Market (EWO)

iShares MSCI Belgium Investable

Market (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile Investable Market (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable

Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico Investable Market (EWW)

iShares MSCI Netherlands Investable

Market (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable

Market (THD)

iShares MSCI Turkey Investable

Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman MBS (MBB)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade

Corporate (LQD)

iShares iBoxx $ High Yield

Corporate (HYG)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate

Government/Credit (GVI)

iShares S&P National Municipal (MUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging

Markets (EMB)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select

Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap

ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global

Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North

America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI All Country Asia ex Japan (AAXJ)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

iSHARES FAMILY OF FUNDS	89

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2008 Semi-Annual Report.

7821-iS-0908

90	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Barclays Capital, Inc., iBoxx® nor J.P. Morgan Securities Inc. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI or any of its affiliates, are affiliated with the companies listed above.

©2008 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

iShares®

BARCLAYS

LET’S BUILD A BETTER INVESTMENT WORLD.SM GLOBAL INVESTORS

BGI-F-053-10008

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Schedule of Investments.

The full schedules of investments are included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: October 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: October 28, 2008

By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: October 28, 2008